VANGUARD(R)BOND INDEX FUNDS

ANNUAL REPORT * DECEMBER 31, 2001

BOND

VANGUARD TOTAL BOND MARKET INDEX FUND
VANGUARD SHORT-TERM BOND INDEX FUND
VANGUARD INTERMEDIATE-TERM BOND INDEX FUND
VANGUARD LONG-TERM BOND INDEX FUND

PERSPECTIVE

Maintaining a long-term investment perspective isn't easy. Perhaps that's why it has proven to be so rewarding.

     With  news,   information,   and  opinion  constantly  bombarding  us,  the
temptation to buy or sell--to do something--is powerful. Yet such activity is often counterproductive. Emotions can lead us to big mistakes, like jumping into a hot investment we know little about or selling a sound long-term holding when it sags for a while.

     The actions we recommend are quite simple.

     First, take the time to decide on a mix of stocks, bonds, and cash investments that makes sense for you. Take into account your investment time horizon, your goals, and your ability and willingness to ride out market fluctuations. Write this mix down--it's your investment plan.

     Second, use low-cost, widely diversified mutual funds to carry out your asset allocation.

     Third, stick with your plan, unless there's a major change in your time horizon, goals, or financial situation. Don't "play the market"--and if you feel you must, don't risk more than a tiny percentage of your assets.

     Finally, if market news, the opinions of "experts," or the hope of a big score tempts you to act, consult your plan. It may help you keep a long-term perspective.
--------------------------------------------------------------------------------
CONTENTS

Letter from the Chairman                        1
Fund Profiles                                   7
Glossary of Investment Terms                   11
Performance Summaries                          12
Financial Statements                           16
Advantages of Vanguard.com                     70
--------------------------------------------------------------------------------
SUMMARY

* During an excellent year for fixed income securities, the Vanguard Bond Index Funds posted 12-month returns that ranged from 8.2% to 9.3%. * All four funds outperformed their average peers.

*    While the broad U.S. stock market fell -11.0%, the bond market gained 8.4%

* Short-term bonds enjoyed the largest price gains, and investment-grade corporate bonds outpaced other bond sectors for the year.

LETTER FROM THE CHAIRMAN

FELLOW SHAREHOLDER,

The September 11 tragedy, a war on terrorism, recession, and new lows for stocks made 2001 a year we won't soon forget. Amid the turmoil in the stock market, bonds provided shelter from the storm. The vanguard(R) bond index funds posted excellent 12-month total returns (capital change plus reinvested dividends) that ranged from 8.2% to 9.3%.

     As the table below shows, each of our funds outperformed its average peer mutual fund. The table also displays the returns for our Admiral(TM) Shares--a lower-cost share class for investors with large or long-standing accounts--since their inception on November 12, 2001.

-----------------------------------------------------------------
2001 TOTAL RETURNS                                     YEAR ENDED
                                                      DECEMBER 31
-----------------------------------------------------------------
TOTAL BOND MARKET INDEX FUND
Investor Shares                                              8.4%
Institutional Shares                                         8.6
Average Intermediate U.S. Government Fund*                   6.9
Lehman Aggregate Bond Index                                  8.4
-----------------------------------------------------------------
SHORT-TERM BOND INDEX FUND                                   8.9%
Average 1-;5 Year U.S. Government Fund*                      7.1
Lehman 1-;5 Year Government/Credit Index                     9.0
-----------------------------------------------------------------
INTERMEDIATE-TERM BOND INDEX FUND                            9.3%
Average Intermediate U.S. Government Fund*                   6.9
Lehman 5-;10 Year Government/Credit Index                    8.8
-----------------------------------------------------------------
LONG-TERM BOND INDEX FUND                                    8.2%
Average General U.S. Government Fund*                        6.2
Lehman Long Government/Credit Index                          7.3
-----------------------------------------------------------------
*Derived from data provided by Lipper Inc.

ADMIRAL SHARES
(Since inception on November 12, 2001)
-----------------------------------------------------------------
Total Bond Market Index Fund                                -2.0%
Short-Term Bond Index Fund                                  -1.1
Intermediate-Term Bond Index Fund                           -2.7
-----------------------------------------------------------------

     During the course of the year, bond yields fell. Annualized yields for our funds at year-end ranged from 4.29% for the Short-Term Bond Index Fund to 6.41% for the Long-Term Bond Index Fund, down from 6.25% and 6.48%, respectively, 12 months earlier. Detailed statistics for each fund, including net asset values, income dividends, and capital gains distributions, are presented in the table on page 6.

FINANCIAL MARKETS IN REVIEW

America's economic woes began before September 11, though the terrorist attacks and their aftermath certainly exacerbated the problems. March marked the end of the longest economic expansion in U.S. history and the start of a recession, as corporate profits fell and unemployment rose. In this environment, the broad U.S. stock market produced its first back-to-back yearly losses since 1973-;1974. However, the situation proved to be a tonic for bonds.

     In an aggressive attempt to jump-start the flagging U.S. economy, the Federal Reserve

Board slashed interest rates 11 times. The Fed pushed its target for short-term interest rates from 6.50% to 1.75%--the lowest level in four decades. Lower interest rates translated into meaningful price gains for most high-quality bonds. For the year, the Lehman Brothers Aggregate Bond Index, a measure of the entire market for investment-grade U.S. bonds, returned 8.4%.

-------------------------------------------------------------------------------
MARKET BAROMETER                                   AVERAGE ANNUAL TOTAL RETURNS
                                                PERIODS ENDED DECEMBER 31, 2001
                                               --------------------------------
                                                 ONE         THREE         FIVE
                                                YEAR         YEARS        YEARS
-------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index (Entire market)     8.4%          6.3%         7.4%
Lehman 10 Year Municipal Bond Index             4.6           4.6          5.9
Salomon Smith Barney 3-Month
  U.S. Treasury Bill Index                      4.1           4.9          5.0
-------------------------------------------------------------------------------
STOCKS
S&P 500 Index (Large-caps)                    -11.9%         -1.0%        10.7%
Russell 2000 Index (Small-caps)                 2.5           6.4          7.5
Wilshire 5000 Index (Entire market)           -11.0          -0.7          9.7
MSCI EAFE Index (International)               -22.0          -5.3          0.7
===============================================================================
CPI
Consumer Price Index                            1.6%          2.5%         2.2%
-------------------------------------------------------------------------------

     Of course, lower rates can be tough on investors who depend on fixed income securities for current income. By the end of the year, the yield of the 3-month U.S. Treasury bill had plunged to 1.72%, down from 5.90% at the beginning of the year and roughly even with the rate of inflation. As a result, most money market vehicles were providing minuscule "real," or inflation-adjusted, returns.

     For longer-term Treasuries, yields--which move in the opposite direction from prices--declined through much of the year, but rose during the fourth quarter. The yields of the 10-year Treasury note and the 30-year Treasury bond finished 2001 at 5.05% and 5.47%, respectively--little changed from the beginning of the year. Treasuries with maturities of less than 10 years enjoyed higher price gains.

     But investment-grade corporate bonds were clearly the big winners in 2001, on average posting a total return of about 10%. Long-term corporates had their best return relative to long-term Treasuries in the past 19 years. Mortgage-backed securities--the largest sector of the bond market--provided solid returns as well, though lower than those of other types of investment-grade bonds. The lowest mortgage interest rates in years prompted homeowners to refinance, forcing owners of these debt securities to reinvest in new issues with lower rates.

     Bankruptcies hit a ten-year high among issuers of "junk" bonds, which contributed to lower prices for high-yield securities through much of the year. However, these bonds rallied in the fourth quarter, as investors--attracted to the higher yields and possibly anticipating rising prices under an economic recovery--returned to these instruments. Nevertheless, for the 12 months, the Lehman High Yield Index returned 5.3%, the lowest result among U.S. taxable bond sectors.

     In the U.S. stock market, valuations were already down sharply before September 11. The terrorist attacks led to a four-day hiatus from stock trading, and stock prices lost more ground when trading resumed, hitting three-year lows on September 21. However, a rally took hold in the remainder of the year.

     During the first nine months of the year, value-oriented shares outperformed growth stocks--by declining more modestly. But the fourth quarter's upturn brought a reversal: Growth stocks delivered the strongest gains. Small-capitalization stocks bested large ones throughout the year. On balance, U.S. stocks, as measured by the Wilshire 5000 Total Market Index, declined -11.0%.


2001 PERFORMANCE OVERVIEW

     In 2001, each of the Vanguard Bond Index Funds met its objective of closely tracking its target index. In fact, the returns for three of our four funds met or exceeded (by nearly a percentage point, in the case of the Long-Term Bond Index Fund) those of their respective indexes. This is no easy accomplishment, given that indexes have none of the real-world operating costs that mutual funds must bear. The sole exception was the Short-Term Bond Index Fund, which lagged its index by a hair. As mentioned earlier, each of our funds also outperformed its average mutual fund competitor.

     As you know, returns from bond funds comprise both interest income and any change in their share prices. During 2001, all four funds saw an increase in their share prices, boosting their total returns. The Short-Term Bond Index Fund had the largest price increase among the four funds, reflecting the solid performance of short-term securities during the year. The fund also benefited from a slight tilt toward corporate bonds, as did the Total Bond Market Index Fund. This tilt is part of the investment adviser's strategy to marginally boost gross returns so that the funds' net returns more closely match their indexes. The Intermediate-Term Bond Index Fund posted the highest

--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES' MONTH-END YIELDS (DECEMBER 2000-DECEMBER 2001)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
Source: The Vanguard Group.

--------------------------------------------------------------------------------
YIELDS AND RETURNS
                                     YIELDS AT       COMPONENTS OF TOTAL RETURNS
                                     YEAR-END       YEAR ENDED DECEMBER 31, 2001
                                  ---------------  -----------------------------
INDEX FUND                        2000       2001   INCOME     CAPITAL     TOTAL
--------------------------------------------------------------------------------
Total Bond Market
 Investor Shares                  6.67%      5.63%     6.5%        1.9%     8.4%
 Institutional Shares             6.79       5.75      6.7         1.9      8.6
Short-Term Bond                   6.25       4.29      5.9         3.0      8.9
Intermediate-Term Bond            6.45       6.00      6.7         2.6      9.3
Long-Term Bond                    6.48       6.41      6.6         1.6      8.2
--------------------------------------------------------------------------------

total return among our funds, benefiting from a combination of income and a solid price increase. The Long-Term Bond Index Fund saw a modest increase in its share price, leading to the lowest return among our funds.

     While rising prices help to amplify total returns, the corresponding drop in the interest that the bonds pay can be difficult for investors who rely on bonds for income. Yields have declined quite a bit since the beginning of the year at the shorter end of the maturity spectrum. Over the long run, price fluctuations tend to cancel each other out, leaving a fund's current yield as the best--though far from perfect--indicator of future returns. Of course, over short periods, price fluctuations can have a great impact on your total returns.

     Falling yields may tempt some investors to move into long-term or high-yield bonds to boost interest earnings. However, such a move can carry considerable risk. Longer-term bonds are likely to suffer greater price declines when interest rates rise. High-yield bonds--while less interest-rate sensitive than their investment-grade counterparts of similar maturity--are more speculative and experience greater volatility. Long-term bonds and high-yield bonds may certainly make sense in your investment plans over the long run, but be prepared for greater price fluctuations from time to time.

LONG-TERM PERFORMANCE OVERVIEW

Over longer periods--a better measure of a fund's performance--each of our funds closely matched its index and outperformed its average peer. The table on page 5 compares the funds' annualized returns--over the past decade for the Total Bond Index Fund Investor Shares and since inception for the other funds--with those of their peers and target indexes.

     The Total Bond Market Index Fund outperformed its average peer by 1.2 percentage points. While that gap may not seem significant, it amounts to an extra $2,167 over ten years on a $10,000 initial investment.

     Our other funds, while newer, still hold substantial leads over their rivals. Our Long-Term Bond Index Fund beat the return of its average peer by the widest margin--2.4 percentage points, which translates to an additional $2,933 on a $10,000 initial investment over the fund's lifespan of less than eight years.

     Credit for our strong performance must be given to the skilled management of the portfolio adviser--Vanguard Fixed Income Group. Vanguard's low costs provide another substantial advantage. Our Investor Shares' expense ratios (costs as a percentage of average net assets) in 2001 were 0.21% and 0.22%. Our Admiral and Institutional Shares had even lower costs. In comparison, the peer groups' average expense ratios ranged from 0.99% to 1.26%--about five to six times those of our Investor Shares. Compounded over time, higher costs greatly reduce net returns.

--------------------------------------------------------------------------------
TOTAL RETURNS                                     AVERAGE ANNUAL TOTAL RETURNS
                                                PERIODS ENDED DECEMBER 31, 2001*
                                           -------------------------------------
                                                            AVERAGE
                                           VANGUARD      COMPARABLE      TARGET
INDEX FUND (INCEPTION DATE)                    FUND            FUND       INDEX
--------------------------------------------------------------------------------
Total Bond Market
  Investor Shares (12/11/1986)                 7.1%            5.9%        7.2%
  Institutional Shares (9/18/1995)             7.2             6.0         7.2
Short-Term Bond (3/1/1994)                     6.5             5.5         6.6
Intermediate-Term Bond (3/1/1994)              7.3             5.8         7.3
Long-Term Bond (3/1/1994)                      8.1             5.7         8.0
--------------------------------------------------------------------------------
* Ten years for the Total Bond Market Index Fund Investor Shares; since inception for the Total Bond Market Index Fund Institutional Shares and the other funds.


     Costs have a greater impact on a bond fund's returns than a stock fund's returns because bond returns usually fall within a narrower range than stocks. Our four bond index funds have outperformed 88% to 99% of their peers over the past five years, according to Lipper data. (For the record, the top honor goes to our Long-Term Bond Index Fund.) Only the Total Bond Market Index Fund has a ten-year record, but even here our fund outperformed 74% of its peers.

     When we introduced the Total Bond Market Index Fund in 1986, it was one of the first times the indexing strategy had been applied to a bond mutual fund. But it was hardly our first foray into indexing. In 2001, Vanguard marked the 25th anniversary of the industry's first index mutual fund, Vanguard(R) 500 Index Fund. When we introduced that fund in 1976, critics dismissed it as a sure path to "mediocrity." But indexing's long-term track record has forced some of the critics to offer index funds of their own. And millions of investors have come to embrace indexing as a sensible, long-term approach to participating in the financial markets.

IN SUMMARY

Attentive investors can learn important lessons from the financial markets in just about any year. During 2001, the markets reinforced their inherent unpredictability. Because history has shown that it is counterproductive for investors to try to predict the short-term direction of the markets, we have long advocated a simple, long-term approach to dealing with uncertainty and unpredictability. We recommend that you maintain a balanced portfolio diversified across market segments and asset classes--stocks, bonds, and short-term investments--in relatively fixed proportions that are appropriate for your goals, time horizon, and risk tolerance. Once you have established your plan, ignore the day-to-day market "noise" and stay the course toward your long-term objectives. We thank you for entrusting your hard-earned dollars to us.

Sincerely,


JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JANUARY 17, 2002




--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE: DECEMBER 31, 2000*-DECEMBER 31, 2001

                                                                DISTRIBUTIONS
                                                                  PER SHARE
                                                         -----------------------
                           STARTING           ENDING        INCOME       CAPITAL
                        SHARE PRICE      SHARE PRICE     DIVIDENDS         GAINS
--------------------------------------------------------------------------------
TOTAL BOND MARKET
  Investor Shares           $  9.96          $ 10.15       $ 0.632      $  0.000
  Admiral Shares              10.44            10.15         0.082         0.000
  Institutional Shares         9.96            10.15         0.644         0.000

SHORT-TERM BOND
  Investor Shares           $  9.96          $ 10.19       $ 0.568      $  0.069
  Admiral Shares              10.44            10.19         0.069         0.069

INTERMEDIATE-TERM BOND
  Investor Shares           $ 10.02          $ 10.28       $ 0.651      $  0.000
  Admiral Shares              10.65            10.28         0.085         0.000

LONG-TERM BOND              $ 10.66          $ 10.83       $ 0.683      $  0.000
--------------------------------------------------------------------------------
*For Admiral Shares, since inception on November 12, 2001.

FUND PROFILE                                             AS OF DECEMBER 31, 2001
 FOR TOTAL BOND MARKET INDEX FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate with its unmanaged target index. Key terms are defined on page 11.

-----------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                     LEHMAN
                                        FUND         INDEX*
-----------------------------------------------------------
Number of Issues                         845          6,759
Yield                                                  5.6%
  Investor Shares                       5.6%
  Admiral Shares                        5.7%
  Institutional Shares                  5.8%
Yield to Maturity                       5.5%           5.7%
Average Coupon                          7.1%           6.6%
Average Maturity                   8.5 years      8.1 years
Average Quality                          Aa1            Aaa
Average Duration                   4.6 years      4.5 years
Expense Ratio --
  Investor Shares                      0.22%
  Admiral Shares                     0.17%**
  Institutional Shares                 0.10%
Cash Investments                        1.5%             --
-----------------------------------------------------------

----------------------------------------
DISTRIBUTION BY CREDIT QUALITY
  (% OF PORTFOLIO)

Treasury/Agency+                   61.5%
Aaa                                 3.0
Aa                                  4.1
A                                  13.5
Baa                                16.5
Ba                                  1.4
B                                   0.0
Not Rated                           0.0
----------------------------------------
Total                             100.0%
----------------------------------------

-----------------------------------
DISTRIBUTION BY MATURITY
 (% OF PORTFOLIO)

Under 1 Year                   2.8%
1-5 Years                     34.7
5-10 Years                    46.7
10-20 Years                    6.3
20-30 Years                    8.3
Over 30 Years                  1.2
-----------------------------------
Total                        100.0%
-----------------------------------

---------------------------------------------------
VOLATILITY MEASURES
                                             LEHMAN
                               FUND          INDEX*
---------------------------------------------------
R-Squared                      0.99            1.00
Beta                           0.99            1.00
---------------------------------------------------

--------------------------------------------
INVESTMENT FOCUS
--------------------------------------------
AVERAGE MATURITY                      MEDIUM
CREDIT QUALITY               TREASURY/AGENCY
--------------------------------------------


----------------------------------------
DISTRIBUTION BY ISSUER
  (% OF PORTFOLIO)

Asset-Backed                        2.4%
Commercial Mortgage-Backed          0.0
Finance                            11.7
Foreign                             0.9
Government Mortgage-Backed         36.9
Industrial                         18.1
Treasury/Agency                    24.6
Utilities                           5.4
----------------------------------------
Total                             100.0%
----------------------------------------

                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

 *Lehman Aggregate Bond Index.
**Annualized.
+Includes government mortgage-backed bonds.

FUND PROFILE                                             AS OF DECEMBER 31, 2001
  FOR SHORT-TERM BOND INDEX FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate with its unmanaged target index and a broad market index. Key terms are defined on page 11.


-------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                TARGET             LEHMAN
                                    FUND        INDEX*            INDEX**
-------------------------------------------------------------------------
Number of Issues                     281         2,091              6,759
Yield                                             4.1%               5.6%
  Investor Shares                   4.3%
  Admiral Shares                    4.3%
Yield to Maturity                   4.4%          4.1%               5.7%
Average Coupon                      7.6%          5.9%               6.6%
Average Maturity               2.8 years     2.8 years          8.1 years
Average Quality                      Aa2           Aa1                Aaa
Average Duration               2.5 years     2.5 years          4.5 years
Expense Ratio                                       --                 --
  Investor Shares                  0.21%
  Admiral Shares                   0.17%
Cash Investments                    2.0%            --                 --
-------------------------------------------------------------------------

----------------------------------------
DISTRIBUTION BY CREDIT QUALITY
  (% OF PORTFOLIO)

Treasury/Agency                    49.4%
Aaa                                 3.2
Aa                                  5.8
A                                  19.8
Baa                                20.1
Ba                                  1.7
B                                   0.0
Not Rated                           0.0
----------------------------------------
  Total                           100.0%
----------------------------------------

--------------------------------
DISTRIBUTION BY MATURITY
  (% OF PORTFOLIO)

Under 1 Year                3.8%
1-3 Years                  53.0
3-5 Years                  41.6
Over 5 Years                1.6
--------------------------------
Total 100.0%
--------------------------------

-------------------------------------------------------------------------
VOLATILITY MEASURES
                                        TARGET                     LEHMAN
                            FUND        INDEX*        FUND        INDEX**
-------------------------------------------------------------------------
R-Squared                   0.98          1.00        0.89           1.00
Beta                        0.96          1.00        0.58           1.00
-------------------------------------------------------------------------

----------------------------------------------
INVESTMENT FOCUS
----------------------------------------------

AVERAGE MATURITY                         SHORT
CREDIT QUALITY                 TREASURY/AGENCY
----------------------------------------------

-----------------------------------
DISTRIBUTION BY ISSUER
  (% OF PORTFOLIO)

Asset-Backed                   3.2%
Commercial Mortgage-Backed     0.0
Finance                       14.3
Foreign                        0.9
Government Mortgage-Backed     0.0
Industrial                    25.2
Treasury/Agency               49.4
Utilities                      7.0
-----------------------------------
Total                        100.0%
-----------------------------------

 *Lehman 1-;5 Year Government/Credit Index.
**Lehman Aggregate Bond Index.
 +Annualized.

FUND PROFILE                                             AS OF DECEMBER 31, 2001
 FOR INTERMEDIATE-TERM BOND INDEX FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate with its unmanaged target index and a broad market index. Key terms are defined on page 11.

----------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                  TARGET        LEHMAN
                                    FUND          INDEX*       INDEX**
----------------------------------------------------------------------
Number of Issues                     239           1,423         6,759
Yield                                               6.0%          5.6%
  Investor Shares                   6.0%
  Admiral Shares                    6.1%
Yield to Maturity                   6.1%            6.2%          5.7%
Average Coupon                      7.2%            6.7%          6.6%
Average Maturity               8.2 years       7.7 years     8.1 years
Average Quality                      Aa3             Aa2           Aaa
Average Duration               5.8 years       5.8 years     4.5 years
Expense Ratio                                         --            --
  Investor Shares                  0.21%
  Admiral Shares                  0.17%+
Cash Investments                    1.7%              --            --
----------------------------------------------------------------------

----------------------------------------
DISTRIBUTION BY CREDIT QUALITY
  (% OF PORTFOLIO)

Treasury/Agency                    42.9%
Aaa                                 2.3
Aa                                  6.3
A                                  20.7
Baa                                25.6
Ba                                  2.2
B                                   0.0
Not Rated                           0.0
----------------------------------------
Total                             100.0%
----------------------------------------

--------------------------------
DISTRIBUTION BY MATURITY
 (% OF PORTFOLIO)

Under 1 Year                0.5%
1-5 Years                   5.8
5-10 Years                 91.3
10-20 Years                 0.8
20-30 Years                 0.1
Over 30 Years               1.5
--------------------------------
Total                     100.0%
--------------------------------

----------------------------------------------------------------------
VOLATILITY MEASURES
                                       TARGET                   LEHMAN
                            FUND       INDEX*        FUND      INDEX**
----------------------------------------------------------------------
R-Squared                   0.99         1.00        0.96         1.00
Beta                        0.99         1.00        1.28         1.00
----------------------------------------------------------------------

--------------------------------------
DISTRIBUTION BY ISSUER
 (% OF PORTFOLIO)

Asset-Backed                      0.5%
Commercial Mortgage-Backed        0.0
Finance                          20.1
Foreign                           2.0
Government Mortgage-Backed        0.0
Industrial                       26.8
Treasury/Agency                  42.9
Utilities                         7.7
--------------------------------------
Total                           100.0%
--------------------------------------


-----------------------------------------------
INVESTMENT FOCUS
-----------------------------------------------
AVERAGE MATURITY                         MEDIUM
CREDIT QUALITY                  TREASURY/AGENCY
-----------------------------------------------


                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

*Lehman 5-10 Year Government/Credit Index.
**Lehman Aggregate Bond Index.
+Annualized.

FUND PROFILE                                             AS OF DECEMBER 31, 2001
 FOR LONG-TERM BOND INDEX FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate with its unmanaged target index and a broad market index. Key terms are defined on page 11.

----------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                               TARGET           LEHMAN
                                FUND           INDEX*          INDEX**
----------------------------------------------------------------------
Number of Issues                  94            1,352            6,759
Yield                           6.4%             6.4%             5.6%
Yield to Maturity               6.5%             6.5%             5.7%
Average Coupon                  7.8%             7.4%             6.6%
Average Maturity          22.5 years       22.2 years        8.1 years
Average Quality                  Aa1              Aa1              Aaa
Average Duration          10.5 years       10.4 years        4.5 years
Expense Ratio                  0.21%               --               --
Cash Investments                1.2%               --               --
----------------------------------------------------------------------

---------------------------------------
DISTRIBUTION BY CREDIT QUALITY
 (% OF PORTFOLIO)

Treasury/Agency                   58.6%
Aaa                                0.9
Aa                                 3.9
A                                 16.7
Baa                               19.5
Ba                                 0.4
B                                  0.0
Not Rated                          0.0
---------------------------------------
Total                            100.0%
---------------------------------------

-----------------------------------
DISTRIBUTION BY MATURITY
 (% OF PORTFOLIO)

Under 1 Year                   0.1%
1-5 Years                      1.1
5-10 Years                     3.4
10-20 Years                   39.9
20-30 Years                   50.8
Over 30 Years                  4.7
-----------------------------------
Total                        100.0%
-----------------------------------

----------------------------------------------------------------------
VOLATILITY MEASURES
                                     TARGET                     LEHMAN
                          FUND       INDEX*        FUND        INDEX**
----------------------------------------------------------------------
R-Squared                 0.99         1.00        0.86           1.00
Beta                      1.00         1.00        1.81           1.00
----------------------------------------------------------------------

-------------------------------------------
DISTRIBUTION BY ISSUER
 (% OF PORTFOLIO)

Asset-Backed                           0.5%
Commercial Mortgage-Backed             0.0
Finance                                8.1
Foreign                                4.2
Government Mortgage-Backed             0.0
Industrial                            23.5
Treasury/Agency                       58.6
Utilities                              5.1
-------------------------------------------
Total                                100.0%
-------------------------------------------

-------------------------------------------------------
Investment Focus
-------------------------------------------

AVERAGE MATURITY                       LONG
CREDIT QUALITY              TREASURY/AGENCY
-------------------------------------------


 *Lehman Long Government/Credit Index.
**Lehman Aggregate Bond Index.

GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the fund's duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE MATURITY. The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's target index benchmark and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate bond investment.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index benchmark and by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY                                      AS OF DECEMBER 31, 2001
  FOR TOTAL BOND MARKET INDEX FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.


--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE DECEMBER 31, 1991-DECEMBER 31, 2001
--------------------------------------------------------------------------------
               TOTAL BOND                     AVERAGE
             MARKET INDEX                INTERMEDIATE                   LEHMAN
            FUND INVESTOR                   GOVERMENT                AGGREGATE
                  SHARES*                      FUND**               BOND INDEX

199112              10000                       10000                    10000
199203               9873                        9844                     9872
199206              10259                       10206                    10270
199209              10691                       10666                    10712
199212              10714                       10607                    10740
199303              11160                       11029                    11184
199306              11462                       11238                    11479
199309              11773                       11520                    11778
199312              11751                       11483                    11787
199403              11433                       11215                    11449
199406              11318                       11028                    11330
199409              11376                       11088                    11399
199412              11439                       11056                    11443
199503              11990                       11578                    12021
199506              12710                       12128                    12752
199509              12948                       12346                    13001
199512              13519                       12790                    13556
199603              13261                       12599                    13316
199606              13341                       12584                    13392
199609              13580                       12811                    13638
199612              14003                       13132                    14049
199703              13917                       13087                    13970
199706              14413                       13450                    14484
199709              14903                       13858                    14962
199712              15325                       14193                    15404
199803              15563                       14427                    15645
199806              15930                       14667                    16010
199809              16588                       15317                    16685
199812              16640                       15283                    16743
199903              16568                       15211                    16661
199906              16406                       15005                    16514
199909              16535                       15093                    16623
199912              16514                       15027                    16606
200003              16913                       15359                    16972
200006              17164                       15534                    17269
200009              17691                       15960                    17785
200012              18395                       16629                    18537
200103              18991                       17107                    19099
200106              19142                       17075                    19209
200109              19962                       17888                    20088
200112              19946                       17779                    20101
--------------------------------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURNS
                                      PERIODS ENDED DECEMBER 31, 2001
                                     ------------------------------- FINAL VALUE
                                        ONE        FIVE       TEN   OF A $10,000
                                       YEAR       YEARS     YEARS     INVESTMENT
--------------------------------------------------------------------------------
Total Bond Market Index Fund
 Investor Shares*                     8.43%       7.33%     7.15%       $ 19,946
Average Intermediate Government
 Fund**                                6.92        6.25      5.92         17,779
Lehman Aggregate Bond Index            8.44        7.43      7.23         20,101
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                                     RETURN SINCE  OF A $250,000
                                                       INCEPTION+     INVESTMENT
--------------------------------------------------------------------------------
Total Bond Market Index Fund Admiral Shares                -2.00%       $245,005
Lehman Aggregate Bond Index                                -2.06         244,862
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                     ONE     FIVE        SINCE  OF A $10,000,000
                                    YEAR    YEARS   INCEPTION+        INVESTMENT
--------------------------------------------------------------------------------
Total Bond Market Index Fund
 Institutional Shares              8.56%    7.45%        7.25%      $ 15,521,310
Lehman Aggregate Bond Index        8.44     7.43         7.19         15,475,349
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) DECEMBER 31, 1991-DECEMBER 31, 2001
--------------------------------------------------------------------------------
                   TOTAL BOND MARKET
              INDEX FUND INVESTOR SHARES              LEHMAN++
FISCAL       CAPITAL       INCOME        TOTAL           TOTAL
YEAR          RETURN       RETURN       RETURN          RETURN
--------------------------------------------------------------------------------
1992           -0.2%         7.3%         7.1%            7.4%
1993            3.0          6.7          9.7             9.8
1994           -8.8          6.1         -2.7            -2.9
1995           10.6          7.6         18.2            18.5
1996           -3.0          6.6          3.6             3.6
--------------------------------------------------------------------------------
                     TOTAL BOND MARKET
                INDEX FUND INVESTOR SHARES            LEHMAN++
FISCAL       CAPITAL       INCOME        TOTAL           TOTAL
YEAR          RETURN       RETURN       RETURN          RETURN
--------------------------------------------------------------------------------
1997            2.5%         6.9%         9.4%            9.7%
1998            2.2          6.4          8.6             8.7
1999           -6.8          6.0         -0.8            -0.8
2000            4.2          7.2         11.4            11.6
2001            1.9          6.5          8.4             8.4
--------------------------------------------------------------------------------
* Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
+Inception dates are November 12, 2001, for the Admiral Shares and September 18, 1995, for the Institutional Shares.
++Lehman Aggregate Bond Index.
Note: See Financial Highlights tables on pages 60 and 61 for dividend and capital gains information.

PERFORMANCE SUMMARY                                      AS OF DECEMBER 31, 2001
 FOR SHORT-TERM BOND INDEX FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE MARCH 1, 1994-;DECEMBER 31, 2001
--------------------------------------------------------------------------------

            SHORT-TERM         AVERAGE          LEHMAN
            BOND INDEX        1-5 YEAR        1-5 YEAR            LEHMAN
         FUND INVESTOR      GOVERNMENT     GOVERNMENT/         AGGREGATE
               SHARE**           FUND+    CREDIT INDEX        BOND INDEX

3/1/1994         10000           10000           10000             10000
  199403          9933            9933            9935              9933
  199406          9904            9846            9905              9831
  199409          9985            9916            9995              9891
  199412          9963            9887            9979              9928
  199503         10357           10221           10365             10429
  199506         10763           10564           10780             11064
  199509         10934           10720           10945             11280
  199512         11247           11000           11264             11762
  199603         11233           10987           11254             11553
  199606         11331           11040           11352             11619
  199609         11514           11210           11549             11832
  199612         11758           11423           11790             12188
  199703         11802           11487           11829             12120
  199706         12091           11726           12127             12566
  199709         12361           11957           12405             12981
  199712         12585           12148           12630             13365
  199803         12774           12329           12820             13574
  199806         12986           12494           13035             13890
  199809         13464           12869           13523             14475
  199812         13545           12909           13594             14526
  199903         13593           12980           13647             14455
  199906         13623           12955           13677             14328
  199909         13770           13059           13830             14422
  199912         13827           13101           13878             14407
  200003         14019           13290           14057             14725
  200006         14248           13490           14299             14983
  200009         14636           13778           14674             15430
  200012         15049           14186           15115             16082
  200103         15536           14580           15596             16570
  200106         15746           14656           15767             16665
  200109         16358           15178           16417             17428
  200112         16386           15186           16480             17220
--------------------------------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURNS
                                      PERIODS ENDED DECEMBER 31, 2001
                                     ------------------------------- FINAL VALUE
                                       ONE       FIVE       SINCE   OF A $10,000
                                      YEAR      YEARS  INCEPTION*     INVESTMENT
--------------------------------------------------------------------------------
Short-Term Bond Index Fund
  Investor Shares**                  8.88%      6.86%       6.51%      $  16,386
Average 1-5 Year Government Fund+    7.05       5.86        5.48          15,186
Lehman 1-5 Year Government/
  Credit Index                       9.03       6.93        6.58          16,480
Lehman Aggregate Bond Index          8.44       7.43        7.18          17,220
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                                     RETURN SINCE  OF A $250,000
                                                       INCEPTION*     INVESTMENT
--------------------------------------------------------------------------------
Short-Term Bond Index Fund Admiral Shares                  -1.08%      $ 247,306
Lehman 1-5 Year Government/Credit Index                   -0.92         247,696
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) MARCH 1, 1994-DECEMBER 31, 2001
--------------------------------------------------------------------------------

                  SHORT-TERM BOND INDEX FUND
                      INVESTOR SHARES                 LEHMAN++
FISCAL       CAPITAL       INCOME        TOTAL           TOTAL
Year          Return       Return       Return          Return
--------------------------------------------------------------------------------
1994           -5.0%         4.6%        -0.4%           -0.2%
1995            6.0          6.9         12.9            12.9
1996           -1.5          6.0          4.5             4.7
1997            0.8          6.2          7.0             7.1
--------------------------------------------------------------------------------
                  SHORT-TERM BOND INDEX FUND
                       INVESTOR SHARES                LEHMAN++
FISCAL       CAPITAL       INCOME        TOTAL           TOTAL
YEAR          RETURN       RETURN       RETURN          RETURN
--------------------------------------------------------------------------------
1998            1.7%         5.9%         7.6%            7.6%
1999           -3.3          5.4          2.1             2.1
2000            2.4          6.4          8.8             8.9
2001            3.0          5.9          8.9             9.0
--------------------------------------------------------------------------------
* Inception dates are March 1, 1994, for the Investor Shares and November 12, 2001, for the Admiral Shares.
** Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
+ Derived from data provided by Lipper Inc.
++Lehman 1-;5 Year Government/Credit Index.
Note: See Financial Highlights tables on page 62 for dividend and capital gains information.

PERFORMANCE SUMMARY                                      AS OF DECEMBER 31, 2001
 FOR INTERMEDIATE-TERM BOND INDEX FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE MARCH 1, 1994-DECEMBER 31, 2001
--------------------------------------------------------------------------------

        INTERMEDIATE-TERM           AVERAGE        LEHMAN 5-10           LEHMAN
          BOND INDEX FUND      INTERMEDIATE   YEAR GOVERNMENT/         AGGREGATE
        INVESTOR SHARES**  GOVERNMENT FUND+       CREDIT INDEX        BOND INDEX

3/1/1994            10000             10000              10000             10000
  199403             9790              9790               9771              9790
  199406             9663              9665               9648              9689
  199409             9704              9701               9704              9747
  199412             9712              9685               9707              9784
  199503            10242             10107              10256             10278
  199506            10996             10625              11022             10903
  199509            11199             10799              11239             11116
  199512            11759             11204              11787             11591
  199603            11462             10998              11494             11386
  199606            11473             11024              11509             11451
  199609            11680             11206              11727             11661
  199612            12059             11504              12104             12012
  199703            11929             11424              11970             11945
  199706            12382             11783              12437             12384
  199709            12829             12122              12886             12794
  199712            13193             12433              13246             13171
  199803            13412             12594              13465             13377
  199806            13730             12849              13780             13689
  199809            14569             13398              14622             14266
  199812            14525             13388              14589             14316
  199903            14333             13279              14396             14245
  199906            14103             13145              14171             14121
  199909            14167             13202              14249             14213
  199912            14088             13163              14169             14198
  200003            14419             13407              14437             14512
  200006            14593             13609              14677             14766
  200009            15110             13960              15178             15207
  200012            15889             14566              15931             15850
  200103            16499             14933              16525             16330
  200106            16557             14959              16516             16424
  200109            17421             15647              17423             17176
  200112            17363             15574              17337             17220
--------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURNS
                                     PERIODS ENDED DECEMBER 31, 2001
                                    -------------------------------- FINAL VALUE
                                        ONE       FIVE       SINCE  OF A $10,000
                                       YEAR      YEARS  INCEPTION*    INVESTMENT
--------------------------------------------------------------------------------
Intermediate-Term Bond Index Fund
  Investor Shares**                   9.28%      7.56%       7.30%      $ 17,363
Average Intermediate Government
  Fund+                               6.92       6.25        5.82         15,574
Lehman 5-10 Year Government/
  Credit Index                        8.82       7.45        7.27         17,337
Lehman Aggregate Bond Index           8.44       7.43        7.18         17,220
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                                     RETURN SINCE  OF A $250,000
                                                      INCEPTION*      INVESTMENT
--------------------------------------------------------------------------------
Intermediate-Term Bond Index Fund Admiral Shares           -2.68%     $  243,298
Lehman 5-;10 Year Government/Credit Index                  -2.11         244,714
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) MARCH 1, 1994-DECEMBER 31, 2001
--------------------------------------------------------------------------------
                            INTERMEDIATE-TERM BOND
                         INDEX FUND INVESTOR SHARES      LEHMAN++
FISCAL             CAPITAL        INCOME      TOTAL         TOTAL
YEAR                RETURN        RETURN     RETURN        RETURN
--------------------------------------------------------------------------------
1994                 -8.2%          5.3%      -2.9%         -2.9%
1995                 13.3           7.8       21.1          21.4
1996                 -3.9           6.5        2.6           2.7
1997                  2.4           7.0        9.4           9.4
--------------------------------------------------------------------------------
                             INTERMEDIATE-TERM BOND
                           INDEX FUND INVESTOR SHARES    LEHMAN++
FISCAL             CAPITAL        INCOME      TOTAL         TOTAL
YEAR                RETURN        RETURN     RETURN        RETURN
--------------------------------------------------------------------------------
1998                  3.5%          6.6%      10.1%         10.1%
1999                 -9.0           6.0       -3.0          -2.9
2000                  5.4           7.4       12.8          12.4
2001                  2.6           6.7        9.3           8.8
--------------------------------------------------------------------------------
* Inception dates are March 1, 1994, for the Investor Shares and November 12, 2001, for the Admiral Shares.
** Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
+ Derived from data provided by Lipper Inc.
++Lehman 5-;10 Year Government/Credit Index.
Note: See Financial Highlights tables on page 63 for dividend and capital gains information.

PERFORMANCE SUMMARY                                      AS OF DECEMBER 31, 2001
  FOR LONG-TERM BOND INDEX FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE MARCH 1, 1994-DECEMBER 31, 2001
--------------------------------------------------------------------------------


              LONG-TERM     AVERAGE GENERAL        LEHMAN LONG         LEHMAN
             BOND INDEX          GOVERNMENT        GOVERNMENT/      AGGREGATE
                 FUND**               FUND+       CREDIT INDEX     BOND INDEX

3/1/1994          10000               10000              10000          10000
  199403           9706                9706               9683           9706
  199406           9438                9532               9411           9606
  199409           9391                9535               9377           9664
  199412           9547                9560               9535           9701
  199503          10160                9992              10164          10190
  199506          11203               10569              11225          10811
  199509          11486               10755              11514          11022
  199512          12384               11217              12391          11493
  199603          11620               10920              11641          11289
  199606          11608               10937              11649          11353
  199609          11799               11104              11848          11562
  199612          12352               11410              12408          11910
  199703          12003               11300              12061          11843
  199706          12642               11704              12720          12278
  199709          13356               12071              13427          12684
  199712          14118               12419              14210          13059
  199803          14307               12595              14415          13263
  199806          14945               12894              15025          13573
  199809          15855               13476              15917          14144
  199812          15809               13421              15882          14194
  199903          15277               13261              15349          14124
  199906          14841               13085              14937          14000
  199909          14793               13117              14889          14092
  199912          14568               13016              14667          14077
  200003          15436               13360              15487          14388
  200006          15498               13556              15626          14640
  200009          15993               13920              16071          15077
  200012          16991               14548              17038          15715
  200103          17468               14885              17502          16191
  200106          17460               14846              17392          16284
  200109          18370               15588              18291          17030
  200112          18379               15446              18278          17220
--------------------------------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURNS
                                     PERIODS ENDED DECEMBER 31, 2001
                                     ------------------------------- FINAL VALUE
                                    ONE       FIVE          SINCE   OF A $10,000
                                   YEAR      YEARS     INCEPTION*     INVESTMENT
--------------------------------------------------------------------------------
Long-Term Bond Index Fund**       8.17%      8.27%          8.08%      $  18,379
Average General Government
  Fund+                           6.17       6.24           5.70          15,446
Lehman Long Government/
  Credit Index                    7.28       8.05           8.00          18,278
Lehman Aggregate Bond Index       8.44       7.43           7.18          17,220
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) MARCH 1, 1994-DECEMBER 31, 2001
--------------------------------------------------------------------------------

                    LONG-TERM BOND INDEX FUND            LEHMAN++
FISCAL          CAPITAL      INCOME       TOTAL             TOTAL
YEAR             RETURN      RETURN      RETURN            RETURN
--------------------------------------------------------------------------------
1994             -10.4%        5.9%       -4.5%             -4.6%
1995              21.0         8.7        29.7              30.0
1996              -6.8         6.5        -0.3               0.1
1997               6.9         7.4        14.3              14.5
--------------------------------------------------------------------------------

                     LONG-TERM BOND INDEX FUND           LEHMAN++
FISCAL          CAPITAL      INCOME       TOTAL             TOTAL
YEAR             RETURN      RETURN      RETURN            RETURN
--------------------------------------------------------------------------------
1998                        5.5%         6.5%       12.0%       11.8%
1999                      -;13.5          5.6       -;7.9       -;7.7
2000                         9.1          7.5        16.6        16.2
2001                         1.6          6.6         8.2         7.3
--------------------------------------------------------------------------------
* March 1, 1994.
** Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
+Derived from data provided by Lipper Inc.
++Lehman Long Government/Credit Index.
Note: See Financial Highlights table on page 64 for dividend and capital gains information.

FINANCIAL STATEMENTS
  DECEMBER 31, 2001
STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.


--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
TOTAL BOND MARKET INDEX FUND                       COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (60.6%)
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (19.0%)
Private Export Funding Corp.
(U.S. Government Guaranteed)                        7.20%              1/15/2010            $      34,200    $      37,346
U.S. Treasury Bond                                  5.00%              8/15/2011                      405              404
U.S. Treasury Bond                                  5.25%             11/15/2028                      710              665
U.S. Treasury Bond                                  5.25%              2/15/2029                      425              399
U.S. Treasury Bond                                  6.00%              2/15/2026                      240              247
U.S. Treasury Bond                                 6.125%              8/15/2029                      850              902
U.S. Treasury Bond                                  6.25%              5/15/2030                    1,315            1,424
U.S. Treasury Bond                                 6.375%              8/15/2027                      200              217
U.S. Treasury Bond                                 6.625%              2/15/2027                  196,965          219,289
U.S. Treasury Bond                                  6.75%              8/15/2026                  157,575          177,696
U.S. Treasury Bond                                 7.125%              2/15/2023                      855              995
U.S. Treasury Bond                                  7.25%              5/15/2016                      650              751
U.S. Treasury Bond                                  7.50%             11/15/2016                      675              798
U.S. Treasury Bond                                  7.50%             11/15/2024                   36,525           44,516
U.S. Treasury Bond                                 7.625%             11/15/2022                  158,675          194,199
U.S. Treasury Bond                                 7.625%              2/15/2025                      900            1,112
U.S. Treasury Bond                                 7.875%              2/15/2021                   82,617          102,747
U.S. Treasury Bond                                  8.00%             11/15/2021                   70,285           88,944
U.S. Treasury Bond                                 8.125%              8/15/2019                  152,110          192,010
U.S. Treasury Bond                                 8.125%              5/15/2021                    4,215            5,376
U.S. Treasury Bond                                 8.125%              8/15/2021                  181,825          232,151
U.S. Treasury Bond                                  8.50%              2/15/2020                    4,570            5,978
U.S. Treasury Bond                                  8.75%              5/15/2017                    7,550            9,918
U.S. Treasury Bond                                  8.75%              5/15/2020                   47,915           64,201
U.S. Treasury Bond                                  8.75%              8/15/2020                    3,225            4,326

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
                                                   COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond                                 8.875%              8/15/2017            $      25,405    $      33,715
U.S. Treasury Bond                                 8.875%              2/15/2019                    1,130            1,515
U.S. Treasury Bond                                 9.125%              5/15/2018                    1,815            2,471
U.S. Treasury Bond                                 9.875%             11/15/2015                   18,365           25,926
U.S. Treasury Bond                                 10.00%              5/15/2010                   29,275           34,616
U.S. Treasury Bond                                10.375%             11/15/2009                  152,850          180,047
U.S. Treasury Bond                                10.625%              8/15/2015                    7,725           11,436
U.S. Treasury Bond                                 10.75%              2/15/2003                  436,225          476,624
U.S. Treasury Bond                                 10.75%              5/15/2003                   45,285           50,252
U.S. Treasury Bond                                11.125%              8/15/2003                  280,375          316,905
U.S. Treasury Bond                                 11.25%              2/15/2015                    4,100            6,279
U.S. Treasury Bond                                11.625%             11/15/2002                  146,475          158,499
U.S. Treasury Bond                                 11.75%             11/15/2014                      900            1,286
U.S. Treasury Bond                                 12.00%              8/15/2013                      350              489
U.S. Treasury Bond                                 13.25%              5/15/2014                    3,000            4,519
U.S. Treasury Bond                                 14.00%             11/15/2011                    3,420            4,836
U.S. Treasury Note                                 3.625%              8/31/2003                   20,000           20,254
U.S. Treasury Note                                 3.875%              7/31/2003                   47,000           47,819
U.S. Treasury Note                                  4.25%              5/31/2003                   12,100           12,387
U.S. Treasury Note                                 4.625%              2/28/2003                   47,575           48,835
U.S. Treasury Note                                  4.75%              1/31/2003                      250              257
U.S. Treasury Note                                  4.75%             11/15/2008                      165              164
U.S. Treasury Note                                  5.00%              2/15/2011                   24,450           24,376
U.S. Treasury Note                                  5.25%              5/15/2004                      250              261
U.S. Treasury Note                                  5.50%              1/31/2003                   96,500           99,853
U.S. Treasury Note                                  5.50%              2/28/2003                   12,000           12,437
U.S. Treasury Note                                  5.50%              2/15/2008                    8,030            8,385
U.S. Treasury Note                                 5.625%             11/30/2002                   22,775           23,501
U.S. Treasury Note                                 5.625%              5/15/2008                  623,900          654,016
U.S. Treasury Note                                  5.75%             11/30/2002                   91,050           94,051
U.S. Treasury Note                                  5.75%              4/30/2003                    4,500            4,694
U.S. Treasury Note                                  5.75%              8/15/2003                   29,950           31,341
U.S. Treasury Note                                  5.75%             11/15/2005                    5,735            6,060
U.S. Treasury Note                                  5.75%              8/15/2010                   42,615           44,741
U.S. Treasury Note                                 5.875%              9/30/2002                    1,300            1,338
U.S. Treasury Note                                 5.875%             11/15/2004                    1,040            1,101
U.S. Treasury Note                                  6.00%              8/15/2009                   32,675           34,830
U.S. Treasury Note                                 6.125%              8/15/2007                      885              952
U.S. Treasury Note                                  6.25%              1/31/2002                    3,100            3,111
U.S. Treasury Note                                  6.25%              2/28/2002                    2,100            2,115
U.S. Treasury Note                                  6.25%              2/15/2007                    3,010            3,252
U.S. Treasury Note                                  6.50%              2/15/2010                  208,810          229,380
U.S. Treasury Note                                 6.625%              5/15/2007                    5,125            5,633
U.S. Treasury Note                                  7.00%              7/15/2006                    1,140            1,263
U.S. Treasury Strips                                0.00%              8/15/2005                    1,500            1,285
U.S. Treasury Strips                                0.00%              2/15/2015                   22,000           10,291
U.S. Treasury Strips                                0.00%              5/15/2017                   62,000           25,013
                                                                                                             -------------
                                                                                                             $   4,149,022
                                                                                                             -------------

AGENCY BONDS AND NOTES (5.2%)
Federal Farm Credit Bank                            4.80%              11/6/2003                   34,120           35,061
Federal Farm Credit Bank                            5.75%               9/1/2005                      700              727
Federal Farm Credit Bank                            8.00%               6/1/2030                    2,351            2,461
Federal Farm Credit Bank                            8.50%               9/1/2030                       46               49

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
TOTAL BOND MARKET INDEX FUND                       COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank                             4.875%              4/16/2004            $       5,700    $       5,847
Federal Home Loan Bank                             5.575%               9/2/2003                   64,000           66,503
Federal Home Loan Bank                             5.375%               1/5/2004                    7,600            7,885
Federal Home Loan Bank                             5.675%              8/18/2003                   51,450           53,414
Federal Home Loan Bank                              5.79%              4/27/2009                      900              909
Federal Home Loan Bank                             5.865%               9/2/2008                   55,420           57,194
Federal Home Loan Bank                              5.88%             11/25/2008                   15,300           15,123
Federal Home Loan Bank                              6.50%              8/15/2007                   41,260           44,095
Federal Home Loan Bank                              6.50%             11/13/2009                    1,300            1,374
Federal Home Loan Bank                             7.625%              5/14/2010                   95,700          107,782
Federal Home Loan Mortgage Corp.                    5.50%              7/15/2006                      470              483
Federal Home Loan Mortgage Corp.                    5.63%              1/10/2003                      625              640
Federal Home Loan Mortgage Corp.                    5.75%              4/15/2008                      800              822
Federal Home Loan Mortgage Corp.                    6.00%              6/15/2011                      535              544
Federal Home Loan Mortgage Corp.                    6.45%              4/29/2009                   23,000           23,093
Federal Home Loan Mortgage Corp.                   6.625%              9/15/2009                    1,400            1,493
Federal Home Loan Mortgage Corp.                   6.875%              1/15/2005                   74,500           80,311
Federal Home Loan Mortgage Corp.                   6.875%              9/15/2010                   12,300           13,266
Federal Home Loan Mortgage Corp.                    7.00%              2/15/2003                      305              318
Federal Home Loan Mortgage Corp.                    7.00%              7/15/2005                  165,650          179,934
Federal Home Loan Mortgage Corp.                    7.00%              3/15/2010                      350              381
Federal National Mortgage Assn.                    5.125%              2/13/2004                      650              669
Federal National Mortgage Assn.                     5.25%              1/15/2003                      750              770
Federal National Mortgage Assn.                     5.50%              2/15/2006                   77,750           80,234
Federal National Mortgage Assn.                     5.50%              3/15/2011                   26,250           25,812
Federal National Mortgage Assn.                     5.64%             12/10/2008                   25,000           24,408
Federal National Mortgage Assn.                     5.75%              4/15/2003                   29,650           30,738
Federal National Mortgage Assn.                     5.75%              6/15/2005                    2,770            2,900
Federal National Mortgage Assn.                     5.75%              2/15/2008                    1,850            1,903
Federal National Mortgage Assn.                     5.91%              8/25/2003                   18,450           19,265
Federal National Mortgage Assn.                     5.97%              7/3/2003                    26,390           27,245
Federal National Mortgage Assn.                     6.00%              5/15/2008                      910              946
Federal National Mortgage Assn.                     6.18%              2/19/2009                   11,000           10,996
Federal National Mortgage Assn.                     6.25%             11/15/2002                      900              930
Federal National Mortgage Assn.                     6.25%               2/1/2011                   14,825           15,076
Federal National Mortgage Assn.                     6.25%              5/15/2029                      900              897
Federal National Mortgage Assn.                    6.375%              6/15/2009                    1,700            1,791
Federal National Mortgage Assn.                     6.40%              5/14/2009                   67,300           68,571
Federal National Mortgage Assn.                     6.50%              8/15/2004                    2,760            2,934
Federal National Mortgage Assn.                     6.50%              4/29/2009                    1,500            1,508
Federal National Mortgage Assn.                    6.625%              9/15/2009                    1,315            1,402
Federal National Mortgage Assn.                    6.625%             11/15/2030                   25,000           26,154
Federal National Mortgage Assn.                     7.00%              7/15/2005                      740              804
Federal National Mortgage Assn.                    7.125%              2/15/2005                      305              331
Federal National Mortgage Assn.                    7.125%              1/15/2030                      805              893
Federal National Mortgage Assn.                     7.25%              1/15/2010                    4,000            4,413
Federal National Mortgage Assn.                     7.25%              5/15/2030                    3,826            4,286
Government Trust Certificate                       9.625%              5/15/2002                        7                7
Resolution Funding Corp.                           8.125%             10/15/2019                      550              681
Resolution Funding Corp.                           8.625%              1/15/2030                      110              150
Resolution Funding Corp.                           8.875%              7/15/2020                      280              371
Small Business Administration Variable Rate
  Interest Only Custodial Receipts                 2.719%              7/15/2017                    5,073              238

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
                                                   COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Auth.                             5.375%             11/13/2008                   32,400           32,375
Tennessee Valley Auth.                             7.125%               5/1/2030                   36,000           39,892
                                                                                                             -------------
                                                                                                             $   1,129,299
                                                                                                             -------------
MORTGAGE-BACKED SECURITIES (36.4%)
Federal Home Loan Mortgage Corp.                    5.50%   12/1/2005--12/1/2028(1)                38,700           38,660
Federal Home Loan Mortgage Corp.                    6.00%   11/1/2002--11/1/2031(1)               643,857          640,352
Federal Home Loan Mortgage Corp.                    6.50%    6/1/2002--10/1/2031(1)               937,246          946,827
Federal Home Loan Mortgage Corp.                    7.00%    7/1/2003--10/1/2031(1)               709,430          726,727
Federal Home Loan Mortgage Corp.                    7.50%    8/1/2003--10/1/2031(1)               231,120          240,133
Federal Home Loan Mortgage Corp.                    8.00%     6/1/2003--3/1/2031(1)               147,197          154,570
Federal Home Loan Mortgage Corp.                    8.50%    1/1/2005--11/1/2030(1)                20,860           22,219
Federal Home Loan Mortgage Corp.                    9.00%    11/1/2005--4/1/2031(1)                13,670           14,705
Federal Home Loan Mortgage Corp.                    9.50%     4/1/2016--6/1/2025(1)                 2,772            3,007
Federal Home Loan Mortgage Corp.                   10.00%     7/1/2009--4/1/2025(1)                   480              535
Federal Home Loan Mortgage Corp.                   10.50%   11/1/2003--12/1/2015(1)                    21               21
Federal Housing Administration Project              7.43%              10/1/2020(1)                  398               419
Federal National Mortgage Assn.                     5.00%    3/1/2006--12/1/2030(1)                43,798           42,421
Federal National Mortgage Assn.                     6.00%    3/1/2003--12/1/2031(1)               816,277          812,152
Federal National Mortgage Assn.                     6.50%    1/1/2003--12/1/2031(1)             1,363,050        1,370,440
Federal National Mortgage Assn.                     7.00%   10/1/2002--12/1/2031(1)               632,075          646,274
Federal National Mortgage Assn.                     7.50%     6/1/2002--9/1/2031(1)               393,239          406,544
Federal National Mortgage Assn.                     8.00%     5/1/2002--6/1/2031(1)               104,532          109,595
Federal National Mortgage Assn.                     8.50%     4/1/2006--4/1/2031(1)                34,293           36,430
Federal National Mortgage Assn.                     9.00%     9/1/2003--8/1/2030(1)                 5,606            6,013
Federal National Mortgage Assn.                     9.50%    8/1/2002--11/1/2025(1)                 5,249            5,623
Federal National Mortgage Assn.                    10.00%     8/1/2005--6/1/2022(1)                   620              679
Federal National Mortgage Assn.                    10.50%     5/1/2010--8/1/2020(1)                   222              244
Government National Mortgage Assn.                  5.25%              6/20/2029(1)                 8,935            9,087
Government National Mortgage Assn.                  5.50%  12/15/2028--1/15/2029(1)                 2,774            2,660
Government National Mortgage Assn.                  6.00%   3/1/2009--12/15/2031(1)               159,641          157,591
Government National Mortgage Assn.                  6.50% 10/15/2007--11/15/2031(1)               484,490          488,107
Government National Mortgage Assn.                  7.00%  11/1/2007--10/15/2031(1)               465,295          477,185
Government National Mortgage Assn.                  7.50%   2/15/2007--9/15/2031(1)               268,219          278,340
Government National Mortgage Assn.                  8.00%  2/15/2007--12/15/2030(1)               167,666          176,310
Government National Mortgage Assn.                  8.50%   5/15/2010--2/15/2031(1)                36,122           38,411
Government National Mortgage Assn.                  9.00%   4/15/2005--3/15/2031(1)                49,887           53,679
Government National Mortgage Assn.                  9.50%    1/1/2004--9/15/2030(1)                 7,613            8,302
Government National Mortgage Assn.                 10.00%   9/15/2003--8/15/2025(1)                 1,392            1,563
Government National Mortgage Assn.                 10.50%   7/15/2015--1/15/2021(1)                   961            1,091
Government National Mortgage Assn.                 11.50%  3/15/2010--11/15/2017(1)                   126              143
                                                                                                             -------------
                                                                                                             $   7,917,059
                                                                                                             -------------
--------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (Cost $12,933,156)                                                                                         $  13,195,380
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (37.0%)
--------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities (2.4%)
American Express Credit Card Master Trust           6.40%              4/15/2005(1)         $      17,250    $      17,713
California Infrastructure & Econ. Dev. Bank SP
  Trust PG&E                                        6.31%              9/25/2008(1)                 8,847            9,244
California Infrastructure & Econ. Dev. Bank SP
  Trust PG&E                                        6.38%              9/25/2008(1)                45,705           47,728
California Infrastructure & Econ. Dev. Bank SP
  Trust PG&E                                        6.42%              9/25/2008(1)                49,755           52,618


--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
TOTAL BOND MARKET INDEX FUND                       COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
Capital One Auto                                    4.88%              9/15/2008(1)         $      17,350    $      17,349
Capital One Master Trust                            4.60%              8/17/2009(1)                35,000           34,769
CIT RV Trust                                        5.96%              4/15/2011(1)                15,525           15,823
Citibank Credit Card Master Trust                   5.50%              2/15/2006(1)                   350              362
Citibank Credit Card Master Trust                  5.875%              3/10/2011(1)                 1,200            1,218
ComEd Transitional Funding Trust                    5.63%              6/25/2009(1)                   510              518
Discover Card Master Trust                          5.60%              5/16/2006(1)                   750              777
Discover Card Master Trust                          5.65%             11/15/2004(1)                43,000           43,550
Discover Card Master Trust                          5.90%             10/15/2004(1)                   450              455
Discover Card Master Trust                          6.85%              7/17/2007(1)                   250              267
First Bank Corp. Card Master Trust                  6.40%              2/15/2003(1)                 5,030            5,055
First Union Corp. Card Master Trust                6.223%             12/12/2033(1)                14,150           13,818
First USA Credit Card Master Trust                  6.42%              3/17/2005(1)                 9,450            9,667
Ford Credit Auto Owner Trust                        7.09%             11/17/2003(1)                   155              158
Ford Credit Auto Owner Trust                        7.40%              4/15/2005(1)                18,300           19,126
Honda Auto Lease Trust                              6.65%              7/15/2005(1)                23,000           23,368
MBNA Master Credit Card Trust                       6.60%             11/15/2004(1)                15,065           15,365
PECO Energy Transition Trust                        5.63%               3/1/2005(1)                46,829           47,807
PECO Energy Transition Trust                        5.80%               3/1/2009(1)                12,289           12,750
PECO Energy Transition Trust                        6.05%               3/1/2009(1)                15,075           15,593
PP&L Transition Bond Co. LLC                        6.96%             12/26/2007(1)                 9,000            9,658
PP&L Transition Bond Co. LLC                        7.15%              6/25/2009(1)                   850              912
Providian Master Trust                              6.60%              4/16/2007(1)                13,500           13,802
PSE&G Transition Funding LLC                        6.89%             12/15/2017(1)                20,000           20,606
Sears Credit Account Master Trust                   6.05%              1/15/2008(1)                19,500           20,242
Sears Credit Account Master Trust                   6.35%              2/16/2007(1)                30,000           30,785
Standard Credit Card Master Trust                   6.55%              10/7/2007(1)                 2,850            3,027
World Omni Auto                                     3.79%             11/20/2005(1)                17,000           16,998
                                                                                                             -------------
                                                                                                             $     521,128
                                                                                                             -------------
FINANCE (11.5%)
BANKING (4.0%)
Abbey National PLC                                  7.95%             10/26/2029                   25,490           28,347
Abbey National PLC                                 8.963%             12/29/2049                    9,000           10,458
Bank of America Corp.                              7.125%              9/15/2006                    4,500            4,849
Bank of America Corp.                               8.50%              1/15/2007                    5,000            5,668
Bank of New York Capital I                          7.97%             12/31/2026                    3,225            3,297
Bank One Corp.                                     7.625%               8/1/2005                    1,750            1,896
Bank One Corp.                                     7.875%               8/1/2010                    5,715            6,259
BankAmerica Capital II                              8.00%             12/15/2026                    1,000            1,014
BankAmerica Corp.                                  6.625%              6/15/2004                    5,350            5,641
BankAmerica Corp.                                   7.20%              9/15/2002                      400              412
BankAmerica Corp.                                  7.625%              6/15/2004                    1,630            1,756
Barclays Bank PLC                                  7.375%             12/15/2011(2)                14,000           14,523
Barclays Bank PLC                                   8.55%              6/15/2011(2)                11,500           12,843
BBVA-Bancomer Capital Trust I                      10.50%              2/16/2011(2)                49,700           54,297
BNP Paribas Capital Trust                          9.003%             12/29/2049(2)                 8,000            9,096
BT Capital Trust B                                  7.90%              1/15/2027                    1,100            1,098
The Chase Manhattan Corp.                           5.75%              4/15/2004                    5,975            6,158
The Chase Manhattan Corp.                           6.00%              11/1/2005                    3,815            3,918
The Chase Manhattan Corp.                          7.125%               2/1/2007                    1,650            1,760
Citicorp                                            7.00%               7/1/2007                      400              429
Citicorp                                           7.125%               6/1/2003                      135              142
Citicorp                                           7.125%              3/15/2004                    1,550            1,641
Citicorp Capital II                                8.015%              2/15/2027                    1,400            1,470

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
                                                  COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
Citicorp Lease Pass-Through Trust                   7.22%              10/1/2004(1)(2)      $       5,218    $       5,549
Citicorp Lease Pass-Through Trust                   8.04%             12/15/2019(2)                18,250           19,587
Citigroup Inc.                                      5.50%               8/9/2006                   45,000           45,764
Citigroup Inc.                                      6.20%              3/15/2009                      140              143
Citigroup Inc.                                      6.75%              12/1/2005                   36,750           39,059
Citigroup Inc.                                      7.25%              10/1/2010                    9,400           10,022
Commercial Credit Corp.                             5.90%               9/1/2003                      550              571
Commercial Credit Corp.                            6.625%             11/15/2006                    2,000            2,121
Commercial Credit Corp.                            6.625%               6/1/2015                      850              863
CoreStates Capital Corp.                           6.625%              3/15/2005                    6,900            7,198
CoreStates Capital Corp.                            8.00%             12/15/2026(2)                14,000           13,826
CoreStates Capital Corp.                           9.375%              4/15/2003                    1,750            1,889
Credit Suisse First Boston USA                     6.125%             11/15/2011                   12,575           12,239
Donaldson, Lufkin & Jenrette, Inc.                  8.00%               3/1/2005                    5,000            5,407
Fifth Third Bancorp                                 6.75%              7/15/2005                    5,000            5,273
First Bank NA                                       7.55%              6/15/2004                   10,000           10,735
First Bank System                                  7.625%               5/1/2005                    5,000            5,367
First Chicago Corp.                                6.875%              6/15/2003                    5,000            5,244
First Chicago Corp.                                7.625%              1/15/2003                    2,400            2,503
First Union Corp.                                  6.625%              7/15/2005                      390              408
First Union Corp.                                   7.55%              8/18/2005                    5,000            5,426
Fleet Boston Financial Corp.                       4.875%              12/1/2006                   33,150           32,503
Fleet Boston Financial Corp.                        7.25%              9/15/2005                    5,175            5,543
Fleet Capital Trust II                              7.92%              12/11/2026                   3,790            3,771
Fleet Financial Group, Inc.                        6.875%               3/1/2003                    1,100            1,145
Fleet Financial Group, Inc.                        7.125%              4/15/2006                    5,700            6,046
Fleet/Norstar Group                                8.125%               7/1/2004                    4,600            5,008
HSBC Capital Funding                              10.176%             12/29/2049(2)                14,000           17,409
ING Capital Funding Trust III                      8.439%             12/31/2010                   30,500           32,452
JP Morgan Chase & Co.                               6.50%               8/1/2005                    3,625            3,777
Mellon Bank NA                                      6.50%               8/1/2005                    5,300            5,559
Mellon Bank NA                                      6.75%               6/1/2003                    2,775            2,909
Mellon Bank NA                                     7.375%              5/15/2007                    3,500            3,825
Mellon Capital II                                  7.995%              1/15/2027                    6,650            6,930
Mellon Financial Co.                                5.75%             11/15/2003                    4,400            4,568
National City Corp.                                 7.20%              5/15/2005                   10,000           10,584
National Westminster Bancorp Inc.                  9.375%             11/15/2003                    3,950            4,335
NationsBank Corp.                                  6.375%              2/15/2008                    1,500            1,533
NationsBank Corp.                                   6.50%              3/15/2006                    1,000            1,045
NationsBank Corp.                                   6.95%              3/20/2006                    3,000            3,184
NationsBank Corp.                                   7.25%             10/15/2025                    1,625            1,589
NationsBank Corp.                                   7.50%              9/15/2006                    1,000            1,088
NB Capital Trust II                                 7.83%             12/15/2026                    5,000            4,926
NB Capital Trust IV                                 8.25%              4/15/2027                    3,400            3,504
Norwest Corp.                                       5.75%               2/1/2003                    4,000            4,114
Norwest Corp.                                       6.65%             10/15/2023                       40               38
Overseas Chinese Banking Corp.                      7.75%               9/6/2011(2)                 1,000            1,042
PaineWebber Group, Inc.                            6.375%              5/15/2004                      850              895
PaineWebber Group, Inc.                             6.50%              11/1/2005                      500              526
PaineWebber Group, Inc.                            7.875%              2/15/2003                     2,250           2,369
PNC Funding Corp.                                   5.75%               8/1/2006                    4,700            4,779
PNC Funding Corp.                                   7.00%               9/1/2004                    5,500            5,829
PNC Funding Corp.                                   7.50%              11/1/2009                    2,000            2,117
PNC Funding Corp.                                   7.95%             12/15/2026(2)                 9,000            8,936

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
TOTAL BOND MARKET INDEX FUND                       COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
Republic New York Corp.                             7.75%              5/15/2009            $       4,300    $       4,570
Republic New York Corp.                             9.70%               2/1/2009                    5,000            5,863
Royal Bank of Scotland PLC                         7.648%              9/30/2031                   38,350           38,566
Standard Chartered Bank                             8.00%              5/30/2031(2)                23,500           24,063
SunTrust Banks, Inc.                                6.00%              2/15/2026                    5,000            5,096
SunTrust Banks, Inc.                               7.375%               7/1/2006                    3,500            3,790
SunTrust Capital                                    7.90%              6/15/2027                    2,085            2,116
Swiss Bank Corp.                                    7.00%             10/15/2015                      750              767
Swiss Bank Corp.                                    7.25%               9/1/2006                    2,500            2,699
Swiss Bank Corp.                                   7.375%              7/15/2015                    2,000            2,110
Swiss Bank Corp.                                   7.375%              6/15/2017                    1,600            1,688
Synovus Financial Corp.                             7.25%             12/15/2005                   16,500           17,452
UBS Preferred Funding Trust I                      8.622%              10/1/2010                   22,500           25,033
UBS Preferred Funding Trust II                     7.247%              6/29/2049                    9,650            9,936
Union Planters Corp.                                7.75%               3/1/2011                   28,500           30,113
US Bancorp                                         6.875%              12/1/2004                   25,350           26,557
US Bancorp                                          8.27%             12/15/2026                    3,250            3,356
Wachovia Corp.                                      4.95%              11/1/2006                   24,500           24,056
Wachovia Corp.                                      6.25%               8/4/2008                      750              760
Wachovia Corp.                                     6.375%              4/15/2003                      110              114
Wachovia Corp.                                     6.625%             11/15/2006                      750              789
Wachovia Corp.                                      6.80%               6/1/2005                   10,000           10,516
Washington Mutual Bank                             6.875%              6/15/2011                   42,750           43,463
Wells Fargo & Co.                                   4.25%              8/15/2003                   22,200           22,585
Wells Fargo & Co.                                  6.125%              11/1/2003                    5,000            5,213
Wells Fargo & Co.                                   6.25%              4/15/2008                      915              930

BROKERAGE (1.9%)
Bear, Stearns & Co., Inc.                          6.625%              1/15/2004                    3,000            3,129
Dean Witter, Discover & Co.                         6.75%             10/15/2013                      800              817
Dean Witter, Discover & Co.                        6.875%               3/1/2003                   1,800             1,881
Fidelity Investments                                7.49%              6/15/2019(2)                1,000             1,067
Lehman Brothers Holdings Inc.                       6.25%               4/1/2003                   25,650           26,592
Lehman Brothers Holdings Inc.                       6.25%              5/15/2006                   85,385           87,468
Lehman Brothers Holdings Inc.                      6.625%               2/5/2006                   15,550           16,107
Lehman Brothers Holdings Inc.                       7.25%              4/15/2003                   11,000           11,518
Lehman Brothers Holdings Inc.                       7.50%               9/1/2006                    5,000            5,363
Lehman Brothers Holdings Inc.                      7.625%               6/1/2006                    5,000            5,378
Lehman Brothers Holdings Inc.                       7.75%              1/15/2005                   25,050           26,841
Merrill Lynch & Co., Inc.                           5.88%              1/15/2004                    7,100            7,334
Merrill Lynch & Co., Inc.                           6.00%              2/17/2009                    2,200            2,186
Merrill Lynch & Co., Inc.                           6.80%              11/3/2003                    6,000            6,344
Merrill Lynch & Co., Inc.                          6.875%              11/15/2018                   3,750            3,768
Merrill Lynch & Co., Inc.                           7.00%              3/15/2006                      300              320
Morgan Stanley, Dean Witter Discover & Co.         5.625%              1/20/2004                   12,550           12,998
Morgan Stanley, Dean Witter Discover & Co.          6.10%              4/15/2006                   37,450           38,624
Morgan Stanley, Dean Witter Discover & Co.          6.75%              4/15/2011                    3,850            3,974
Morgan Stanley, Dean Witter Discover & Co.          7.00%              10/1/2013                      700              728
Morgan Stanley, Dean Witter Discover & Co.          7.75%              6/15/2005                      750              813
Salomon Smith Barney Holdings Inc.                 5.875%              3/15/2006                   25,350           26,072
Spear, Leeds & Kellogg, LP                          8.25%              8/15/2005(2)                45,000           49,341
Stilwell Financial                                  7.00%              11/1/2006                   24,000           23,500
Waddell & Reed Financial                            7.50%              1/18/2006                   41,250           42,678

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
                                                   COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
FINANCE COMPANIES (3.3%)
American General Finance Corp.                      6.20%              3/15/2003            $       3,100    $       3,228
American General Finance Corp.                     6.375%               3/1/2003                      900              938
Associates Corp.                                    5.75%             10/15/2003                      700              721
Associates Corp.                                    5.75%              11/1/2003                      840              870
Associates Corp.                                    6.00%              12/1/2002                      200              206
Associates Corp.                                    6.20%              5/16/2005                    1,000            1,028
Associates Corp.                                    6.44%              1/15/2004                    1,625            1,702
Bear Stearns Commercial Mortgage                    5.61%               1/1/2011                   13,600           13,003
Boeing Capital Corp.                                5.75%              2/15/2007                   24,550           24,465
Boeing Capital Corp.                                6.50%              2/15/2012                   22,250           22,066
British Aerospace                                  7.156%              7/18/2008(2)                14,905           15,022
British Aerospace                                   8.50%              6/10/2002(2)                 3,000            3,071
Capital One Bank                                   6.875%               2/1/2006                   61,450           59,866
Capital One Bank                                    8.25%              6/15/2005                    7,500            7,736
Case Credit Corp.                                   6.15%               3/1/2002                   37,650           37,273
Commercial Mortgage Lease-Backed Certificate       6.746%              6/20/2031(2)                10,353           10,389
Countrywide Home Loan                               5.50%               8/1/2006                   64,500           64,291
Countrywide Home Loan                               6.28%              1/15/2003                    2,000            2,063
Countrywide Home Loan                               6.45%              2/27/2003                    1,000            1,034
Countrywide Home Loan                               7.26%              5/10/2004                    2,000            2,122
Ford Motor Credit Co.                               5.80%              1/12/2009                    5,000            4,539
Ford Motor Credit Co.                              6.875%               2/1/2006                   41,300           41,246
Ford Motor Credit Co.                               7.25%             10/25/2011                   20,000           19,446
Ford Motor Credit Co.                               7.50%              3/15/2005                    1,250            1,278
Ford Motor Credit Co.                               7.75%              2/15/2007                      800              822
General Electric Capital Corp.                     7.375%              1/19/2010                      750              822
General Electric Capital Corp.                      8.30%              9/20/2009                      275              315
General Motors Acceptance Corp.                     5.80%              3/12/2003                   54,500           55,357
General Motors Acceptance Corp                     6.125%              9/15/2006                   49,500           48,989
General Motors Acceptance Corp.                    6.625%             10/15/2005                      900              911
General Motors Acceptance Corp.                    6.875%              9/15/2011                   32,000           31,313
General Motors Acceptance Corp.                     7.48%              2/28/2003                    1,000            1,036
General Motors Acceptance Corp.                     7.75%              1/19/2010                   47,350           49,021
General Motors Acceptance Corp.                     8.00%              11/1/2031                    6,000            6,050
Household Finance Corp.                            5.875%               2/1/2009                      360              346
Household Finance Corp.                            6.375%             10/15/2011                   22,750           22,075
Household Finance Corp.                             6.45%               2/1/2009                    2,430            2,406
Household Finance Corp.                             6.50%              1/24/2006                   60,000           61,648
Household Finance Corp.                             7.25%              7/15/2003                    1,000            1,050
Household Finance Corp.                             7.65%              5/15/2007                    3,250            3,502
Household Finance Corp.                             8.00%               5/9/2005                    5,000            5,364
MBNA America Bank NA                                7.75%              9/15/2005                   33,000           34,244
Pitney Bowes Credit Corp.                           9.25%              6/15/2008                    2,000            2,333
Sears, Roebuck & Co. Acceptance Corp.              6.125%              1/15/2006                    5,500            5,550
Toyota Motor Credit Corp.                          5.625%             11/13/2003                    3,750            3,900
Washington Mutual Finance Corp.                     6.25%              5/15/2006                   34,000           34,935


INSURANCE (1.3%)
Allstate Corp.                                     5.375%              12/1/2006                    9,000            9,017
Allstate Corp.                                      7.20%              12/1/2009                   10,700           11,316
American General Capital II                         8.50%               7/1/2030                   12,740           14,706
AXA SA                                              8.60%             12/15/2030                   28,000           31,129
Conseco Inc.                                        9.00%             10/15/2006                   26,625           11,715

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
TOTAL BOND MARKET INDEX FUND                       COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
Equitable Companies Inc.                            7.00%               4/1/2028            $       4,310    $       4,240
Fidelity National Financial Inc.                    7.30%              8/15/2011                   16,000           15,961
Jackson National Life Insurance Co.                 8.15%              3/15/2027(2)                 6,000            6,218
John Hancock Financial Services                    5.625%              12/1/2008                    4,200            4,118
John Hancock Global Funding II                     5.625%              6/27/2006(2)                33,350           33,790
John Hancock Global Funding II                      7.90%               7/2/2010(2)                20,000           22,269
Lincoln National Corp.                              6.20%             12/15/2011                    9,500            9,256
Metlife Inc.                                        5.25%              12/1/2006                   13,000           12,982
Monumental Global Funding II                        6.05%              1/19/2006(2)                28,500           29,236
NAC Re Corp.                                        7.15%             11/15/2005                    1,500            1,552
Nationwide Mutual Insurance                         8.25%              12/1/2031(2)                 6,500            6,466
Principal Life Global Funding I                    6.125%               3/1/2006(2)                15,500           15,976
Progressive Corp.                                  6.625%               3/1/2029                    5,000            4,556
Prudential Insurance Co. of America                6.375%              7/23/2006(2)                 2,000            2,063
Reinsurance Group of America                        6.75%             12/15/2011                   21,500           21,524
Travelers Property Casualty Corp.                   7.75%              4/15/2026                    1,000            1,062
Zurich Capital Trust                               8.376%               6/1/2037(2)                 3,500            3,426


REITS (1.0%)
Camden Property Trust                               7.00%             11/15/2006                    6,250            6,534
Centerpoint Properties                              7.90%               1/15/200                  313,000           13,559
Duke-Weeks Realty                                   6.95%              3/15/2011                   10,000           10,029
First Industrial LP                                7.375%              3/15/2011                   11,500           11,637
JDN Realty Corp.                                    6.80%                8/1/200                  412,810           11,849
Liberty Properties LP                               7.25%              3/15/2011                   32,750           32,758
Mack-Cali Realty                                    7.00%               3/15/200                  415,000           15,571
Mack-Cali Realty                                    7.25%              3/15/2009                    2,175            2,175
Mack-Cali Realty                                    7.75%              2/15/2011                    8,900            9,166
Realty Income Corp.                                 7.75%               5/6/2007                    5,000            5,080
Reckson Operating Partnership LP                    7.75%               3/15/200                  916,400           16,501
Security Capital Pacific Trust                      8.05%               4/1/2017                    4,300            4,165
Shurgard Storage Centers, Inc.                      7.75%              2/22/2011                   17,350           17,354
Simon DeBartolo Group, Inc.                        6.375%             11/15/2007                   31,100           30,584
Simon DeBartolo Group, Inc.                         6.75%              7/15/2004                   10,000           10,313
Simon DeBartolo Group, Inc.                         6.75%              6/15/2005                      265              270
Summit Properties Inc.                              6.95%              8/15/2004                   17,500           18,057
Summit Properties Inc.                              7.20%              8/15/2007                    4,450            4,484
Susa Partnership LP                                 7.00%              12/1/2007                    4,050            4,235
Susa Partnership LP                                 7.50%              12/1/2027                    5,025            5,032
                                                                                                             -------------
                                                                                                             $   2,498,609
                                                                                                             -------------

INDUSTRIAL (17.8%)
BASIC INDUSTRY (0.9%)
Abitibi-Consolidated Inc.                           6.95%             12/15/2006                   10,000            9,925
Abitibi-Consolidated Inc.                           8.55%               8/1/2010                    7,800            8,119
Celulosa Arauco Constitution SA                    8.625%              8/15/2010                   16,000           16,934
Corporacion Nacional del
Cobre de Chile (CODELCO)                           7.375%               5/1/2009(2)                 6,300            6,385
Cyprus AMAX Minerals Co.                           7.375%              5/15/2007                    6,000            5,640
Domtar Inc.                                        7.875%             10/15/2011                   13,650           14,080
Dow Chemical Co.                                   7.375%              11/1/2029                    7,000            7,623
Dow Chemical Co.                                    8.50%               6/8/2010                    2,500            2,797
Eastman Chemical Co.                               6.375%              1/15/2004                   12,000           12,217
Eastman Chemical Co.                                7.25%              1/15/2024                    6,200            5,311
Eastman Chemical Co.                                7.60%               2/1/2027                    2,988            2,656

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
                                                   COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
Falconbridge Ltd.                                   7.35%              11/1/2006            $       1,000    $       1,028
Fort James Corp.                                   6.875%              9/15/2007                    5,000            4,733
International Paper Co.                            6.875%              11/1/2023                    3,000            2,853
International Paper Co.                            7.875%               8/1/2006                    2,265            2,453
Millennium America Inc.                             9.25%              6/15/2008                    5,000            5,150
Noranda Inc.                                        7.00%              7/15/2005                    1,045            1,050
Noranda Inc.                                        7.50%              7/15/2003                    7,825            8,101
Potash Corp. of Saskatchewan                        7.75%              5/31/2011                   12,200           12,963
Praxair, Inc.                                       6.75%               3/1/2003                    1,000            1,038
Praxair, Inc.                                       6.90%              11/1/2006                   14,650           15,469
Rohm & Haas Co.                                     6.95%              7/15/2004                    7,200            7,602
Rohm & Haas Co.                                     7.40%              7/15/2009                      495              527
Rohm & Haas Co.                                     9.80%              4/15/2020(1)                4,116             5,016
Tenaga Nasional                                     7.50%              1/15/2096(2)                13,350           10,190
Union Carbide Corp.                                 6.75%               4/1/2003                    3,500            3,652
Union Carbide Corp.                                 7.75%              10/1/2096                    7,350            7,816
Union Carbide Corp.                                7.875%               4/1/2023                    4,755            5,332


CAPITAL GOODS (1.7%)
Bae Systems Holdings Inc.                           6.40%             12/15/2011(2)                23,000           22,859
Bombardier Capital Corp.                           6.125%              6/29/2006(2)                24,300           24,015
Caterpillar, Inc.                                  7.375%               3/1/2097                    8,900            9,209
Caterpillar, Inc.                                   9.00%              4/15/2006                    1,600            1,819
Cemex SA de CV                                     8.625%              7/18/2003(2)                23,000           24,265
Cemex SA de CV                                     9.625%              10/1/2009                    5,000            5,487
Deere & Co.                                         8.50%               1/9/2022                      985            1,116
Hutchison Whampoa Finance Ltd.                      6.95%               8/1/2007(2)                 5,000            5,239
Ingersoll-Rand Co.                                  6.25%              5/15/2006                   26,200           26,546
Lafarge Corp.                                      6.375%              7/15/2005                    2,000            2,013
Lockheed Martin Corp.                               7.65%               5/1/2016                    5,000            5,479
Masco Corp.                                         6.00%               5/3/2004                   13,700           13,961
Masco Corp.                                         6.75%              3/15/2006                   24,000           24,683
Republic Service Inc.                               6.75%              8/15/2011                   15,000           15,121
Republic Service Inc.                              7.125%              5/15/2009                    9,990           10,271
The Boeing Co.                                     6.625%              2/15/2038                   11,000           10,301
The Boeing Co.                                      8.75%              8/15/2021                    1,800            2,121
Tyco International Group SA                         5.80%               8/1/2006                   40,500           40,417
Tyco International Group SA                        6.375%              2/15/2006                   11,625           11,930
Tyco International Group SA                        6.375%             10/15/2011                   20,875           20,415
Tyco International Group SA                        6.875%              1/15/2029                   17,000           16,511
United Technologies Corp.                          4.875%              11/1/2006                   35,800           35,127
United Technologies Corp.                           6.70%               8/1/2028                   10,992           10,862
United Technologies Corp.                          8.875%             11/15/2019                    4,000            4,829
Waste Management, Inc.                              6.50%             11/15/2008                   25,000           24,695


COMMUNICATION (6.5%)
Ameritech Capital Funding                           7.50%               4/1/2005                    4,950            5,285
AT&T Corp.                                          6.50%             11/15/2006(2)                10,000           10,174
AT&T Corp.                                          7.30%             11/15/2011(2)                 7,000            7,180
AT&T Corp.                                          8.00%             11/15/2031(2)                17,500           18,264
AT&T Corp.                                          8.35%              1/15/2025                    2,350            2,380
AT&T Wireless Services Inc.                         7.35%               3/1/2006                   47,250           49,774
AT&T Wireless Services Inc.                        7.875%               3/1/2011                   13,200           14,067
AT&T Wireless Services Inc.                         8.75%               3/1/2031                   27,000           30,353

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
TOTAL BOND MARKET INDEX FUND                       COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                     6.00%             10/15/2011            $      14,500    $      14,463
BellSouth Corp.                                    6.875%             10/15/2031                    6,000            6,114
British Telecommunications PLC                     7.875%             12/15/2005                   45,600           48,893
British Telecommunications PLC                     8.375%             12/15/2010                    5,000            5,530
British Telecommunications PLC                     8.875%             12/15/2030                    5,000            5,731
China Telecom                                      7.875%              11/2/2004                   38,200           40,213
Cingular Wireless                                  5.625%             12/15/2006(2)                 5,000            5,042
Cingular Wireless                                   6.50%             12/15/2011(2)                 8,500            8,615
Cingular Wireless                                  7.125%             12/15/2031(2)                 6,500            6,621
Clear Channel Communications                        6.00%              11/1/2006                   37,250           36,620
Clear Channel Communications                        7.25%              9/15/2003                   53,000           54,860
Clear Channel Communications                        7.65%              9/15/2010                   17,105           17,645
Clear Channel Communications                       7.875%              6/15/2005                   12,225           12,790
Comcast Cable Communication                        6.375%              1/30/2006                   30,000           30,529
Comcast Cable Communication                        8.125%               5/1/2004                    5,350            5,721
Comcast Cable Communication                        8.375%               5/1/2007                    3,000            3,340
Comcast Cable Communication                        8.875%               5/1/2017                    3,300            3,749
Continental Cablevision                            8.875%              9/15/2005                    5,700            6,173
Cox Communications, Inc.                           6.875%              6/15/2005                      800              828
Cox Communications, Inc.                            7.75%              11/1/2010                    6,850            7,306
Cox Enterprises                                    7.875%              9/15/2010(2)                25,000           26,181
CSC Holdings Inc.                                  7.625%               4/1/2011                    5,000            5,013
CSC Holdings Inc.                                  7.625%              7/15/2018                    7,000            6,575
Deutsche Telekom International Finance              8.00%              6/15/2010                   20,350           22,166
Deutsche Telekom International Finance              8.25%              6/15/2030                   16,275           17,915
France Telecom                                      7.20%               3/1/2006(2)                12,500           13,130
France Telecom                                      7.75%               3/1/2011(2)                 6,750            7,211
Grupo Televisa SA                                  8.625%               8/8/2005                   39,000           41,633
GTE Corp.                                           6.36%              4/15/2006                    1,045            1,080
GTE Corp.                                           7.83%               5/1/2023                    4,000            4,106
GTE Corp.                                           8.75%              11/1/2021                    3,935            4,561
GTE Corp.                                           9.10%               6/1/2003                      225              242
GTE South Inc.                                     6.125%              6/15/2007                   11,500           11,850
Liberty Media                                       7.75%              7/15/2009                    8,500            8,587
Michigan Bell Telephone Co.                         7.50%              2/15/2023                    1,610            1,612
New England Telephone & Telegraph Co.              6.875%              10/1/2023                    2,815            2,660
New England Telephone & Telegraph Co.              7.875%             11/15/2029                    6,150            6,768
New England Telephone & Telegraph Co.               9.00%               8/1/2031                    3,750            3,896
New Jersey Bell Telephone Co.                      6.625%               4/1/2008                      190              191
New York Telephone Co.                              7.00%              6/15/2013                    4,000            4,090
New York Telephone Co.                              7.25%              2/15/2024                    5,000            4,910
News America Holdings Inc.                          7.75%              1/20/2024                    2,000            1,961
News America Holdings Inc.                          8.00%             10/17/2016                    9,250            9,713
News America Holdings Inc.                          8.25%             10/17/2096                    2,000            1,933
News America Holdings Inc.                          8.50%              2/15/2005                    2,600            2,783
News America Holdings Inc.                         8.875%              4/26/2023                    7,905            8,661
News America Holdings Inc.                          9.25%               2/1/2013                    3,341            3,834
PCCW Hong Kong Capital Ltd.                         7.75%             11/15/2011(2)                53,150           51,601
Pearson PLC                                         7.00%              6/15/2011(2)                18,200           18,095
Qwest Capital Funding Inc.                         5.875%               8/3/2004                   22,825           22,406
Qwest Capital Funding Inc.                          7.25%              2/15/2011                   24,000           23,369
Qwest Capital Funding Inc.                         7.625%               8/3/2021                    2,000            1,875
Qwest Communications International Inc.             7.50%              11/1/2008                    7,000            6,866
Qwest Corp.                                        7.625%               6/9/2003                   23,400           24,012

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
                                                   COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
Shaw Communications Inc.                            7.20%             12/15/2011            $      25,500    $      25,258
Southwestern Bell Telephone Co.                    6.625%              7/15/2007                    4,500            4,811
Southwestern Bell Telephone Co.                     7.25%              7/15/2025                   10,650           10,454
Southwestern Bell Telephone Co.                    7.625%               3/1/2023                    8,355            8,539
Sprint Capital Corp.                                6.00%              1/15/2007(2)                15,100           15,043
Sprint Capital Corp.                               6.875%             11/15/2028                   24,770           22,550
Sprint Capital Corp.                               7.625%              1/30/2011                    9,650           10,172
TCI Communications Inc.                            6.375%               5/1/2003                   33,475           34,266
TCI Communications Inc.                            7.875%               8/1/2013                   10,950           11,423
TCI Communications Inc.                             8.00%               8/1/2005                      990            1,042
TCI Communications Inc.                             8.65%              9/15/2004                    5,000            5,361
TCI Communications Inc.                            9.875%              6/15/2022                      500              583
Telecomunicaciones de Puerto Rico                   6.65%              5/15/2006                   11,600           11,775
Telecomunicaciones de Puerto Rico                   6.80%              5/15/2009                    4,600            4,441
Telefonica de Argentina                            9.125%               5/7/2008(2)                14,250            8,835
Telefonica de Argentina                           11.875%              11/1/2004                    1,135              851
Telefonica Europe BV                                7.35%              9/15/2005                    7,750            8,175
Telefonos de Mexico, SA                             8.25%              1/26/2006                   53,000           56,106
Telus Corp.                                         7.50%               6/1/2007                   39,000           41,059
Telus Corp.                                         8.00%               6/1/2011                   47,600           50,218
TPSA Finance BV                                     7.75%             12/10/2008(2)                 8,350            8,378
US West Communications Inc.                        6.875%              9/15/2033                      165              133
US West Communications Inc.                         7.20%              11/1/2004                   27,950           27,827
Verizon Global Funding Corp.                        5.65%             11/15/2011                   11,325           10,912
Verizon Global Funding Corp.                        6.75%              12/1/2005                   41,500           43,716
Vodafone AirTouch PLC                              7.625%              2/15/2005                   32,800           35,271
Vodafone AirTouch PLC                              7.875%              2/15/2030                   12,750           14,238
WorldCom Inc.                                       6.25%              8/15/2003                   12,000           12,299
WorldCom Inc.                                       6.40%              8/15/2005                     180               181
WorldCom Inc.                                       6.50%              5/15/2004                    4,000            4,104
WorldCom Inc.                                       7.50%              5/15/2011                    4,000            4,098
WorldCom Inc.                                       7.55%               4/1/2004                   13,525           14,127
WorldCom Inc.                                      7.875%              5/15/2003                   21,325           22,276
WorldCom Inc.                                       8.00%              5/15/2006                    7,280            7,777
WorldCom Inc.                                       8.25%              5/15/2031                   45,175           47,628


CONSUMER CYCLICAL (2.0%)
AOL Time Warner                                    6.125%              4/15/2006                   19,900           20,359
AOL Time Warner                                    7.625%              4/15/2031                    1,700            1,782
Auburn Hills                                       12.00%               5/1/2020                      770            1,070
CVS Corp.                                           5.50%              2/15/2004                    4,150            4,228
Cendant Corp.                                      6.875%              8/15/2006(2)                22,000           21,279
Dayton Hudson Corp.                                 6.65%               8/1/2028                    5,600            5,513
Dayton Hudson Corp.                                 6.75%               1/1/2028                    1,000              997
The Walt Disney Co.                                 7.55%              7/15/2093                    2,597            2,619
Federated Department Stores Inc.                   6.625%               9/1/2008                   19,000           19,006
Ford Capital BV                                     9.50%               6/1/2010                      825              898
Ford Motor Company                                 6.375%               2/1/2029                   16,750           13,450
Ford Motor Company                                  7.45%              7/16/2031                    4,090            3,761
Ford Motor Company                                  9.98%              2/15/2047                    8,860           10,465
Goodyear Tire & Rubber Corp.                       7.857%              8/15/2011                   12,000           11,212
Harrahs Operating Co., Inc.                        7.125%               6/1/2007                   15,500           15,808
Harrahs Operating Co., Inc.                         7.50%              1/15/2009                    2,585            2,587
Kmart Corp.                                        9.375%               2/1/2006                   17,500           14,263

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
TOTAL BOND MARKET INDEX FUND                       COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
Kmart Corp.                                        9.875%              6/15/2008(2)         $      22,700    $      18,387
Mach One CDO, Ltd.                                  6.70%              3/15/2030(2)                 4,971            5,008
May Department Stores Co.                           7.45%             10/15/2016                    2,000            2,150
May Department Stores Co.                          7.625%              8/15/2013                    1,250            1,369
May Department Stores Co.                           9.75%              2/15/2021                    1,638            2,015
Pulte Homes Inc.                                   7.875%               8/1/2011(2)                13,100           12,842
Sears, Roebuck & Co. Acceptance Corp.               6.25%              1/15/2004                    2,700            2,769
Target Corp.                                        5.40%              10/1/2008                    2,000            1,964
Target Corp.                                        7.00%              7/15/2031                   16,750           17,468
Time Warner Inc.                                    7.57%               2/1/2024                    1,500            1,523
Time Warner Inc.                                    7.75%              6/15/2005                   10,430           11,188
Time Warner Inc.                                   7.975%              8/15/2004                   12,259           13,292
Time Warner Inc.                                    8.18%              8/15/2007                    2,000            2,236
Time Warner Inc.                                   9.125%              1/15/2013                    1,000            1,188
Time Warner Entertainment                          8.375%              3/15/2023                    8,150            9,052
Time Warner Entertainment                          8.375%              7/15/2033                    2,250            2,521
Toys R Us                                          6.875%               8/1/2006(2)                28,200           27,707
Toys R Us                                          7.625%               8/1/2011(2)                10,000            9,633
Viacom Inc.                                         6.40%              1/30/2006                    3,800            3,919
Viacom Inc.                                         7.75%               6/1/2005                   18,200           19,537
Viacom Inc.                                        7.875%              7/30/2030                   15,300           16,769
Wal-Mart Stores                                    4.375%               8/1/2003                   29,500           29,904
Wal-Mart Stores                                     5.58%               5/1/2006(2)                41,600           42,481
Wal-Mart Stores                                     6.55%              8/10/2004                      750              796
Wal-Mart Stores                                     7.55%              2/15/2030                   28,000           32,067


CONSUMER NON-CYCLICAL (2.0%)
Ahold Finance USA Inc.                              6.25%               5/1/2009                    4,000            3,969
Ahold Finance USA Inc.                              8.62%              1/31/2021                   17,500           18,462
Anheuser-Busch Cos., Inc.                           6.00%              11/1/2041                   16,075           14,878
Anheuser-Busch Cos., Inc.                           6.75%             12/15/2027                    1,600            1,655
Anheuser-Busch Cos., Inc.                           7.10%              6/15/2007(1)                 7,050            7,489
Anheuser-Busch Cos., Inc.                          7.125%               7/1/2017                    3,850            4,027
Anheuser-Busch Cos., Inc.                          7.375%               7/1/2023                      800              823
Apogent Technologies Inc.                           8.00%               4/1/2011                   18,500           19,440
Archer-Daniels-Midland Co.                          6.25%              5/15/2003                    1,000            1,039
Bristol-Myers Squibb                                5.75%              10/1/2011                   22,050           21,847
C.R. Bard, Inc.                                     6.70%              12/1/2026                   13,650           14,238
Campbell Soup Co.                                   6.75%              2/15/2011                    3,500            3,639
Cia Brasil De Bebidas Ambev                        10.50%             12/15/2011(2)                21,500           21,285
Delhaize America Inc.                              7.375%              4/15/2006                    8,700            9,192
Delhaize America Inc.                              8.125%              4/15/2011                    5,700            6,260
Delhaize America Inc.                               9.00%              4/15/2031                   12,100           14,359
Fred Meyer, Inc.                                   7.375%               3/1/2005                   14,500           15,413
Grand Metropolitan Investment Corp.                 9.00%              8/15/2011                    2,225            2,683
Healthcare Services Corp.                           7.75%              6/15/2011(2)                10,000           10,211
Heinz Co.                                          6.625%              7/15/2011(2)                   175              180
International Flavors & Fragrances                  6.45%              5/15/2006                   12,550           12,553
Kellogg Co.                                         6.00%               4/1/2006                   30,000           30,694
Kellogg Co.                                         7.45%               4/1/2031                    8,000            8,606
Kraft Foods Inc.                                   4.625%              11/1/2006                   18,400           17,983
Kraft Foods Inc.                                   5.625%              11/1/2011                   24,000           23,313
Kraft Foods Inc.                                    6.50%              11/1/2031                   29,000           28,413

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
                                                   COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
Kroger Co.                                         7.625%              9/15/2006            $       4,000    $       4,325
Kroger Co.                                          8.00%              9/15/2029                    4,950            5,463
Kroger Co.                                          8.15%              7/15/2006                    4,700            5,168
Pharmacia Corp.                                     5.75%              12/1/2005                   17,390           17,810
Pharmacia Corp.                                     6.60%              12/1/2028                    3,000            3,024
Philip Morris Cos., Inc.                            7.00%              7/15/2005                    6,650            6,953
Philip Morris Cos., Inc.                            7.20%               2/1/2007                    1,450            1,547
Philip Morris Cos., Inc.                            8.25%             10/15/2003                    1,900            2,041
Quest Diagnostic Inc.                               6.75%              7/12/2006                   15,000           15,422
Quest Diagnostic Inc.                               7.50%              7/12/2011                   10,000           10,397
Safeway Inc.                                        6.85%              9/15/2004                   19,300           20,320
Tenet Healthcare Corp.                             5.375%             11/15/2006(2)                18,200           17,814
Tenet Healthcare Corp.                             6.875%             11/15/2031(2)                20,000           18,413


ENERGY (2.2%)
Alberta Energy Co. Ltd.                            7.375%              11/1/2031                   10,750           10,251
Amerada Hess Corp.                                  5.30%              8/15/2004                   45,000           45,479
Amerada Hess Corp.                                  5.90%              8/15/2006                   21,800           21,903
Amerada Hess Corp.                                  6.65%              8/15/2011                    4,000            4,007
Amerada Hess Corp.                                  7.30%              8/15/2031                   14,600           14,623
Amoco Canada Petroleum Co.                          6.75%              2/15/2005                      145              152
Baker Hughes Inc.                                  6.875%              1/15/2029                    8,650            8,596
Burlington Resources Inc.                           6.50%              12/1/2011(2)                16,600           16,030
Burlington Resources Inc.                           7.40%              12/1/2031(2)                14,500           14,163
Conoco Funding Co.                                  6.35%             10/15/2011                      250              252
Devon Financing Corp.                              6.875%              9/30/2011(2)                 8,500            8,317
Devon Financing Corp.                              7.875%              9/30/2031(2)                30,500           30,843
LG Caltex Oil Corp.                                 7.75%              7/25/2011(2)                21,000           21,654
Mobil Corp.                                        7.625%              2/23/2033                      920              953
Noble Drilling Corp.                                6.95%              3/15/2009                    6,000            6,055
Noble Drilling Corp.                                7.50%              3/15/2019                   11,000           10,877
Norsk Hydro AS                                      7.15%             11/15/2025                   10,000            9,857
Pemex Master Trust                                  8.00%             11/15/2011(2)                10,000           10,125
Pancanadian Energy Corp.                            7.20%              11/1/2031                   13,300           12,774
Petrobras International Finance Co. Ltd.            9.75%               7/6/2011(2)                 5,200            5,126
Petrobras International Finance Co. Ltd.           9.875%              5/9/2008(2)                 15,150           15,388
Petro Geo-Services                                  6.25%             11/19/2003                    2,500            2,447
Petro Geo-Services                                 6.625%              3/30/2008                    7,675            6,717
Petro Geo-Services                                  7.50%              3/31/2007                   14,810           13,711
Petro Geo Services                                  8.15%              7/15/2029                    3,500            2,862
Petro-Canada                                        9.25%             10/15/2021                   22,700           27,167
Petroliam Nasional Bhd.                            7.625%             10/15/2026(2)                 9,325            8,642
Petroliam Nasional Bhd.                            8.875%               8/1/2004(2)                 7,300            8,052
PF Export Receivables Master Trust                  6.60%              12/1/2011(1)(2)             18,000           18,000
Phillips Petroleum Co.                              8.49%               1/1/2023                    2,100            2,281
Phillips Petroleum Co.                              8.50%              5/25/2005                   53,850           59,166
Phillips Petroleum Co.                              8.75%              5/25/2010                   13,250           15,439
Texaco Capital Corp.                                7.50%               3/1/2043                      850              880
Texaco Capital Corp.                                8.25%              10/1/2006                    2,300            2,602
Texaco Capital Corp.                               8.875%               9/1/2021                      705              889
Tosco Corp.                                         7.25%               1/1/2007                    1,500            1,617
Tosco Corp.                                         7.80%               1/1/2027                    1,650            1,789
Tosco Corp.                                        8.125%              2/15/2030                   21,100           24,125

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
TOTAL BOND MARKET INDEX FUND                       COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
Transocean Sedco Forex Inc.                        6.625%              4/15/2011            $       7,000    $       6,806
Transocean Sedco Forex Inc.                         7.50%              4/15/2031                    3,000            2,891
Union Oil of California                            6.375%               2/1/2004                    2,000            2,072
Union Oil of California                             7.20%             5/15/2005                     5,700            5,956


TECHNOLOGY (0.5%)
Applied Materials, Inc.                             8.00%               9/1/2004                    1,625            1,747
Computer Sciences Corp.                             6.75%              6/15/2006                   17,000           17,571
First Data Corp.                                    4.70%              11/1/2006                   12,350           12,043
First Data Corp.                                   5.625%              11/1/2011                   22,000           20,585
First Data Corp.                                   6.375%             12/15/2007                    3,000            3,095
First Data Corp.                                   6.625%               4/1/2003                    7,735            8,022
Hewlett-Packard Co.                                 5.75%             12/15/2006                   13,750           13,621
International Business Machines Corp.               6.45%               8/1/2007                    3,500            3,723
International Business Machines Corp.               7.00%             10/30/2025                      650              676
International Business Machines Corp.              7.125%              12/1/2096                   11,560           11,806
Marconi Corp. PLC                                   7.75%              9/15/2010                   24,350           12,662
Marconi Corp. PLC                                  8.375%              9/15/2030                    5,795            2,608
Texas Instruments Inc.                             6.125%               2/1/2006                    6,300            6,412

TELECOMMUNICATION (0.2%)
Qwest Communications Inc.                           7.75%              8/15/2006                    9,000            9,268
Verizon Wireless Inc.                              5.375%             12/15/2006(2)                40,500           40,265

TRANSPORTATION (1.5%)
American Airlines Inc. Pass-Through Certificates   6.817%              5/23/2011(2)                15,300           14,252
American Airlines Inc. Pass-Through Certificates   6.855%              4/15/2009                    9,239            9,555
American Airlines Inc. Pass-Through Certificates   7.024%             10/15/2009                    6,400            6,101
Burlington Northern Santa Fe Corp.                 6.375%             12/15/2005                    6,750            6,962
Burlington Northern Santa Fe Corp.                  6.53%              7/15/2037                      850              883
Burlington Northern Sante Fe Corp.                  7.25%               8/1/2097                    4,450            4,253
Burlington Northern Sante Fe Corp.                  9.25%              10/1/2006                    2,750            3,144
Canadian National Railway Co.                       6.80%              7/15/2018                   13,750           13,475
Canadian National Railway Co.                       6.90%              7/15/2028                    4,100            4,048
Canadian Pacific Rail                               6.25%             10/15/2011                   20,000           19,806
Canadian Pacific Rail                              7.125%              10/15/2031                  10,000           10,210
Conrail Corp.                                       9.75%              6/15/2020                    1,680            2,073
Continental Airlines, Inc. (Equipment Trust
Certificates)                                      6.648%              3/15/2019                    9,997            8,551
CSX Corp.                                           9.00%              8/15/2006                    3,300            3,730
Delta Air Lines, Inc.
  (Equipment Trust Certificates)                    8.54%               1/2/2007(1)                 3,184            2,899
Delta Air Lines, Inc. Pass-Through Certificates    7.111%              9/18/2011                   18,000           17,182
ERAC USA Finance Co.                                7.35%              6/15/2008(2)                18,000           17,911
ERAC USA Finance Co.                                8.00%              1/15/2011(2)                12,000           12,158
FedEx Corp.                                        6.875%              2/15/2006                   11,300           11,642
Hertz Corp.                                         7.40%               3/1/2011                   23,000           21,921
Illinois Central Railroad Co.                       6.75%              5/15/2003                    8,345            8,661
Norfolk Southern Corp.                              7.40%              9/15/2006                    4,000            4,288
Norfolk Southern Corp.                              7.70%              5/15/2017                    1,500            1,623
Norfolk Southern Corp.                              7.90%              5/15/2097                    1,750            1,871
Norfolk Southern Corp.                             8.375%              5/15/2005                   17,125           18,627
NorthWest Airlines, Inc. Pass-Through Certificates 6.841%               4/1/2011                    9,500            8,484
Union Pacific Corp.                                 7.00%               2/1/2016                    1,450            1,481

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
                                                   COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                8.625%              5/15/2022            $       3,040    $       3,265
United Air Lines                                   7.032%              10/1/2010                   49,499           46,966
US Airways Pass-Through Trust                       8.11%              2/20/2017                   34,028           36,137


OTHER (0.3%)
Black & Decker Corp.                               7.125%               6/1/2011                   15,000           15,455
Black & Decker Corp.                                7.50%               4/1/2003                   25,800           26,959
Steelcase Inc.                                     6.375%             11/15/2006(2)                15,000           14,781
                                                                                                             -------------
                                                                                                             $   3,873,048
                                                                                                             -------------
UTILITIES (5.3%)
ELECTRIC (3.6%)
AEP Resources Inc.                                  6.50%              12/1/2003(2)                43,025           44,470
American Electric Power                            6.125%              5/15/2006                   15,000           15,248
Arizona Public Service Co.                         5.875%              2/15/2004                    6,500            6,657
Arizona Public Service Co.                          7.25%               8/1/2023                    2,150            2,009
Calpine Corp.                                       8.50%               5/1/2008                   18,000           16,290
Calpine Corp.                                       8.50%              2/15/2011                   25,600           22,784
Cincinnati Gas & Electric Co.                       6.45%              2/15/2004                    2,000            2,059
Consolidated Edison Co. of New York, Inc.          6.625%             12/15/2005                   48,500           50,115
Detroit Edison                                      7.50%               2/1/2005                    8,000            8,419
Dominion Fiber Ventures, LLC                        7.05%              3/15/2005(2)                20,000           19,949
Dominion Resources Capital Trust III                8.40%              1/15/2031                   22,150           22,898
Edison Mission                                     9.875%              4/15/2011                   28,000           28,560
Firstenergy Corp.                                   5.50%             11/15/2006                   11,750           11,558
Firstenergy Corp.                                   6.45%             11/15/2011                   11,000           10,738
Firstenergy Corp.                                  7.375%             11/15/2031                   12,500           12,131
Florida Power & Light                              6.875%              12/1/2005                   20,500          21,383
FPL Group Capital Inc.                             7.625%              9/15/2006                   12,500           13,531
HGI Transelec Chile SA                             7.875%              4/15/2011                   22,900           23,258
Illinois Power Co.                                  7.50%              7/15/2025                    4,200            3,881
Israel Electric Corp. Ltd.                          7.25%             12/15/2006(2)                   200              211
Israel Electric Corp. Ltd.                          7.75%               3/1/2009(2)                13,500           14,034
Israel Electric Corp. Ltd.                          7.95%              5/30/2011(2)                 6,000            6,352
Israel Electric Corp. Ltd.                          8.10%             12/15/2096(2)                 9,100            7,539
Mirant Americas Generation, LLC                     7.20%              10/1/2008(2)                 3,000            2,550
Mirant Americas Generation, LLC                     8.30%               5/1/2011                      500              450
Mirant Americas Generation, LLC                     8.50%              10/1/2021(2)                 4,750            3,895
National Rural Utility Co.                          6.20%               2/1/2008                   18,000           18,446
Northern States Power Co.                          7.125%               7/1/2025                    5,000            4,960
NRG Energy Inc.                                     7.50%              6/15/2007(1)                 9,000            8,754
NRG Energy Inc.                                     7.75%               4/1/2011                    8,000            7,677
NRG Energy Inc.                                    8.625%               4/1/2031                   12,150           11,106
NRG Northeast Generating                           9.292%             12/15/2024                   22,500           22,592
PacificCorp                                         6.90%             11/15/2011                   20,500           20,406
PacificCorp                                         7.70%             11/15/2031                    4,000            4,034
PECO Energy Co.                                     5.95%              11/1/2011(2)                 5,000            4,832
Pennsylvania Power & Light Co.                      6.50%               4/1/2005                      135              139
PPL Capital Funding                                 7.75%              4/15/2005                   57,700           60,711
PPL Energy Supply LLC                               6.40%              11/1/2011(2)                 5,000            4,666
Progress Energy Inc.                                5.85%             10/30/2008                    9,600            9,361
Progress Energy Inc.                                6.75%               3/1/2006                   24,600           25,487
Progress Energy Inc.                                7.00%             10/30/2031                   15,600           15,451
Progress Energy Inc.                                7.10%               3/1/2011                    4,000            4,131

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
TOTAL BOND MARKET INDEX FUND                       COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
Public Service Electric & Gas Co.                   6.50%               5/1/2004            $         170    $         176
Public Service Electric & Gas Co.                  6.875%              4/15/2006                   23,500           24,138
Public Service Electric & Gas Co.                  8.625%              4/15/2031                    8,500            9,455
Reliant Energy Resources                            7.75%              2/15/2011                   30,000           29,969
Reliant Energy Resources                           8.125%              7/15/2005                   33,000           34,340
South Point Energy                                  8.40%              5/30/2012(2)                10,000            9,200
Texas Utilities Co.                                6.375%              6/15/2006                   49,000           49,383
Texas Utilities Co.                                7.875%               3/1/2023                    2,075            2,062
Texas Utilities Co.                                 8.25%               4/1/2004                    4,900            5,270
Texas Utilities Co.                                 8.75%              11/1/2023                      180              187
Union Electric Power Co.                            6.75%               5/1/2008                       40               41
Virginia Electric & Power Co.                      6.625%               4/1/2003                    2,300            2,392
Virginia Electric & Power Co.                       6.75%              10/1/2023                   17,000           15,750
XCEL Energy Inc.                                    7.00%              12/1/2010                    5,000            5,078


NATURAL GAS (1.7%)
Coastal Corp.                                       6.50%              5/15/2006                    1,250            1,212
Coastal Corp.                                       6.50%               6/1/2008                    8,400            8,024
Coastal Corp.                                       7.42%              2/15/2037                    8,000            7,477
Coastal Corp.                                       7.75%             10/15/2035                    6,600            6,425
Coastal Corp.                                      8.125%              9/15/2002                    2,300            2,366
Consolidated Natural Gas                           5.375%              11/1/2006                   20,000           19,744
Consolidated Natural Gas                            6.25%              11/1/2011                    5,000            4,898
Duke Energy Field Services                          7.50%              8/16/2005                   11,000           11,427
Duke Energy Field Services                         7.875%              8/16/2010                   14,000           14,750
El Paso Energy Corp.                                6.75%              5/15/2009                   17,850           16,923
Enron Corp.                                       6.625%*             11/15/2005                    1,375              275
Enron Corp.                                        6.75%*               8/1/2009                    6,445            1,289
Enron Corp.                                       6.875%*             10/15/2007                    8,500            1,700
Enron Corp.                                       7.125%*              5/15/2007                    8,646            1,729
Enron Corp.                                       7.625%*              9/10/2004                    2,000              400
Enterprise Products                                 7.50%               2/1/2011                   23,700           24,191
Enterprise Products                                 8.25%              3/15/2005                   42,600           45,307
HNG Internorth                                    9.625%*              3/15/2006                    4,680              936
Keyspan Corp.                                       7.25%             11/15/2005                   18,500           19,625
KN Energy, Inc.                                     6.45%               3/1/2003                    9,200            9,444
Sempra Energy                                       6.80%               7/1/2004                   40,000           41,000
Sempra Energy                                       6.95%              12/1/2005                   46,000           46,653
Southern Natural Gas                                7.35%              2/15/2031                    8,500            8,065
Tennessee Gas Pipeline                             7.625%               4/1/2037                    6,500            6,087
Williams Communications Group, Inc.                 8.25%              3/15/2004(2)                42,000           40,857
Williams Cos, Inc.                                 7.125%               9/1/2011                    4,750            4,730
Williams Cos, Inc.                                  7.75%              6/15/2031                   24,700           23,533
Yosemite Security Trust                            8.25%*             11/15/2004(2)                32,000            5,600
                                                                                                             -------------
                                                                                                             $   1,155,830
                                                                                                             -------------
--------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (Cost $7,968,823)                                                                                          $   8,048,615
--------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (U.S. Dollar-Denominated)(0.9%)
--------------------------------------------------------------------------------------------------------------------------
Bayerische Landesbank                              7.375%             12/14/2002                      145              151
Inter-American Development Bank                    7.125%              3/15/2023                      975            1,005
Inter-American Development Bank                     8.50%              3/15/2011                    2,705            3,223
KFW International Finance, Inc.                    7.625%              2/15/2004                   11,650           12,674

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
                                                   COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
Pemex Global                                        6.50%               2/1/2005(2)         $      21,000    $      21,264
Province of British Columbia                        7.00%              1/15/2003                    2,550            2,662
Province of Manitoba                               6.125%              1/19/2004                    8,000            8,397
Province of New Brunswick                           6.75%              8/15/2013                      210              225
Province of Newfoundland                            7.32%             10/13/2023                    8,050            8,866
Province of Newfoundland                            9.00%               6/1/2019                    1,400            1,771
Province of Ontario                                7.375%              1/27/2003                      915              962
Province of Quebec                                 7.125%               2/9/2024                    1,030            1,093
Province of Saskatchewan                           6.625%              7/15/2003                   19,750           20,721
Province of Saskatchewan                           7.125%              3/15/2008                    1,200            1,310
Province of Saskatchewan                           7.375%              7/15/2013                    1,800            2,013
Province of Saskatchewan                            8.00%              7/15/2004                   15,950           17,000
Republic of Finland                                7.875%              7/28/2004                   10,300           11,388
Republic of Portugal                                5.75%              10/8/2003                   19,350           20,090
Republic of South Africa                            8.50%              6/23/2017                    4,556            4,485
State of Qatar                                      9.75%              6/15/2030(2)                23,700           27,209
United Mexican States                               8.30%              8/15/2031                   14,000           13,636
United Mexican States                              8.375%              1/14/2011                   10,000           10,350
United Mexican States                              9.875%              1/15/2007                    5,150            5,840
United Mexican States Value Recovery Rights            --               6/3/2003                   38,725               39
--------------------------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS
  (Cost $194,810)                                                                                            $     196,374
--------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (3.5%)
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account--Note F            1.69%-1.72%               1/2/2002                  375,307          375,307
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account                          1.75%               1/2/2002                  381,382          381,382
--------------------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $756,689)                                                                                            $     756,689
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.0%)
  (Cost $21,853,478)                                                                                         $  22,197,058
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.0%)
--------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                              677,691
Payables for Investment Securities Purchased                                                                     (663,071)
Other Liabilities--Note F                                                                                        (452,187)
                                                                                                             -------------
                                                                                                             $ (437,567)
                                                                                                             -------------
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                            $  21,759,491
==========================================================================================================================
* See Note A in Notes to Financial Statements.
* Non-income-producing security--security in default.
(1)The  average  maturity  is  shorter  than the  final  maturity  shown  due to scheduled interim principal payments.
(2)Security  exempt from  registration  under Rule 144A of the Securities Act of
1933.  These  securities may be sold in transactions  exempt from  registration, normally to qualified  institutional buyers. At December 31, 2001, the aggregate value of these securities was $1,350,403,000, representing 6.2% of net assets.
CDO--Collateralized Debt Obligation.

--------------------------------------------------------------------------------

                                                                          AMOUNT
TOTAL BOND MARKET INDEX FUND                                               (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital--Note D                                            $  21,391,684
Undistributed Net Investment Income                                           --
Accumulated Net Realized Gains--Note D                                    24,227
Unrealized Appreciation--Note E                                          343,580
--------------------------------------------------------------------------------
NET ASSETS                                                         $  21,759,491
================================================================================

Investor Shares--Net Assets
Applicable to 1,391,393,931 outstanding $.001 par
  value shares of beneficial interest
    (unlimited authorization)                                      $  14,115,711
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                         $       10.15
================================================================================

Admiral Shares--Net Assets
Applicable to 85,356,481 outstanding $.001 par
  value shares of beneficial interest
    (unlimited authorization)                                      $     865,942
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                          $       10.15
================================================================================

Institutional Shares--Net Assets
Applicable to 668,095,347 outstanding $.001 par
  value shares of beneficial interest
    (unlimited authorization)                                      $   6,777,838
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INSTITUTIONAL SHARES                    $       10.15
================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
SHORT-TERM BOND INDEX FUND                         COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (48.3%)
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (36.1%)
U.S. Treasury Bond                                  4.25%             11/15/2003            $      38,225    $      39,094
U.S. Treasury Bond                                 9.375%              2/15/2006                   40,500           48,277
U.S. Treasury Bond                                 10.75%              2/15/2003                   97,975          107,048
U.S. Treasury Bond                                 10.75%              5/15/2003                   65,625           72,823
U.S. Treasury Bond                                 10.75%              8/15/2005                   12,200           14,910
U.S. Treasury Bond                                11.125%              8/15/2003                   81,950           92,627
U.S. Treasury Bond                                11.625%             11/15/2002                   46,000           49,776
U.S. Treasury Bond                                11.875%             11/15/2003                    8,500            9,856
U.S. Treasury Bond                                12.375%              5/15/2004                    8,850           10,645
U.S. Treasury Note                                  5.50%              1/31/2003                   26,000           26,904
U.S. Treasury Note                                 6.625%              5/15/2007                       50               55
U.S. Treasury Note                                  7.25%              5/15/2004                   76,975           83,693
U.S. Treasury Note                                  7.25%              8/15/2004                   23,475           25,634
U.S. Treasury Note                                  7.50%              2/15/2005                   13,725           15,207
U.S. Treasury Note                                 7.875%             11/15/2004                   89,025           98,994
U.S. Treasury Note                                 13.75%              8/15/2004                    7,775            9,747
                                                                                                             -------------
                                                                                                             $     705,290
                                                                                                             -------------

AGENCY BONDS AND NOTES (12.2%)
Federal Farm Credit Bank                            4.80%              11/6/2003                   10,000           10,276
Federal Home Loan Bank                             5.575%               9/2/2003                    4,300           4,468
Federal Home Loan Bank                              5.60%               9/2/2003                   10,000           10,379
Federal Home Loan Bank                             5.605%               3/3/2003                    1,150            1,180
Federal Home Loan Bank                              5.63%               9/2/2003                   10,000           10,383
Federal Home Loan Bank                              5.66%              1/13/2003                   10,000           10,243
Federal Home Loan Bank                             5.675%              8/18/2003                    3,000            3,115
Federal Home Loan Bank                              5.86%              4/28/2003                    1,900            1,964
Federal Home Loan Bank                              7.31%              6/16/2004                    1,250            1,351
Federal Home Loan Mortgage Corp.                   4.875%              4/16/2004                    1,100            1,128
Federal Home Loan Mortgage Corp.                    5.00%              1/15/2004                   50,500           51,850
Federal Home Loan Mortgage Corp.                   5.375%               1/5/2004                    1,825            1,893
Federal Home Loan Mortgage Corp.                    5.50%              7/15/2006                   41,300           42,452
Federal Home Loan Mortgage Corp.                    6.52%               1/2/2002                       75               75
Federal Home Loan Mortgage Corp.                   6.875%              1/15/2005                    5,725            6,172
Federal Home Loan Mortgage Corp.                    7.00%              7/15/2005                   14,000           15,207
Federal National Mortgage Assn.                    5.125%              2/13/2004                      489              503
Federal National Mortgage Assn.                     5.50%              2/15/2006                   22,000           22,703
Federal National Mortgage Assn.                    5.625%              5/14/2004                      580              603
Federal National Mortgage Assn.                     5.75%              4/15/2003                    3,060            3,172
Federal National Mortgage Assn.                     5.91%              8/25/2003                    2,600            2,715
Federal National Mortgage Assn.                     5.97%               7/3/2003                    4,000            4,130
Federal National Mortgage Assn.                     7.00%              7/15/2005                   30,000           32,597
                                                                                                             -------------
                                                                                                             $     238,559
                                                                                                             -------------
--------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (Cost $933,224)                                                                                            $     943,849
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (48.8%)
--------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (3.1%)
American Express Credit Card Master Trust           6.40%              4/15/2005(1)                 1,030            1,058
California Infrastructure & Econ. Dev. Bank SP
  Trust PG&E                                        6.31%              9/25/2008(1)                 1,000            1,045
California Infrastructure & Econ. Dev. Bank SP
  Trust PG&E                                        6.38%              9/25/2008(1)                10,500           10,965

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
SHORT-TERM BOND INDEX FUND                         COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
California Infrastructure & Econ. Dev. Bank SP
  Trust PG&E                                        6.42%              9/25/2008(1)         $       7,400    $       7,826
Capital One Auto                                    4.88%              9/15/2008(1)                 1,575            1,575
Capital One Master Trust                            4.60%              8/17/2009(1)                15,000           14,901
CIT RV Trust                                        5.96%              4/15/2011(1)                 1,200            1,223
Citibank Credit Card Master Trust                   5.30%               1/9/2006(1)                   400              412
Citibank Credit Card Master Trust                   5.50%              2/15/2006(1)                 1,000            1,034
Discover Card Master Trust                          5.30%              8/15/2004(1)                   260              261
Discover Card Master Trust                          5.65%             11/15/2004(1)                 3,200            3,241
Discover Card Master Trust                          5.90%             10/15/2004(1)                   600              606
First Bank Corp. Card Master Trust                  6.40%              2/15/2003(1)                 1,000            1,005
First USA Credit Card Master Trust                  5.28%              9/18/2006(1)                   245              252
Ford Credit Auto Owner Trust                        7.40%              4/15/2005(1)                 1,450            1,515
MBNA Master Credit Card Trust                       5.80%             12/15/2005(1)                   300              312
PECO Energy Transition Trust                        5.63%               3/1/2005(1)                 3,383            3,454
PECO Energy Transition Trust                        5.80%               3/1/2009(1)                 2,220            2,303
PP&L Transition Bonds                               6.96%             12/26/2007(1)                 1,000            1,073
Providian Master Trust                              6.60%              4/16/2007(1)                 3,500            3,578
Sears Credit Account Master Trust                   6.35%              2/16/2007(1)                 2,500            2,565
World Omni Auto                                     3.79%             11/20/2005(1)                 1,225            1,225
                                                                                                             -------------
                                                                                                             $      61,429
                                                                                                             -------------
FINANCE (14.1%)
BANKING (4.8%)
Bank of Nova Scotia                                6.875%               5/1/2003                      750              784
Bank One Corp.                                     7.625%               8/1/2005                    5,500            5,958
BankAmerica Corp.                                   6.20%              2/15/2006                    1,600            1,652
BankAmerica Corp.                                  6.625%              6/15/2004                      800              844
BankAmerica Corp.                                  7.125%               5/1/2006                    1,750            1,872
BankAmerica Corp.                                  7.625%              6/15/2004                      870              937
BankAmerica Corp.                                  10.00%               2/1/2003                    5,600            6,009
BBVA-Bancomer Capital Trust I                      10.50%              2/16/2011(2)                 5,000            5,463
Citicorp                                           7.125%              3/15/2004                    3,000            3,176
Citicorp                                           7.625%               5/1/2005                    7,500            8,039
Citigroup Inc.                                      5.80%              3/15/2004                      340              351
Commercial Credit Corp.                            7.875%              7/15/2004                    2,000            2,168
CoreStates Capital Corp.                           6.625%              3/15/2005                    2,400            2,504
Donaldson, Lufkin & Jenrette, Inc.                  8.00%               3/1/2005                    2,500            2,703
First Chicago Corp.                                7.625%              1/15/2003                      600              626
Fleet Boston Financial Corp.                       4.875%              12/1/2006                    2,575            2,525
Fleet Financial Group, Inc.                        7.125%              4/15/2006                    1,300            1,379
Fleet/Norstar Group                                8.125%               7/1/2004                      900              980
JP Morgan Chase & Co.                               6.50%               8/1/2005                    1,200            1,250
Mellon Bank NA                                      6.50%               8/1/2005                    3,000            3,147
Mellon Bank NA                                      6.75%               6/1/2003                      225              236
PaineWebber Group, Inc.                            6.375%              5/15/2004                    2,500            2,633
PaineWebber Group, Inc.                            7.875%              2/15/2003                      250              263
PNC Funding Corp.                                   5.75%               8/1/2006                   13,700           13,930
PNC Funding Corp.                                   7.00%               9/1/2004                    2,000            2,120
SunTrust Banks, Inc.                               7.375%               7/1/2006                    4,500            4,873
Swiss Bank Corp.                                    6.75%              7/15/2005                    1,500            1,580
Swiss Bank Corp.                                    7.25%               9/1/2006                      500              540
Synovus Financial Corp.                             7.25%             12/15/2005                    1,350            1,428
The Chase Manhattan Corp.                           6.00%              11/1/2005                    1,610            1,653

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
                                                   COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
The Chase Manhattan Corp.                          7.625%              1/15/2003                    2,000            2,090
The Chase Manhattan Corp.                          8.625%               5/1/2002                      500              510
Wachovia Corp.                                      4.95%              11/1/2006                    3,500            3,436
Wells Fargo & Co.                                   4.25%              8/15/2003                    5,200            5,290


BROKERAGE (2.9%)
Bear Stearns & Co., Inc.                            6.20%              3/30/2003                    3,455            3,564
Dean Witter, Discover & Co.                        6.875%               3/1/2003                      400             418
Lehman Brothers Holdings Inc.                       6.25%              5/15/2006                    1,000            1,024
Lehman Brothers Holdings Inc.                      6.625%               2/5/2006                    5,260            5,448
Lehman Brothers Holdings Inc.                       7.25%              4/15/2003                    4,000            4,188
Lehman Brothers Holdings Inc.                       7.75%              1/15/2005                    5,700            6,107
Merrill Lynch & Co., Inc.                           5.88%              1/15/2004                    2,500            2,582
Merrill Lynch & Co., Inc.                           6.55%               8/1/2004                      100              104
Morgan Stanley, Dean Witter & Co.                  5.625%              1/20/2004                    1,265            1,310
Morgan Stanley, Dean Witter & Co.                   6.10%              4/15/2006                    1,150            1,186
Salomon Smith Barney Holdings Inc.                 5.875%              3/15/2006                    6,000            6,171
Salomon Smith Barney Holdings Inc.                 6.125%              1/15/2003                      125              129
Salomon Smith Barney Holdings Inc.                 6.875%              6/15/2005                    3,300            3,488
Salomon Smith Barney Holdings Inc.                  7.20%               2/1/2004                    6,000            6,397
Spear, Leeds & Kellogg, LP                          8.25%              8/15/2005(2)                 4,000            4,386
Stilwell Financial                                  7.00%              11/1/2006                    6,000            5,875
Waddell & Reed Financial                            7.50%              1/18/2006                    3,750            3,880


FINANCE COMPANIES (4.7%)
Associates Corp.                                    7.75%              2/15/2005                    4,300            4,600
Boeing Capital Corp.                                5.75%              2/15/2007                    1,800            1,794
Capital One Bank                                   6.875%               2/1/2006                    3,525            3,434
Capital One Bank                                    8.25%              6/15/2005                    2,000            2,063
Case Credit Corp.                                   6.15%               3/1/2002                    3,025            2,995
CIT Group Holdings, Inc.                            6.50%              6/14/2002                      165              168
Countrywide Home Loan                               5.50%               8/1/2006                    4,000            3,987
Countrywide Home Loan                               7.45%              9/16/2003                    4,500            4,773
Ford Motor Credit Co.                              6.625%              6/30/2003                    1,500            1,530
Ford Motor Credit Co.                              6.875%               2/1/2006                   12,800           12,783
Ford Motor Credit Co.                               7.50%              1/15/2003                    2,525            2,597
Ford Motor Credit Co.                               7.75%              3/15/2005                    2,500            2,579
General Motors Acceptance Corp.                     5.80%              3/12/2003                    4,450            4,520
General Motors Acceptance Corp.                    5.875%              1/22/2003                      400              408
General Motors Acceptance Corp.                    6.125%              9/15/2006                   10,500           10,392
General Motors Acceptance Corp.                    7.125%               5/1/2003                    1,300            1,339
General Motors Acceptance Corp.                     8.50%               1/1/2003                    6,200            6,461
Household Finance Corp.                             6.50%              1/24/2006                   11,500           11,816
Household Finance Corp.                            7.625%              1/15/2003                    3,000            3,137
MBNA America Bank NA                                7.75%              9/15/2005                    4,750            4,929
Norwest Financial, Inc.                             7.00%              1/15/2003                      110              114
Sears, Roebuck & Co. Acceptance Corp.               6.75%              9/15/2005                    3,000            3,099
Washington Mutual Finance Corp.                     6.25%              5/15/2006                    2,500            2,569


INSURANCE (1.1%)
Allstate Corp.                                     5.375%              12/1/2006                    6,000            6,011
John Hancock Global Funding II                     5.625%              6/27/2006(2)                 2,700            2,736
Metlife Inc.                                        5.25%              12/1/2006                    5,000            4,993

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
SHORT-TERM BOND INDEX FUND                         COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
Monumental Global Funding II                        6.05%              1/19/2006(2)         $       3,500    $       3,590
NAC Re Corp.                                        7.15%             11/15/2005                    2,500            2,587
Principal Life Global Funding I                    6.125%               3/1/2006(2)                 2,000            2,061


REITS (0.6%)
Bradley Operating LP                                7.00%             11/15/2004                    2,000            1,950
Cabot Industrial Properties LP                     7.125%               5/1/2004                      430              441
Centerpoint Properties                              7.90%              1/15/2003                    2,500            2,607
Mack-Cali Realty                                    7.00%              3/15/2004                    2,000            2,076
Simon DeBartolo Group, Inc.                         6.75%              7/15/2004                    4,000            4,125
                                                                                                             -------------
                                                                                                             $     274,470
                                                                                                             -------------

INDUSTRIAL (24.7%)
BASIC INDUSTRY (1.1%)
Abitibi-Consolidated Inc.                           6.95%             12/15/2006                    7,500            7,444
Georgia Pacific Corp.                               7.50%              5/15/2006                    2,000            1,983
Noranda, Inc.                                       7.00%              7/15/2005                    3,000            3,014
Noranda, Inc.                                      8.125%              6/15/2004                    1,000            1,036
Noranda, Inc.                                      8.625%              7/15/2002                      500              510
Praxair, Inc.                                       6.75%               3/1/2003                    1,250            1,298
Rohm & Haas Co.                                     6.95%              7/15/2004                    4,000            4,223
Union Carbide Corp.                                 6.75%               4/1/2003                    2,000            2,087

CAPITAL GOODS (2.9%)
Bombardier Capital Corp.                           6.125%              6/29/2006(2)                 7,350            7,264
Cemex SA de CV                                     8.625%              7/18/2003(2)                 9,800           10,339
Hutchison Whampoa Finance Ltd.                      6.95%               8/1/2007(2)                 5,000            5,239
Lafarge Corp.                                      6.375%              7/15/2005                    4,500            4,530
Lockheed Martin Corp.                               6.50%              4/15/2003                    1,000            1,040
MASCO Corp.                                         6.75%              3/15/2006                    3,500            3,600
Tyco International Group SA                         4.95%               8/1/2003                   10,000           10,139
Tyco International Group SA                        6.375%              2/15/2006                    1,000            1,026
United Technologies Corp.                          4.875%              11/1/2006                   13,000           12,756

COMMUNICATION (10.4%)
AT&T Corp.                                          6.50%             11/15/2006(2)                10,000           10,174
AT&T Wireless                                       7.35%               3/1/2006                   10,000           10,534
British Telecommunications PLC                     7.875%             12/15/2005                    8,750            9,382
China Telecom                                      7.875%              11/2/2004                    8,500            8,948
Cingular Wireless                                  5.625%             12/15/2006(2)                 5,000            5,041
Clear Channel Communications                        7.25%              9/15/2003                    9,000            9,316
Clear Channel Communications                       7.875%              6/15/2005                    8,850            9,259
Comcast Cable Communication                        6.375%              1/30/2006                    2,000            2,035
Comcast Cable Communication                        8.125%               5/1/2004                    6,000            6,416
Continental Cablevision                            8.875%              9/15/2005                    5,400            5,848
Deutsche Telekom International Finance              7.75%              6/15/2005                   12,300           13,166
France Telecom                                      7.20%               3/1/2006(2)                 9,500            9,979
Grupo Televisa SA                                  8.625%               8/8/2005                    5,000            5,337
News America Holdings Inc.                          8.50%              2/15/2005                    2,400            2,569
Pacific Bell Telephone Co.                          7.00%              7/15/2004                    3,175            3,364
Qwest Communications Inc.                           7.75%              8/15/2006                    5,000            5,149
Qwest Corp.                                        7.625%               6/9/2003                    1,700            1,744
TCI Communications Inc.                            6.375%               5/1/2003                   14,975           15,329
TCI Communications Inc.                             8.25%              1/15/2003                      400              419

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
                                                   COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico                   6.65%              5/15/2006            $       2,400    $       2,436
Telefonica de Argentina                           11.875%              11/1/2004                    4,000            3,000
Telefonica Europe BV                                7.35%              9/15/2005                    1,000            1,055
Telefonos de Mexico SA                              8.25%              1/26/2006                    1,000            1,059
Telus Corp.                                         7.50%               6/1/2007                    5,500            5,790
US West Communications Inc.                         7.20%              11/1/2004                    6,000            5,973
Verizon Global Funding Corp.                        6.75%              12/1/2005                    3,700            3,898
Verizon Wireless Inc.                              5.375%             12/15/2006(2)                 5,500            5,468
Vodafone AirTouch PLC                              7.625%              2/15/2005                   13,000           13,979
WorldCom Inc.                                       6.25%              8/15/2003                    3,000            3,075
WorldCom Inc.                                       7.55%               4/1/2004                    5,500            5,745
WorldCom Inc.                                      7.875%              5/15/2003                   11,475           11,987
WorldCom Inc.                                       8.00%              5/15/2006                    6,000            6,410


CONSUMER CYCLICAL (3.3%)
Cendant Corp.                                      6.875%              8/15/2006(2)                10,500           10,156
CVS Corp.                                           5.50%              2/15/2004                    7,175            7,309
Federated Department Stores, Inc.                   8.50%              6/15/2003                    9,000            9,548
General Motors Corp.                                7.00%              6/15/2003                    2,500            2,594
Kmart Corp.                                        9.375%               2/1/2006                    2,500            2,037
Time Warner Inc.                                    7.75%              6/15/2005                    6,500            6,972
Time Warner Inc.                                   7.975%              8/15/2004                    3,000            3,253
Toys R Us                                          6.875%               8/1/2006(2)                 3,500            3,439
Viacom Inc.                                         7.75%               6/1/2005                    2,000            2,147
Wal-Mart Stores                                    4.375%               8/1/2003                   14,200           14,394
Wal-Mart Stores                                     5.58%               5/1/2006(2)                 3,400            3,472

CONSUMER NON-CYCLICAL (1.9%)
Archer-Daniels-Midland Co.                          6.25%              5/15/2003                      250              260
Delhaize America Inc.                              7.375%              4/15/2006                    6,000            6,339
Fred Meyer, Inc.                                   7.375%               3/1/2005                    2,000            2,126
International Flavors & Fragrances                  6.45%              5/15/2006                    1,050            1,050
Kraft Foods Inc.                                   4.625%              11/1/2006                    5,000            4,887
Kroger Co.                                          8.15%              7/15/2006                      500              550
Pharmacia Corp.                                     5.75%              12/1/2005                    6,000            6,145
Philip Morris Cos., Inc.                            7.00%              7/15/2005                    2,200            2,300
Quest Diagnostics Inc.                              6.75%              7/12/2006                    5,000            5,141
Safeway Inc.                                        6.85%              9/15/2004                    3,500            3,685
Tenet Healthcare Corp.                             5.375%             11/15/2006(2)                 5,000            4,894

ENERGY (2.3%)
Amerada Hess Corp.                                  5.30%              8/15/2004                   10,000           10,106
Conoco Inc.                                         5.90%              4/15/2004                    3,500            3,617
Occidental Petroleum                               5.875%              1/15/2007                    5,000            4,996
Petro Geo-Services                                  6.25%             11/19/2003                    3,000            2,936
Petro Geo-Services                                  7.50%              3/31/2007                    1,000              926
Petroliam Nasional Bhd.                            8.875%               8/1/2004(2)                 1,050            1,158
Phillips Petroleum Co.                              8.50%              5/25/2005                    9,450           10,383
Union Oil Co. of California                        9.125%              2/15/2006                    9,000           10,101

TECHNOLOGY (1.0%)
Applied Materials, Inc.                             8.00%               9/1/2004                      150              161
First Data Corp.                                    4.70%              11/1/2006                     7,650           7,460

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
SHORT-TERM BOND INDEX FUND                         COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                   6.625%               4/1/2003                    4,200            4,356
Hewlett-Packard Co.                                 5.75%             12/15/2006                    5,000            4,953
Texas Instruments Inc.                             6.125%               2/1/2006                    3,100            3,155

Transportation (1.1%)
Burlington Northern Santa Fe Corp.                 6.375%             12/15/2005                    3,000            3,094
FedEx Corp.                                        6.875%              2/15/2006                    3,700            3,812
Illinois Central Railroad Co.                       6.75%              5/15/2003                    3,000            3,113
Norfolk Southern Corp.                             8.375%              5/15/2005                    2,150            2,339
Union Pacific Corp.                                 6.40%               2/1/2006                    5,965            6,115
Union Pacific Corp.                                 7.60%               5/1/2005                    3,200            3,415


Other (0.7%)
Black & Decker Corp.                                7.50%               4/1/2003                    6,900            7,210
Steelcase Inc.                                     6.375%             11/15/2006(2)                 5,000            4,927
                                                                                                             -------------
                                                                                                             $     482,443
                                                                                                             -------------
UTILITIES (6.9%)
ELECTRIC (4.3%)
AEP Resources Inc.                                  6.50%              12/1/2003(2)                10,000           10,336
American Electric Power                            6.125%              5/15/2006                    5,000            5,083
Arizona Public Service Co.                         5.875%              2/15/2004                      500              512
Baltimore Gas & Electric Co.                        7.25%               7/1/2002                      200              205
Consolidated Edison Co. of New York, Inc.          6.375%               4/1/2003                    5,000            5,161
Consolidated Edison Co. of New York, Inc.          6.625%             12/15/2005                    6,000            6,200
Dominion Fiber Ventures, LLC                        7.05%              3/15/2005(2)                 6,000            5,985
Firstenergy Corp.                                   5.50%             11/15/2006                    7,000            6,885
Florida Power & Light Co.                          6.625%               2/1/2003                      210              217
Florida Power & Light Co.                          6.875%              12/1/2005                    1,650            1,721
Florida Power & Light Group Capital Inc.           7.625%              9/15/2006                    1,000            1,082
Korea Electric Power                               6.375%              12/1/2003                      310              325
NRG Energy Inc.                                     6.75%              7/15/2006                    6,000            5,691
NRG Energy Inc.                                     7.50%              6/15/2007(1)                 4,000            3,891
NRG NorthEast Generating LLC                       8.065%             12/15/2004(1)                 1,406            1,423
PP&L Resources Inc.                                 6.55%               3/1/2006                    1,325            1,351
PPL Capital Funding                                 7.75%              4/15/2005                    5,800            6,103
Progress Energy Inc.                                6.75%               3/1/2006                      850              881
Public Service Electric & Gas Co.                  6.875%              4/15/2006                    3,800            3,903
Reliant Energy Resources                           8.125%              7/15/2005                    2,750            2,862
South Point Energy                                  8.40%              5/30/2012(2)                 8,250            7,590
Union Electric Power Co.                            7.65%              7/15/2003                    3,000            3,174
Virginia Electric & Power Co.                      6.625%               4/1/2003                    3,000            3,119


NATURAL GAS (2.6%)
Coastal Corp.                                       6.50%              5/15/2006                    5,280            5,118
Coastal Corp.                                      8.125%              9/15/2002                    1,700            1,748
Consolidated Natural Gas                           5.375%              11/1/2006                    8,000            7,897
Duke Energy Field Services                          7.50%              8/16/2005                    3,500            3,636
El Paso Natural Gas                                 6.75%             11/15/2003                    2,525            2,558
Enron Corp.                                       7.625%*              9/10/2004                    1,000              200
Enron Corp.                                       9.125%*               4/1/2003                    2,000              400
Enterprise Products                                 8.25%              3/15/2005                    7,400            7,870
HNG Internorth                                    9.625%*              3/15/2006                    1,500              300
Keyspan Corp.                                       7.25%             11/15/2005                    1,500            1,591

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
                                                   COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
KN Energy Inc.                                      6.65%               3/1/2005            $       6,000    $      6,150
Sempra Energy                                       6.80%               7/1/2004                    5,000           5,125
Sempra Energy                                       6.95%              12/1/2005                    4,000           4,057
Williams Communications Group, Inc.                 8.25%              3/15/2004(2)                 3,300           3,210
Yosemite Security Trust                            8.25%*             11/15/2004(2)                 3,225             564
                                                                                                             -------------
                                                                                                             $    134,124
                                                                                                             -------------
--------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $939,565)                                                                        $    952,466
--------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (U.S. Dollar-Denominated)(0.9%)
--------------------------------------------------------------------------------------------------------------------------
Province of Ontario                                7.625%              6/22/2004                    5,000           5,416
Province of Saskatchewan                           6.625%              7/15/2003                    4,500           4,721
Province of Saskatchewan                            8.00%              7/15/2004                    3,900           4,157
Republic of Finland                                7.875%              7/28/2004                    3,500           3,870
United Mexican States Value Recovery Rights            --               6/3/2003                   15,384             15
--------------------------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS (Cost $17,583)                                                                         $     18,179
--------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (5.2%)
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account--Note F                  1.72%               1/2/2002                   95,021           95,021
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account                          1.75%               1/2/2002                    6,640            6,640
--------------------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS (Cost $101,661)                                                             $    101,661
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (103.2%)
  (Cost $1,992,033)                                                                                          $  2,016,155
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--NET (-3.2%)                                                                         (62,972)
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                            $   1,953,183
==========================================================================================================================
 * See Note A in Notes to Financial Statements.
 * Non-income-producing security--security in default.
(1)The  average  maturity  is  shorter  than the  final  maturity  shown due to scheduled interim principal payments.
(2) Security exempt from  registration  under Rule 144A of the Securities Act of
1933.  These  securities may be sold in transactions  exempt from  registration, normally to qualified  institutional buyers. At December 31, 2001, the aggregate value of these securities was $127,471,000, representing 6.5% of net assets.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SHORT-TERM BOND INDEX FUND                                                 (000)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Assets
Investments in Securities, at Value $ 2,016,155
Receivables for Investment Securities Sold 58,360
Other Assets--Note B 51,411

  Total Assets                                                         2,125,926

Liabilities
Payables for Investment Securities Purchased                              58,166
Security Lending Collateral Payable to Brokers--Note F                    95,021
Other Liabilities                                                         19,556

  Total Liabilities                                         $            172,743
--------------------------------------------------------------------------------
NET ASSETS                                                  $          1,953,183
================================================================================

--------------------------------------------------------------------------------
AT DECEMBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital--Note D                                     $          1,924,650
Undistributed Net Investment Income                                           --
Accumulated Net Realized Gains--Note D                                     4,411
Unrealized Appreciation--Note E                                           24,122
--------------------------------------------------------------------------------
NET ASSETS                                                  $          1,953,183
================================================================================

Investor Shares--Net Assets
Applicable to 164,863,756 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                               $          1,679,696
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                  $              10.19
================================================================================

Admiral Shares--Net Assets
Applicable to 26,843,138 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                               $            273,487
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                   $              10.19
================================================================================
* See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                  COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (42.2%)
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (32.2%)
Private Export Funding Corp.
  (U.S. Government Guaranteed)                      7.20%              1/15/2010            $       6,500    $       7,098
U.S. Treasury Bond                                  5.50%              5/15/2009                    2,615            2,710
U.S. Treasury Bond                                10.375%             11/15/2007                  109,675          140,835
U.S. Treasury Bond                                 13.25%              5/15/2014                   34,025           51,251
U.S. Treasury Note                                  5.00%              2/15/2011                    1,375            1,371
U.S. Treasury Note                                  5.50%              2/15/2008                   46,975           49,052
U.S. Treasury Note                                 5.625%              5/15/2008                  107,925          113,135
U.S. Treasury Note                                  5.75%              8/15/2010                    7,925            8,320
U.S. Treasury Note                                  6.00%              8/15/2009                   25,050           26,702
U.S. Treasury Note                                  6.25%              2/15/2007                    2,950            3,187
U.S. Treasury Note                                  6.50%             10/15/2006                    4,435            4,829
U.S. Treasury Note                                  6.50%              2/15/2010                  146,140          160,536
U.S. Treasury Note                                 6.625%              5/15/2007                  100,900          110,906
U.S. Treasury Note                                  7.00%              7/15/2006                   95,500          105,813
                                                                                                             -------------
                                                                                                             $     785,745
                                                                                                             -------------

AGENCY BONDS AND NOTES (10.0%)
Federal Home Loan Bank                              5.79%              4/27/2009                   10,000           10,103
Federal Home Loan Bank                             5.865%               9/2/2008                   10,000           10,320
Federal Home Loan Bank                              5.88%             11/25/2008                    5,000            4,942
Federal Home Loan Bank                             5.925%               4/9/2008                    4,000            4,134
Federal Home Loan Bank                              6.50%              8/15/2007                   27,800           29,710
Federal Home Loan Bank                             7.625%              5/14/2010                   42,000           47,303
Federal Home Loan Mortgage Corp.                    5.75%              3/15/2009                   45,000           45,779
Federal Home Loan Mortgage Corp.                    6.45%              4/29/2009                   25,000           25,101
Federal National Mortgage Assn.                     5.50%              2/15/2006                    1,000            1,032
Federal National Mortgage Assn.                     5.50%              3/15/2011                    3,500            3,442
Federal National Mortgage Assn.                     5.64%             12/10/2008                   10,380           10,134
Federal National Mortgage Assn.                     6.18%              2/19/2009                    3,000            2,999
Federal National Mortgage Assn.                     6.19%               7/7/2008                    4,325            4,344
Federal National Mortgage Assn.                     6.25%               2/1/2011                    3,350            3,407
Federal National Mortgage Assn.                     6.40%              5/14/2009                   20,000           20,378
Federal National Mortgage Assn.                     7.25%              1/15/2010                    3,400            3,751
Tennessee Valley Auth.                             5.375%             11/13/2008                   18,503           18,489
                                                                                                             -------------
                                                                                                             $     245,368
                                                                                                             -------------
--------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (Cost $1,024,824)                                                                                          $   1,031,113
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (54.1%)
--------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.5%)
Citibank Credit Card Master Trust                  5.875%              3/10/2011(1)                 2,500            2,537
PECO Energy Transition Trust                        6.05%               3/1/2009(1)                 9,000            9,309
                                                                                                             -------------
                                                                                                             $      11,846
                                                                                                             -------------
FINANCE (19.8%)
BANKING (9.2%)
BankBoston NA                                      6.375%              3/25/2008                   12,000           11,926
Bank One Corp.                                      6.00%              2/17/2009                    5,000            4,919
Barclays Bank PLC                                  7.375%             12/15/2011(2)                10,000           10,374
Barclays Bank PLC                                   8.55%              6/15/2011(2)                11,050           12,340
BBVA-Bancomer Capital Trust I                      10.50%              2/16/2011(2)                10,000           10,925
BNP Paribas Capital Trust                          9.003%             12/29/2049(2)                 7,000            7,959

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                  COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
The Chase Manhattan Corp.                          6.375%               4/1/2008            $       1,950    $       1,951
The Chase Manhattan Corp.                          7.125%               2/1/2007                    1,650            1,761
Chemical Bank Corp.                                6.125%              11/1/2008                      500              493
Citicorp Inc.                                       7.25%             10/1/2010                    10,600           11,301
Citicorp Lease A                                    8.04%             12/15/2019(2)                 2,100            2,254
Credit Suisse First Boston USA                     6.125%             11/15/2011                   16,575           16,132
East Asia Financial Holding                         7.50%               2/1/2011(2)                 5,000            5,041
ING Capital Funding Trust III                      8.439%             12/31/2010                   10,500           11,172
M&T Bank                                            8.00%              10/1/2010                   17,650           19,069
Oversea-Chinese Banking                             7.75%               9/6/2011(2)                 7,000            7,297
PNC Funding Corp.                                   7.50%              11/1/2009                    7,500            7,937
Regions Financial Corp.                             7.00%               3/1/2011                   20,000           21,493
Republic New York Corp.                             7.75%              5/15/2009                    2,400            2,551
SunTrust Banks, Inc.                                6.25%               6/1/2008                    2,000            1,998
SunTrust Banks, Inc.                                7.25%              9/15/2006                    1,000            1,085
Toronto-Dominion Bank                               6.50%              8/15/2008                    3,000            3,021
UBS Preferred Funding Trust I                      8.622%              10/1/2010                   16,500           18,357
UBS Preferred Funding Trust II                     7.247%              6/29/2049                    5,000            5,148
Union Planters Corp.                                7.75%               3/1/2011                   11,000           11,622
US Bank NA Minnesota                                5.70%             12/15/2008                    2,000            1,933
US Bank NA Minnesota                                6.50%               2/1/2008                    5,000            5,187
Washington Mutual Bank                             6.875%              6/15/2011                    9,300            9,455


BROKERAGE (1.7%)
Lehman Brothers Holdings Inc.                      6.625%              2/15/2008                   10,175           10,383
Lehman Brothers Holdings Inc.                      7.375%              1/15/2007                   10,000           10,630
Merrill Lynch & Co.                                 6.00%              2/17/2009                    7,800            7,749
Morgan Stanley, Dean Witter Discover & Co.          6.75%              4/15/2011                   10,700           11,045
Salomon Smith Barney Holdings                      7.375%              5/15/2007                    2,000            2,179


FINANCE COMPANIES (4.0%)
Bear, Stearns Commercial Mortgage                   5.61%              8/15/2011(1)                 3,000            2,868
Boeing Capital Corp.                                6.50%              2/15/2012                    5,400            5,355
Commercial Mortgage Lease-Backed Certificates      6.746%              6/20/2031(2)                13,283           13,329
Countrywide Home Loan                              6.935%              7/16/2007                    1,490            1,576
Ford Motor Credit Co.                               7.25%             10/25/2011                   20,000           19,446
General Electric Capital Corp.                     7.375%              1/19/2010                    2,000            2,191
General Electric Capital Corp.                      8.85%               3/1/2007                    5,000            5,755
General Motors Acceptance Corp.                    6.125%              1/22/2008                    5,000            4,834
General Motors Acceptance Corp.                    6.875%              9/15/2011                    6,000            5,871
General Motors Acceptance Corp.                     7.75%              1/19/2010                    9,200            9,525
Household Finance Corp.                            6.375%             10/15/2011                    6,000            5,822
Household Finance Corp.                             6.40%              6/17/2008                    9,500            9,491
Household Finance Corp.                             6.45%               2/1/2009                       70               69
Household Finance Corp.                             6.75%              5/15/2011                   10,000            9,969
Household Finance Corp.                             7.65%              5/15/2007                    1,000            1,077
Sears, Roebuck & Co. Acceptance Corp.              6.125%              1/15/2006                      150              151


INSURANCE (2.0%)
Allstate Corp.                                      7.20%              12/1/2009                    8,000            8,461
Conseco Inc.                                        9.00%             10/15/2006                    6,750            2,970
Equitable Cos. Inc.                                 6.50%               4/1/2008                    2,000            2,036
Fidelity National Financial Inc.                    7.30%              8/15/2011                    5,000            4,988

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
                                                   COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
John Hancock Financial Services                    5.625%              12/1/2008            $      10,000    $       9,805
John Hancock Global Funding II                      7.90%               7/2/2010(2)                10,000           11,135
Lincoln National Corp.                              6.20%             12/15/2011                    4,000            3,897
Reinsurance Group of America                        6.75%             12/15/2011                    6,500            6,507


REITS (2.9%)
Avalon Bay Propertires, Inc.                        7.50%             12/15/2010                    5,820            6,033
BRE Properties Inc.                                 7.45%              1/15/2011                    8,000            8,161
Duke-Weeks Realty                                   6.95%              3/15/2011                   10,000           10,030
ERP Operating LP                                    6.95%               3/2/2011                    8,000            8,116
First Industrial LP                                7.375%              3/15/2011                    3,500            3,542
Liberty Properties LP                               7.25%              3/15/2011                    7,800            7,802
Mack-Cali Realty Corp.                              7.25%              3/15/2009                    2,000            2,000
Mack-Cali Realty Corp.                              7.75%              2/15/2011                    2,000            2,060
Reckson Operating Partnership LP                    7.75%              3/15/2009                    1,800            1,811
Shurgard Storage Centers, Inc.                      7.75%              2/22/2011                    3,650            3,651
Simon Property Group LP                             6.375%            11/15/2007                   16,000           15,735
Summit Properties Inc.                              7.20%              8/15/2007                      550              554
                                                                                                             -------------
                                                                                                             $     483,310
                                                                                                             -------------
INDUSTRIAL (26.3%)
BASIC INDUSTRY (0.7%)
Abitibi-Consolidated Inc.                           8.55%               8/1/2010                    1,500            1,561
Celulosa Arauco Constitution SA                    8.625%              8/15/2010                    1,750            1,852
Corporacion Nacional del
Cobre de Chile (CODELCO)                           7.375%               5/1/2009(2)                 5,000            5,067
Falconbridge Ltd.                                   7.35%              11/1/2006                    1,500            1,542
International Paper Co.                            7.875%               8/1/2006                       35               38
Millennium America Inc.                             9.25%              6/15/2008                    5,000            5,150
Potash Corp. of Saskatchewan                        7.75%              5/31/2011                    2,500            2,656


CAPITAL GOODS (3.1%
Allied Signal Inc.                                  6.20%               2/1/2008                    3,700            3,773
Bae Systems Holdings Inc.                           6.40%             12/15/2011(2)                 6,500            6,460
Bemis Co. Inc.                                      6.50%              8/15/2008                    5,000            5,087
British Aerospace                                  7.156%              7/18/2008(2)                 3,279            3,305
Caterpillar Inc.                                   9.375%              8/15/2011                    2,000            2,462
Lockheed Martin Corp.                               7.70%              6/15/2008                    3,800            4,096
Republic Service Inc.                               6.75%              8/15/2011                   10,000           10,081
Republic Service Inc.                              7.125%              5/15/2009                    4,850            4,986
Tyco International                                 6.375%             10/15/2011                   17,750           17,359
Waste Management Inc.                               6.50%             11/15/2008                   10,000            9,878
Waste Management Inc.                              7.375%               8/1/2010                    7,000            7,197


COMMUNICATION (9.6%)
Ameritech Capital Funding                           6.15%              1/15/2008                    6,000            6,035
AT&T Corp.                                          7.30%             11/15/2011(2)                 5,000            5,129
AT&T Wireless Services Inc.                        7.875%               3/1/2011                   15,000           15,985
BellSouth Corp.                                     6.00%             10/15/2011                   15,000           14,961
British Telecommunications PLC                     8.375%             12/15/2010                    6,650            7,355
Cingular Wireless                                   6.50%             12/15/2011(2)                 4,000            4,054
Clear Channel Communications                        7.65%              9/15/2010                   11,500           11,863
Cox Communication Inc.                              7.75%              11/1/2010                    1,550            1,653
Cox Enterprises                                    7.875%              9/15/2010(2)                 6,500            6,807

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                  COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance              8.00%              6/15/2010            $       9,150    $       9,966
France Telecom                                      7.75%               3/1/2011(2)                12,025           12,847
GTE Northwest Inc.                                  5.55%             10/15/2008                    3,000            2,904
Liberty Media                                       7.75%              7/15/2009                    5,000            5,051
PCCW Hong Kong Capital Ltd.                         7.75%             11/15/2011(2)                11,000           10,679
Pearson PLC                                         7.00%              6/15/2011(2)                 4,700            4,673
Qwest Capital Funding Inc.                          7.00%               8/3/2009                   15,000           14,459
Qwest Capital Funding Inc.                          7.25%              2/15/2011                    2,000            1,947
Qwest Communications International Inc.             7.50%              11/1/2008                    7,000            6,866
Shaw Communications Inc.                            7.20%             12/15/2011                   10,000            9,905
Sprint Capital Corp.                                6.00%              1/15/2007(2)                 3,500            3,487
Sprint Capital Corp.                               7.625%              1/30/2011                    5,000            5,271
Telefonica de Argentina                            9.125%               5/7/2008(2)                 3,500            2,170
Telus Corp.                                         7.50%               6/1/2007                   10,000           10,528
Telus Corp.                                         8.00%               6/1/2011                    9,150            9,653
TPSA Finance BV                                     7.75%             12/10/2008(2)                 6,045            6,066
Verizon Global Funding                              5.65%             11/15/2011                    8,025            7,732
Vodafone AirTouch PLC                               7.75%              2/15/2010                   10,210           11,210
WorldCom Inc.                                       7.50%              5/15/2011                   25,000           25,614


CONSUMER CYCLICAL (1.8%)
Ford Capital BV                                     9.50%               6/1/2010                      180              196
Goodyear Tire & Rubber Corp.                       7.857%              8/15/2011                    5,000            4,672
Kmart Corp.                                        9.875%              6/15/2008(2)                 2,600            2,106
Mach One CDO, Ltd.                                  6.70%              3/15/2030(2)                 2,433            2,452
Pulte Homes Inc.                                   7.875%               8/1/2011(2)                 3,400            3,333
Sears, Roebuck & Co.                               9.375%              11/1/2011                    2,240            2,573
Target Corp.                                        5.40%              10/1/2008                   19,000           18,659
Time Warner Inc.                                    7.48%              1/15/2008                    2,050            2,189
Toys R Us                                          7.625%               8/1/2011(2)                 8,000            7,706

CONSUMER NON-CYCLICAL (4.5%)
Ahold Finance USA Inc.                              6.25%               5/1/2009                    4,000            3,969
Apogent Technologies Inc.                           8.00%               4/1/2011                   10,000           10,508
Bristol-Myers Squibb                                5.75%              10/1/2011                    5,800            5,747
C.R. Bard, Inc.                                     6.70%              12/1/2026                    2,300            2,399
Campbell Soup Co.                                   6.75%              2/15/2011                    5,000            5,198
Cia Brasil De Bebidas Ambev                        10.50%             12/15/2011(2)                 6,500            6,435
Delhaize America Inc.                              8.125%              4/15/2011                    9,000            9,885
Grand Metropolitan Investment Corp.                 9.00%              8/15/2011                    3,000            3,617
Healthcare Services Group                           7.75%              6/15/2011(2)                10,000           10,211
Heinz Co.                                          6.625%              7/15/2011(2)                 6,825            7,014
Imperial Tobacco                                   7.125%               4/1/2009                    7,775            7,901
Kellogg Co.                                         6.60%               4/1/2011                    7,500            7,695
Kraft Foods Inc.                                   5.625%              11/1/2011                   13,600           13,211
Kroger Co.                                          7.65%              4/15/2007                    8,080            8,800
Kroger Co.                                          8.05%               2/1/2010                      700              770
Kroger Co.                                          8.15%              7/15/2006                      300              330
Quest Diagnostic Inc.                               7.50%              7/12/2011                    5,000            5,198


ENERGY (4.3%)
Amerada Hess Corp.                                  6.65%              8/15/2011                   12,000           12,021
Ashland Inc.                                        6.86%               5/1/2009                    7,500            7,421

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
                                                   COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
Baker Hughes Inc.                                   6.25%              1/15/2009            $       2,300    $       2,305
Burlington Resources Inc.                           6.50%              12/1/2011(2)                 4,000            3,863
Conoco Funding Co.                                  6.35%             10/15/2011                   10,500           10,595
Conoco Inc.                                         6.35%              4/15/2009                    2,700            2,726
Devon Financing Corp.                              6.875%              9/30/2011(2)                 5,000            4,892
LG Caltex Oil Corp.                                 7.75%              7/25/2011(2)                 8,300            8,558
Noble Drilling Corp.                                6.95%              3/15/2009                    4,000            4,037
Occidental Petroleum                                6.75%              1/15/2012                    5,000            4,958
Pemex Finance Ltd.                                  9.69%              8/15/2009(1)                 5,000            5,720
Petro Geo-Services                                 6.625%              3/30/2008                    5,325            4,660
Petrobras International Finance Co. Ltd.            9.75%               7/6/2011(2)                 3,000            2,958
Petrobras International Finance Co. Ltd.           9.875%               5/9/2008(2)                 3,000            3,047
PF Export Receivables Master Trust                  6.60%              12/1/2011(1)(2)              5,000            5,000
Phillips Petroleum Co.                              8.75%              5/25/2010                   13,500           15,730
Texaco Capital Inc.                                 5.50%              1/15/2009                    3,000            2,943
Transocean Sedco Forex Inc.                        6.625%              4/15/2011                    2,850            2,771

TECHNOLOGY (0.4%)
First Data Corp.                                   5.625%              11/1/2011                    6,000            5,777
Marconi PLC                                         7.75%              9/15/2010                    8,900            4,628


TRANSPORTATION (1.8%)
American Airlines Inc. Pass-Through Certificates   6.817%              5/23/2011(2)                 3,000            2,795
American Airlines Inc. Pass-Through Certificates   7.024%             10/15/2009                    7,800            7,436
Canadian Pacific Rail                               6.25%             10/15/2011                   10,000            9,903
Delta Air Lines, Inc.
  (Equipment Trust Certificates)                     8.54%              1/2/2007(1)                   400              364
Delta Air Lines, Inc. Pass-Through Certificates    7.111%              9/18/2011                    5,000            4,773
ERAC USA Finance Co.                                7.35%              6/15/2008(2)                 5,000            4,975
ERAC USA Finance Co.                                8.00%              1/15/2011(2)                 2,500            2,533
Hertz Corp.                                         7.40%               3/1/2011                   11,000           10,484
NorthWest Airlines, Inc. Pass-Through
  Certificates                                     6.841%               4/1/2011                    2,000            1,786
US Airways Pass-Through Trust                       8.11%              2/20/2017                       62               66


OTHER (0.1%)
Black & Decker Corp.                               7.125%               6/1/2011                    3,800            3,915
                                                                                                             -------------
                                                                                                             $     643,834
                                                                                                             -------------
UTILITIES (7.5%)
ELECTRIC (5.5%)
Calpine Canada Energy                               8.50%               5/1/2008                    8,900            8,055
Calpine Corp.                                       8.50%              2/15/2011                    4,100            3,649
Detroit Edison Co.                                 6.125%              10/1/2010                   10,000            9,775
Dominion Resources Inc.                            8.125%              6/15/2010                    7,800            8,542
Edison Mission                                     9.875%              4/15/2011                    3,000            3,060
Firstenergy Corp.                                   6.45%             11/15/2011                    3,000            2,928
HGI Transelec Chile SA                             7.875%              4/15/2011                    8,500            8,633
Israel Electric Corp. Ltd.                          7.75%               3/1/2009(2)                 2,250            2,339
Israel Electric Corp. Ltd.                          7.95%              5/30/2011(2)                 3,800            4,023
Mirant Americas Generation, LLC                     8.30%               5/1/2011                    4,000            3,600
National Rural Utility Co.                          6.20%               2/1/2008                    4,850            4,970
NRG Energy Inc.                                     7.75%               4/1/2011                    1,000              960
NRG Energy Inc.                                     8.25%              9/15/2010                   10,000            9,796
PacifiCorp                                          6.90%             11/15/2011                    5,500            5,475
PECO Energy Co.                                     5.95%              11/1/2011(2)                 5,000            4,832

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                  COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
PPL Energy Supply LLC                               6.40%              11/1/2011(2)         $      15,000    $      13,999
Progress Energy Inc.                                5.85%             10/30/2008                   15,000           14,626
Progress Energy Inc.                                7.10%               3/1/2011                    1,700            1,756
Reliant Energy Resources                            7.75%              2/15/2011                    8,500            8,491
Union Electric Power Co.                            6.75%               5/1/2008                      120              123
XCEL Energy Inc.                                    7.00%              12/1/2010                   15,000           15,233

NATURAL GAS (2.0%)
Coastal Corp.                                      6.375%               2/1/2009                    5,000            4,647
Coastal Corp.                                       6.50%               6/1/2008                      500              478
Coastal Corp.                                      9.625%              5/15/2012                    5,000            5,552
Consolidated Natural Gas                            6.25%              11/1/2011                   15,000           14,693
El Paso Energy Corp.                                6.75%              5/15/2009                    5,000            4,740
Enterprise Products Partners LP                     7.50%               2/1/2011                    8,300            8,472
Williams Cos., Inc.                                7.125%               9/1/2011                   10,500           10,456
                                                                                                             -------------
                                                                                                             $     183,903
                                                                                                             -------------
--------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $1,309,276)                                                                      $   1,322,893
--------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (U.S. Dollar-Denominated)(2.0%)
--------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank                    5.375%             11/15/2008            $       7,400    $      7,482
Pemex Master Trust                                  8.00%             11/15/2011(2)                10,000          10,125
Province of British Columbia                       5.375%             10/29/2008                    7,000           6,966
Province of Quebec                                  5.75%              2/15/2009                   10,000           9,997
Province of Saskatchewan                           7.125%              3/15/2008                      600             655
United Mexican States                              9.875%               2/1/2010                   12,000          13,380
--------------------------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS (Cost $40,475)                                                                         $     48,605
--------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (3.5%)
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account--Note F                  1.72%               1/2/2002                   71,069          71,069
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account                          1.75%               1/2/2002                    13,896         13,896
--------------------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS (Cost $84,965)                                                              $     84,965
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.8%) (Cost $2,459,540)                                                                 $  2,487,576
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                  COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.8%)
--------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                         $     44,355
Liabilities--Note F                                                                                               (88,163)
                                                                                                             -------------
                                                                                                             $    (43,808)
                                                                                                             -------------
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                            $   2,443,768
==========================================================================================================================
* See Note A in Notes to Financial Statements.
(1) The  average  maturity  is  shorter  than the  final  maturity  shown due to scheduled interim principal payments.
(2) Security exempt from  registration  under Rule 144A of the Securities Act of
1933.  These  securities may be sold in transactions  exempt from  registration, normally to qualified  institutional buyers. At December 31, 2001, the aggregate value of these securities was $264,594,000, representing 10.8% of net assets.
CDO--Collateralized Debt Obligation.

--------------------------------------------------------------------------------
AT DECEMBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                             $          2,413,750
Undistributed Net Investment Income                                           --
Accumulated Net Realized Gains--Note D                                     1,982
Unrealized Appreciation--Note E                                           28,036
--------------------------------------------------------------------------------
NET ASSETS                                                  $          2,443,768
================================================================================
Investor Shares--Net Assets
Applicable to 203,887,866 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                               $          2,096,257
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                  $              10.28
================================================================================

Admiral Shares--Net Assets
Applicable to 33,799,888 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                               $            347,511
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                   $              10.28
================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
LONG-TERM BOND INDEX FUND                          COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (57.9%)
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (51.6%)
U.S. Treasury Bond                                  4.25%             11/15/2003            $       1,500    $       1,534
U.S. Treasury Bond                                 6.625%              2/15/2027                   34,225           38,104
U.S. Treasury Bond                                  6.75%              8/15/2026                   13,645           15,387
U.S. Treasury Bond                                  7.50%             11/15/2016                   33,825           39,971
U.S. Treasury Bond                                 7.625%             11/15/2022                   26,145           31,998
U.S. Treasury Bond                                 7.875%              2/15/2021                   17,980           22,361
U.S. Treasury Bond                                  8.00%             11/15/2021                   10,935           13,838
U.S. Treasury Bond                                 8.125%              8/15/2019                    9,895           12,491
U.S. Treasury Bond                                 8.125%              8/15/2021                   10,210           13,036
U.S. Treasury Bond                                  8.50%              2/15/2020                      900            1,177
U.S. Treasury Bond                                  8.75%              5/15/2017                      340              447
U.S. Treasury Bond                                  8.75%              5/15/2020                    4,955            6,639
U.S. Treasury Bond                                  8.75%              8/15/2020                      400              537
U.S. Treasury Bond                                 8.875%              8/15/2017                    7,665           10,172
U.S. Treasury Bond                                 8.875%              2/15/2019                    1,950            2,615
U.S. Treasury Bond                                  9.25%              2/15/2016                   26,575           35,939
U.S. Treasury Bond                                 9.875%             11/15/2015                    1,075            1,518
U.S. Treasury Bond                                 10.625%             8/15/2015                    4,505            6,669
U.S. Treasury Bond                                 11.25%              2/15/2015                    6,215            9,518
U.S. Treasury Note                                 5.625%              5/15/2008                    9,675           10,142
U.S. Treasury Note                                  5.75%              8/15/2010                      250              262
U.S. Treasury Note                                  6.50%              2/15/2010                    1,475            1,620
U.S. Treasury Note                                 7.875%             11/15/2004                    3,700            4,114
                                                                                                             -------------
                                                                                                             $     280,089
                                                                                                             -------------

AGENCY BONDS AND NOTES (6.3%)
Federal Home Loan Mortgage Corp.                   6.875%              9/15/2010                      425              458
Federal National Mortgage Assn.                     5.50%              3/15/2011                    1,750            1,721
Federal National Mortgage Assn.                     6.25%              5/15/2029                    1,400            1,396
Federal National Mortgage Assn.                    6.625%             11/15/2030                    3,000            3,138
Federal National Mortgage Assn.                    7.125%              1/15/2030                    9,665           10,720
Tennessee Valley Auth.                              6.25%             12/15/2017                    1,100            1,108
Tennessee Valley Auth.                              6.75%              11/1/2025                    2,500            2,661
Tennessee Valley Auth.                             6.875%             12/15/2043                    3,000            2,967
Tennessee Valley Auth.                             7.125%               5/1/2030                    9,000            9,973
                                                                                                             -------------
                                                                                                             $      34,142
                                                                                                             -------------
--------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (Cost $304,686)                                                                                            $     314,231
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (36.8%)
--------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.5%)
Public Service Electric & Gas Co.                   6.89%             12/15/2017(1)         $       2,500    $       2,576
--------------------------------------------------------------------------------------------------------------------------
FINANCE (8.0%)
BANKING (4.3%)
Abbey National Capital Trust I                     8.963%             12/29/2049                    1,000            1,162
Abbey National PLC                                  7.95%             10/26/2029                    1,800            2,002
Bank of New York Capital I                          7.97%             12/31/2026                      375              383
BT Capital Trust B                                  7.90%              1/15/2027                      200              200
Citicorp Capital II                                8.015%              2/15/2027                      450              473
Citicorp Lease A                                    8.04%             12/15/2019(2)                   450              483
Citicorp Lease Pass-Through Trust                   7.22%              6/15/2005(1)(2)                124              132

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
                                                   COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
Corestates Capital Corp.                            8.00%             12/15/2026(2)         $       3,000    $       2,963
Fleet Capital Trust II                              7.92%             12/11/2026                      400              398
HSBC Capital Funding                              10.176%             12/29/2049(2)                 1,000            1,244
Mellon Capital II                                  7.995%              1/15/2027                    2,100            2,188
NationsBank Corp.                                   7.25%             10/15/2025                      375              367
NB Capital Trust IV                                 8.25%              4/15/2027                      400              412
Norwest Corp.                                       6.65%             10/15/2023                       60               57
PNC Funding Corp.                                   7.95%             12/15/2026(2)                 1,000              993
Royal Bank of Scotland PLC                         7.648%              9/30/2031                    3,000            3,017
Standard Chartered Bank                             8.00%              5/30/2031(2)                 3,500            3,584
SunTrust Capital                                    7.90%              6/15/2027                      750              761
Swiss Bank Corp.                                    7.00%             10/15/2015                      750              767
Swiss Bank Corp.                                   7.375%              7/15/2015                      750              791
Swiss Bank Corp.                                   7.375%              6/15/2017                      300              316
US Bancorp                                          8.27%             12/15/2026                      750              774

BROKERAGE (0.3%)
Dean Witter, Discover & Co.                         6.75%             10/15/2013                      200              204
Merrill Lynch & Co.                                6.875%             11/15/2018                    1,250            1,256

FINANCE COMPANIES (0.4%)
General Motors Acceptance Corp.                     8.00%              11/1/2031                    2,000            2,017

INSURANCE (2.9%)
American General Capital II                         8.50%               7/1/2030                    1,000            1,154
AXA SA                                              8.60%             12/15/2030                    3,000            3,335
Equitable Companies Inc.                            7.00%               4/1/2028                      200              197
Jackson National Life Insurance Co.                 8.15%              3/15/2027(2)                 2,000            2,073
Nationwide Mutual Insurance                         8.25%              12/1/2031(2)                 4,000            3,979
Progressive Corp.                                  6.625%               3/1/2029                    1,000              911
Travelers Property Casualty Corp.                   7.75%              4/15/2026                      275              292
Zurich Capital Trust                               8.376%               6/1/2037(2)                 4,000            3,915

REITS (0.1%)
Security Capital Pacific Trust                      8.05%               4/1/2017                      200              194
Susa Partnership LP                                 7.50%              12/1/2027                      400              401
                                                                                                             -------------
                                                                                                             $      43,395
                                                                                                             -------------

INDUSTRIAL (23.2%)
BASIC INDUSTRY (1.0%)
Dow Chemical Co.                                   7.375%              11/1/2029                    1,000            1,089
Eastman Chemical Co.                                7.25%              1/15/2024                      250              214
Eastman Chemical Co.                                7.60%               2/1/2027                      150              133
International Paper Co.                            6.875%              11/1/2023                    2,000            1,902
Rohm & Haas Co.                                     9.80%              4/15/2020(1)                   509              620
Union Carbide Corp.                                 7.75%              10/1/2096                    1,150            1,223
Union Carbide Corp.                                7.875%              4/1/2023                       220              247

CAPITAL GOODS (0.6%)
The Boeing Co.                                     6.625%              2/15/2038                      700              656
Caterpillar, Inc.                                  7.375%               3/1/2097                       50               52
Deere & Co.                                         8.50%               1/9/2022                      115              130
Tyco International Group SA                        6.875%              1/15/2029                    1,500            1,457
United Technologies Corp.                           6.70%               8/1/2028                      500              494
United Technologies Corp.                          8.875%             11/15/2019                      545              658

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
LONG-TERM BOND INDEX FUND                          COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
Communication (7.4%)
AT&T Corp.                                          8.00%             11/15/2031(2)         $       5,500    $       5,740
AT&T Corp.                                          8.35%              1/15/2025                      300              304
AT&T Wireless Services Inc.                         8.75%               3/1/2031                    4,000            4,497
BellSouth Corp.                                    6.875%             10/15/2031                    3,000            3,057
Cingular Wireless                                  7.125%             12/15/2031(2)                 4,000            4,074
Comcast Cable Communication                        8.875%               5/1/2017                      500              568
GTE Corp.                                           8.75%              11/1/2021                      900            1,043
Michigan Bell Telephone Co.                         7.50%              2/15/2023                    1,040            1,041
New England Telephone & Telegraph Co.              6.875%              10/1/2023                      110              104
New England Telephone & Telegraph Co.              7.875%             11/15/2029                      600              660
New England Telephone & Telegraph Co.               9.00%               8/1/2031                      250              260
News America Holdings Inc.                          7.75%              1/20/2024                    1,000              981
News America Holdings Inc.                          8.00%             10/17/2016                      750              788
News America Holdings Inc.                          9.25%               2/1/2013                    1,500            1,721
PCCW Hong Kong Capital Ltd.                         7.75%             11/15/2011(2)                 2,000            1,942
Qwest Capital Funding Inc.                         7.625%               8/3/2021                    1,000              937
Qwest Capital Funding Inc.                          7.75%              2/15/2031                      900              843
Southwestern Bell Telephone Co.                     7.25%              7/15/2025                      450              442
Southwestern Bell Telephone Co.                    7.625%               3/1/2023                       45               46
Sprint Capital Corp.                               6.875%             11/15/2028                      500              455
TCI Communications Inc.                            7.875%               8/1/2013                    1,000            1,043
TCI Communications Inc.                            9.875%              6/15/2022                      500              583
Vodafone AirTouch PLC                              7.875%              2/15/2030                    1,000            1,117
WorldCom Inc.                                       8.25%              5/15/2031                    7,500            7,907


CONSUMER CYCLICAL (2.9%)
Auburn Hills                                       12.00%               5/1/2020                      260              361
Dayton Hudson Corp.                                 6.65%               8/1/2028                      500              492
Dayton Hudson Corp.                                 6.75%               1/1/2028                      750              748
The Walt Disney Co.                                 7.55%              7/15/2093                      975              983
Ford Motor Co.                                     6.375%               2/1/2029                    1,500            1,204
Ford Motor Co.                                      7.45%              7/16/2031                     2,000           1,839
Ford Motor Co.                                      8.90%              1/15/2032                    1,000            1,069
Ford Motor Co.                                      9.98%              2/15/2047                    1,100            1,299
May Department Stores Co.                           6.70%              9/15/2028                    1,375            1,304
May Department Stores Co.                           9.75%              2/15/2021                       39               48
Target Corp.                                        7.00%              7/15/2031                    1,500            1,564
Time Warner Inc.                                    7.57%               2/1/2024                      500              508
Time Warner Inc.                                   8.375%              3/15/2023                    1,650            1,833
Wal-Mart Stores                                     7.55%              2/15/2030                    2,000            2,291

CONSUMER NON-CYCLICAL (3.7%)
Ahold Lease USA Inc.                                8.62%             1/31/2021                     2,000            2,110
Anheuser-Busch Cos., Inc.                           6.00%              11/1/2041                    2,325            2,152
Anheuser-Busch Cos., Inc.                           6.75%             12/15/2027                       250             259
Anheuser-Busch Cos., Inc.                          7.125%               7/1/2017                      600              628
Archer-Daniels-Midland Co.                         8.875%              4/15/2011                       80               96
C.R. Bard, Inc.                                     6.70%              12/1/2026                      500              522
Delhaize America Inc.                               9.00%              4/15/2031                    2,000            2,373
Grand Metropolitan Investment Corp.                 9.00%              8/15/2011                       75               90
Kellogg Co.                                         7.45%               4/1/2031                    2,000            2,152
Kraft Foods Inc.                                    6.50%              11/1/2031                    3,300            3,233

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
                                                   COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
Kroger Co.                                          8.00%              9/15/2029            $       1,750    $       1,931
Pharmacia Corp.                                     6.60%              12/1/2028                    2,000            2,016
Tenet Healthcare Corp.                             6.875%             11/15/2031(2)                 3,000            2,762

ENERGY (5.0%)
Alberta Energy Co. Ltd.                            7.375%              11/1/2031                    3,000            2,861
Amerada Hess Corp.                                  7.30%              8/15/2031                    1,500            1,502
Burlington Resources Inc.                           7.40%              12/1/2031(2)                 3,800            3,712
Devon Financing Corp.                              7.875%              9/30/2031(2)                 6,000            6,067
Mobil Corp.                                        7.625%              2/23/2033                      230              238
Noble Drilling Corp.                                7.50%              3/15/2019                    2,000            1,978
Pancanadian Energy Corp.                            7.20%              11/1/2031                      975              936
Petro-Canada                                        9.25%             10/15/2021                    2,300            2,753
Petro Geo Services                                  8.15%              7/15/2029                      750              613
Phillips Petroleum Co.                              8.49%               1/1/2023                      900              978
Texaco Capital Corp.                               8.875%               9/1/2021                      155              195
Tosco Corp.                                         7.80%               1/1/2027                      350              380
Tosco Corp.                                        8.125%              2/15/2030                    1,500            1,715
Transocean Sedco Forex Inc.                         7.50%              4/15/2031                    2,000            1,927
Union Oil Co. of California                         7.50%              2/15/2029                    1,000            1,026

TECHNOLOGY (0.2%)
International Business Machines Corp.               7.00%             10/30/2025                      350              364
International Business Machines Corp.              7.125%              12/1/2096                      500              511
Marconi Corp. PLC                                  8.375%              9/15/2030                    1,000              450

TRANSPORTATION (2.4%)
Burlington Northern Santa Fe Corp.                  6.75%              3/15/2029                    1,000              964
Burlington Northern Sante Fe Corp.                  7.25%               8/1/2097                      250              239
Canadian National Railway Co.                       6.80%              7/15/2018                      725              710
Canadian National Railway Co.                       6.90%              7/15/2028                      400              395
Canadian Pacific Rail                              7.125%             10/15/2031                    3,000            3,063
Continental Airlines, Inc.
(Equipment Trust Certificates)                     6.648%              3/15/2019                    2,630            2,249
Norfolk Southern Corp.                              7.70%              5/15/2017                    2,400            2,597
Norfolk Southern Corp.                              7.90%              5/15/2097                      100              107
US Airways Pass-Through Trust                       8.11%              2/20/2017                    1,894            2,011
Union Pacific Corp.                                 7.00%               2/1/2016                      550              562
Union Pacific Corp.                                8.625%              5/15/2022                       35               38
                                                                                                             -------------
                                                                                                             $     126,036
                                                                                                             -------------
UTILITIES (5.1%)
ELECTRIC (3.4%)
Arizona Public Service Co.                          7.25%               8/1/2023                      200              187
Calpine Corp.                                       8.50%              2/15/2011                    2,000            1,780
Commonwealth Edison Co.                             7.50%               7/1/2013                      750              786
Dominion Resources Capital Trust III                8.40%              1/15/2031                    2,300            2,378
Firstenergy Corp.                                  7.375%             11/15/2031                    1,100            1,068
Illinois Power Co.                                  7.50%              7/15/2025                      300              277
Israel Electric Corp.                               8.10%             12/15/2096(2)                 1,000              828
NRG Energy Inc.                                    8.625%               4/1/2031                    2,000            1,828
NRG Northeast Generating                           9.292%             12/15/2024                    2,000            2,008
Pacific Corp.                                       7.70%             11/15/2031                      400              403
Progress Energy Inc.                                7.00%             10/30/2031                    3,000            2,971

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                        MATURITY                   AMOUNT           VALUE*
LONG-TERM BOND INDEX FUND                          COUPON                   DATE                    (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
Public Service Electric Gas & Co.                  8.625%              4/15/2031            $       1,500    $       1,669
Texas Utilities Co.                                7.875%               3/1/2023                    1,090            1,083
Texas Utilities Co.                                 8.75%              11/1/2023                       50               52
Virginia Electric & Power Co.                       6.75%              10/1/2023                    1,000              926


NATURAL GAS (1.7%)
Coastal Corp.                                       7.42%              2/15/2037                    1,000              935
Coastal Corp.                                       7.75%             10/15/2035                    1,150            1,120
Duke Energy Field Services                         8.125%              8/16/2030                    2,000            2,022
Southern Natural Gas                                7.35%              2/15/2031                    1,000              949
Tennessee Gas Pipeline                             7.625%               4/1/2037                    2,000            1,873
Williams Cos, Inc.                                  7.75%              6/15/2031                    2,400            2,287
                                                                                                             -------------
                                                                                                             $      27,430
                                                                                                             -------------
--------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $197,185)                                                                        $     199,437
--------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (U.S. Dollar-Denominated)(4.1%)
--------------------------------------------------------------------------------------------------------------------------
Government of Barbados                              7.25%             12/15/2021(2)         $       5,000    $       4,784
Inter-American Development Bank                    7.125%              3/15/2023                       25               26
Inter-American Development Bank                     8.50%              3/15/2011                      110              131
Petroleos Mexicanos                                 9.50%              9/15/2027                    5,000            5,286
Province of Newfoundland                            9.00%               6/1/2019                      300              379
Province of Newfoundland                           10.00%              12/1/2020                      750            1,039
Province of Quebec                                 7.125%               2/9/2024                    2,000            2,122
Province of Saskatchewan                           7.375%              7/15/2013                      600              671
Republic of South Africa                            8.50%              6/23/2017                    1,000              984
State of Qatar                                      9.75%              6/15/2030(2)                 1,000            1,148
United Mexican States                               8.30%              8/15/2031                    6,000            5,844
United Mexican States Value Recovery Rights            --               6/3/2003                    1,750                2
--------------------------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS (Cost $21,976)                                                                         $      22,416
--------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (9.6%)
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account--Note F
    (Cost $52,099)                                  1.72%               1/2/2002                   52,099           52,099
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (108.4%) (Cost $575,946)                                                                   $     588,183
==========================================================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                                           (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-;8.4%)
--------------------------------------------------------------------------------
Other Assets--Note B                                        $            12,480
Security Lending Collateral Payable to Brokers--Note F                  (52,099)
Other Liabilities                                                        (6,103)
                                                            --------------------
                                                            $           (45,722)
                                                            --------------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 50,071,323 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                               $            542,461
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE $10.83
================================================================================
* See Note A in Notes to Financial Statements.
(1) The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, the aggregate value of these securities was $50,423,000, representing 9.3% of net assets.

--------------------------------------------------------------------------------
AT DECEMBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                      AMOUNT                 PER
                                                       (000)               SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                   $  532,396            $ 10.63
Undistributed Net Investment Income                       --                 --
Accumulated Net Realized Losses--Note D               (2,172)             (0.04)
Unrealized Appreciation--Note E                       12,237                .24
--------------------------------------------------------------------------------
NET ASSETS                                        $  542,461            $ 10.83
================================================================================

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

----------------------------------------------------------------------------------------------------------------
                                    TOTAL BOND           SHORT-TERM             INTERMEDIATE-          LONG-TERM
                                  MARKET INDEX           BOND INDEX                 TERM BOND         BOND INDEX
                                          FUND                 FUND                INDEX FUND               FUND
                                 -------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31, 2001
                                 -------------------------------------------------------------------------------
                                         (000)                (000)                     (000)              (000)
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Interest                        $  1,211,521         $     91,773             $     130,386       $    31,303
  Security Lending                       1,642                  200                       195                26
----------------------------------------------------------------------------------------------------------------
     Total Income                    1,213,163               91,973                   130,581            31,329
----------------------------------------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
  Investment Advisory Services           2,378                  199                       247                61
  Management and Administrative
     Investor Shares                    24,762                2,811                     3,567               834
     Admiral Shares*                       138                   42                        61                --
     Institutional Shares**              4,058                   --                        --                --
  Marketing and Distribution
     Investor Shares                     1,953                  240                       263                62
     Admiral Shares*                        --                   --                        --                --
     Institutional Shares**                825                   --                        --                --
  Custodian Fees                           316                   67                        30                26
  Auditing Fees                             11                   11                        11                11
  Shareholders' Reports
     Investor Shares                       507                   29                        42                19
     Admiral Shares*                        --                   --                        --                --
     Institutional Shares**                 16                   --                        --                --
  Trustees' Fees and Expenses               25                    2                         3                 1
----------------------------------------------------------------------------------------------------------------
     Total Expenses                     34,989                3,401                     4,224             1,014
     Expenses Paid Indirectly--Note C     (168)                  --                        --                --
----------------------------------------------------------------------------------------------------------------
     Net Expenses                       34,821                3,401                     4,224             1,014
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                1,178,342               88,572                   126,357            30,315
----------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS) ON
  INVESTMENT SECURITIES SOLD           107,660               24,045                    34,177             6,228
----------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENT
     SECURITIES                        163,321               14,984                     2,690              (857)
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
     OPERATIONS                   $  1,449,323         $    127,601             $     163,224       $    35,686
----------------------------------------------------------------------------------------------------------------
* The Long-Term Bond Index Fund does not offer Admiral Shares.
**Only the Total Bond Market Index Fund offers Institutional Shares.

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

--------------------------------------------------------------------------------
                                                    TOTAL BOND MARKET INDEX FUND
                                                        YEAR ENDED DECEMBER 31,
                                                    ----------------------------
                                                          2001             2000
                                                         (000)            (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                           $  1,178,342     $    925,632
  Realized Net Gain (Loss)                             107,660          (18,566)
  Change in Unrealized Appreciation (Depreciation)     163,321          611,266
--------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations                     1,449,323        1,518,332
--------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
  Investor Shares                                     (817,046)        (676,605)
  Admiral Shares                                        (4,836)              --
  Institutional Shares                                (356,460)        (249,027)
Realized Capital Gain
  Investor Shares                                           --               --
  Admiral Shares                                            --               --
  Institutional Shares                                      --               --
--------------------------------------------------------------------------------
  Total Distributions                               (1,178,342)        (925,632)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE G
  Investor Shares                                    2,731,009        1,273,265
  Admiral Shares                                       873,138               --
  Institutional Shares                               2,134,233        1,202,529
--------------------------------------------------------------------------------
     Net Increase (Decrease) from Capital
       Share Transactions                            5,738,380        2,475,794
--------------------------------------------------------------------------------
  Total Increase (Decrease)                          6,009,361        3,068,494
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                               15,750,130       12,681,636
--------------------------------------------------------------------------------
  End of Period                                   $ 21,759,491     $ 15,750,130
================================================================================

--------------------------------------------------------------------------------
                                            SHORT-TERM         INTERMEDIATE-TERM
                                         BOND INDEX FUND        BOND INDEX FUND
                                      --------------------  --------------------
                                                YEAR ENDED DECEMBER 31,
                                      ------------------------------------------
                                        2001        2000        2001       2000
                                       (000)       (000)       (000)      (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income             $ 88,572   $ 71,874    $ 126,357  $ 101,507
  Realized Net Gain (Loss)            24,045     (2,924)      34,177    (11,539)
  Change in Unrealized Appreciation
    (Depreciation)                    14,984     31,695        2,690     91,914
--------------------------------------------------------------------------------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations                     127,601    100,645      163,224    181,882
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
     Investor Shares                 (87,353)   (71,874)    (124,135)  (101,507)
     Admiral Shares                   (1,219)        --       (2,222)        --
     Institutional Shares*                --         --           --         --
  Realized Capital Gain**
     Investor Shares                 (11,320)        --           --         --
     Admiral Shares                   (1,801)        --           --         --
     Institutional Shares*                --         --           --         --
--------------------------------------------------------------------------------
  Total Distributions               (101,693)   (71,874)    (126,357)  (101,507)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE G
  Investor Shares                    363,709    102,561      414,701    112,209
  Admiral Shares                     276,668         --      350,667         --
  Institutional Shares*                   --         --           --         --
--------------------------------------------------------------------------------
     Net Increase (Decrease) from
     Capital Share Transactions      640,377    102,561      765,368    112,209
--------------------------------------------------------------------------------
  Total Increase (Decrease)          666,285    131,332      802,235    192,584
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period              1,286,898  1,155,566    1,641,533  1,448,949
--------------------------------------------------------------------------------
  End of Period                   $1,953,183 $1,286,898   $2,443,768 $1,641,533
================================================================================
*  The  Short-Term  and   Intermediate-Term   Bond  Index  Funds  do  not  offer
Institutional Shares.
** Includes short-term gain distributions totaling $12,741,000 that are treated as ordinary income dividends for tax purposes.

--------------------------------------------------------------------------------
                                                              LONG-TERM
                                                           BOND INDEX FUND
                                                        YEAR ENDED DECEMBER 31,
                                                     ---------------------------
                                                          2001             2000
                                                         (000)            (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                              $  30,315      $    23,954
  Realized Net Gain (Loss)                               6,228           (1,961)
  Change in Unrealized Appreciation (Depreciation)        (857)          34,003
--------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations                        35,686           55,996
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
     Investor Shares                                   (30,315)         (23,954)
     Admiral Shares*                                        --              --
     Institutional Shares*                                  --               --
  Realized Capital Gain
     Investor Shares                                        --               --
     Admiral Shares*                                        --               --
     Institutional Shares*                                  --               --
--------------------------------------------------------------------------------
     Total Distributions                               (30,315)         (23,954)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE G
  Investor Shares                                      120,119           71,776
  Admiral Shares*                                           --               --
  Institutional Shares*                                     --               --
--------------------------------------------------------------------------------
     Net Increase (Decrease) from Capital
     Share Transactions                                120,119           71,776
--------------------------------------------------------------------------------
  Total Increase (Decrease)                            125,490          103,818
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                  416,971          313,153
--------------------------------------------------------------------------------
  End of Period                                      $ 542,461      $   416,971
================================================================================
* The Long-Term Bond Index Fund does not offer Admiral or Institutional Shares.

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

-------------------------------------------------------------------------------------------------------------------
                                                           TOTAL BOND MARKET INDEX FUND INVESTOR SHARES
                                                                        YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2001         2000         1999           1998           1997
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  9.96     $   9.56    $   10.27      $   10.09      $    9.84
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                               .632         .648         .617           .624           .645
  Net Realized and Unrealized Gain (Loss)
     on Investments                                   .190         .400        (.695)          .218           .250
-------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                 .822        1.048        (.078)          .842           .895
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income               (.632)       (.648)       (.617)         (.624)         (.645)
  Distributions from Realized Capital Gains             --           --        (.015)         (.038)            --
-------------------------------------------------------------------------------------------------------------------
     Total Distributions                             (.632)       (.648)       (.632)         (.662)         (.645)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $ 10.15     $   9.96    $    9.56      $   10.27      $   10.09
===================================================================================================================

TOTAL RETURN*                                        8.43%       11.39%       -0.76%          8.58%          9.44%
===================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)             $14,116     $ 11,180    $   9,477      $   7,765      $   5,129
  Ratio of Total Expenses to Average Net Assets      0.22%        0.22%        0.20%          0.20%          0.20%
  Ratio of Net Investment Income to
     Average Net Assets                              6.21%        6.72%        6.26%          6.10%          6.54%
  Portfolio Turnover Rate                              67%          53%          55%            57%            39%
==================================================================================================================
* Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

--------------------------------------------------------------------------------
                                     TOTAL BOND MARKET INDEX FUND ADMIRAL SHARES
                                                                     NOV. 12* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                      DEC. 31, 2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $10.44
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                    .082
  Net Realized and Unrealized Gain (Loss) on Investments                  (.290)
--------------------------------------------------------------------------------
   Total from Investment Operations                                       (.208)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                    (.082)
  Distributions from Realized Capital Gains                                   --
--------------------------------------------------------------------------------
    Total Distributions                                                   (.082)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                            $10.15
================================================================================

TOTAL RETURN                                                              -2.00%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                      $866
  Ratio of Total Expenses to Average Net Assets                          0.17%**
  Ratio of Net Investment Income to Average Net Assets                   5.97%**
  Portfolio Turnover Rate                                                    67%
================================================================================
 * Inception.
** Annualized.


-------------------------------------------------------------------------------------------------------------------
                                                               TOTAL BOND MARKET INDEX FUND INSTITUTIONAL SHARES
                                                                            YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2001         2000         1999           1998           1997
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  9.96     $   9.56    $   10.27      $   10.09      $    9.84
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                               .644         .659         .627           .635           .655
  Net Realized and Unrealized Gain (Loss)
    on Investments                                    .190         .400        (.695)          .218           .250
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  .834        1.059        (.068)          .853           .905
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income               (.644)       (.659)       (.627)         (.635)         (.655)
  Distributions from Realized Capital Gains             --           --        (.015)         (.038)            --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                              (.644)       (.659)       (.642)         (.673)         (.655)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $ 10.15     $   9.96    $    9.56      $   10.27      $   10.09
===================================================================================================================

TOTAL RETURN                                         8.56%       11.52%       -0.66%          8.69%          9.55%
===================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)             $ 6,778     $  4,570    $   3,204      $   2,493      $   1,628
  Ratio of Total Expenses to Average Net Assets      0.10%        0.10%        0.10%          0.10%          0.10%
  Ratio of Net Investment Income to
    Average Net Assets                               6.32%        6.84%        6.36%          6.21%          6.64%
  Portfolio Turnover Rate                              67%          53%          55%            57%            39%
===================================================================================================================

-------------------------------------------------------------------------------------------------------------------
                                                               SHORT-TERM BOND INDEX FUND INVESTOR SHARES
                                                                         YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2001         2000         1999           1998           1997
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  9.96     $   9.73    $   10.10      $   10.00      $    9.92
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                               .568         .601         .539           .574           .597
  Net Realized and Unrealized Gain (Loss)
    on Investments                                    .299         .230        (.336)          .168           .080
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  .867         .831         .203           .742           .677
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income               (.568)       (.601)       (.539)         (.574)         (.597)
  Distributions from Realized Capital Gains          (.069)          --        (.034)         (.068)            --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                              (.637)       (.601)       (.573)         (.642)         (.597)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $ 10.19     $   9.96    $    9.73      $   10.10      $   10.00
===================================================================================================================

TOTAL RETURN*                                        8.88%        8.84%        2.08%          7.63%          7.04%
===================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)             $ 1,680     $  1,287    $   1,156      $     709      $     446
  Ratio of Total Expenses to Average Net Assets      0.21%        0.21%        0.20%          0.20%          0.20%
  Ratio of Net Investment Income to
    Average Net Assets                               5.45%        6.16%        5.48%          5.68%          6.03%
  Portfolio Turnover Rate                             156%          74%         108%           112%            88%
===================================================================================================================
* Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

--------------------------------------------------------------------------------
                                       SHORT-TERM BOND INDEX FUND ADMIRAL SHARES
                                                                     NOV. 12* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                      DEC. 31, 2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $10.44
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                    .069
  Net Realized and Unrealized Gain (Loss) on Investments                  (.181)
--------------------------------------------------------------------------------
    Total from Investment Operations                                      (.112)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                    (.069)
  Distributions from Realized Capital Gains                               (.069)
--------------------------------------------------------------------------------
    Total Distributions                                                   (.138)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $10.19
================================================================================

TOTAL RETURN                                                              -1.08%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                     $273
  Ratio of Total Expenses to Average Net Assets                          0.17%**
  Ratio of Net Investment Income to Average Net Assets                   5.01%**
  Portfolio Turnover Rate                                                   156%
================================================================================
 *Inception.
**Annualized.

-------------------------------------------------------------------------------------------------------------------
                                                          INTERMEDIATE-TERM BOND INDEX FUND INVESTOR SHARES
                                                                       YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2001         2000         1999           1998           1997
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 10.02     $   9.51       $10.48      $   10.20      $    9.96
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                               .651         .654         .628           .647           .661
  Net Realized and Unrealized Gain (Loss)
    on Investments                                    .260         .510        (.936)          .353           .240
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  .911        1.164        (.308)         1.000           .901
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income               (.651)       (.654)       (.628)         (.647)         (.661)
  Distributions from Realized Capital Gains             --           --        (.034)         (.073)            --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                              (.651)       (.654)       (.662)         (.720)         (.661)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $ 10.28     $  10.02    $    9.51      $   10.48      $   10.20
===================================================================================================================

TOTAL RETURN*                                        9.28%       12.78%       -3.00%         10.09%          9.41%
===================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)               $ 2,096     $  1,642    $   1,449      $   1,102      $     687
Ratio of Total Expenses to Average Net Assets        0.21%        0.21%        0.20%          0.20%          0.20%
Ratio of Net Investment Income to
    Average Net Assets                               6.33%        6.83%        6.33%          6.23%          6.64%
Portfolio Turnover Rate                               135%          81%         120%            77%            56%
===================================================================================================================
* Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.


--------------------------------------------------------------------------------
                                INTERMEDIATE-TERM BOND INDEX FUND ADMIRAL SHARES
                                                                     NOV. 12* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                      DEC. 31, 2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $10.65
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                    .085
  Net Realized and Unrealized Gain (Loss) on Investments                  (.370)
--------------------------------------------------------------------------------
    Total from Investment Operations                                      (.285)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                    (.085)
  Distributions from Realized Capital Gains                                  --
--------------------------------------------------------------------------------
    Total Distributions                                                   (.085)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                            $10.28
================================================================================

TOTAL RETURN                                                              -2.68%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                      $348
  Ratio of Total Expenses to Average Net Assets                          0.17%**
  Ratio of Net Investment Income to Average Net Assets                   6.17%**
  Portfolio Turnover Rate                                                   135%
================================================================================
 *Inception.
**Annualized.

-------------------------------------------------------------------------------------------------------------------
                                                                       LONG-TERM BOND INDEX FUND
                                                                        YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2001         2000         1999           1998           1997
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 10.66     $   9.77    $   11.32      $   10.78      $   10.08
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                               .683         .679         .662           .666           .678
  Net Realized and Unrealized Gain (Loss)
    on Investments                                    .170         .890       (1.531)          .588           .700
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  .853        1.569        (.869)         1.254          1.378
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income               (.683)       (.679)       (.662)         (.666)         (.678)
  Distributions from Realized Capital Gains             --           --        (.019)         (.048)            --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                              (.683)       (.679)       (.681)         (.714)         (.678)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $ 10.83     $  10.66    $    9.77      $   11.32      $   10.78
===================================================================================================================

TOTAL RETURN*                                        8.17%       16.64%       -7.85%         11.98%         14.30%
===================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)             $  542      $    417    $     313      $     210      $      88
  Ratio of Total Expenses to Average Net Assets      0.21%        0.21%        0.20%          0.20%          0.20%
  Ratio of Net Investment Income to
    Average Net Assets                               6.30%        6.71%        6.39%          6.01%          6.66%
  Portfolio Turnover Rate                             107%          56%          61%            57%            58%
===================================================================================================================
* Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

NOTES TO FINANCIAL STATEMENTS

Vanguard Bond Index Funds comprise the Total Bond Market Index Fund, Short-Term Bond Index Fund, Intermediate-Term Bond Index Fund, and Long-Term Bond Index Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the funds' investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries.
     The Total Bond Market Index Fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Short-Term Bond Index and Intermediate-Term Bond Index Funds each offer two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares were first issued on November 12, 2001, and are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.

     2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. REPURCHASE AGREEMENTS: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

     5. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the funds under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2001, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                          CAPITAL CONTRIBUTION     PERCENTAGE        PERCENTAGE
                                   TO VANGUARD        OF FUND     OF VANGUARD'S
INDEX FUND                               (000)     NET ASSETS    CAPITALIZATION
--------------------------------------------------------------------------------
Total Bond Market                     $  4,034          0.02%             4.03%
Short-Term Bond                            367          0.02              0.37
Intermediate-Term Bond                     463          0.02              0.46
Long-Term Bond                             102          0.02              0.10
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. The fund's custodian bank has agreed to reduce its fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the year ended December 31, 2001, custodian fee offset arrangements reduced expenses of the Total Bond Market Index Fund by $168,000.

D. During the year ended December 31, 2001, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                       U.S. GOVERNMENT SECURITIES    OTHER INVESTMENT SECURITIES
                                (000)                            (000)
                       ---------------------------   ---------------------------
INDEX FUND               PURCHASES          SALES     PURCHASES          SALES
--------------------------------------------------------------------------------
Total Bond Market      $13,730,695     $8,198,762    $6,209,135     $4,259,544
Short-Term Bond          2,210,726      1,947,308       847,084        496,026
Intermediate-Term
  Bond                   2,089,039      1,795,523     1,345,841        866,234
Long-Term Bond             405,577        339,473       225,420        169,371
--------------------------------------------------------------------------------

     The Total Bond Market Index and Short-Term Bond Index Funds used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the funds have reclassified $1,076,000, and $2,145,000, respectively, from accumulated net realized gains to paid-in capital.

     The Total Bond Market Index, Short-Term Bond Index and Intermediate-Term Bond Index Funds used loss carryforwards of $81,634,000, $4,280,000 and $32,058,000, respectively, to offset taxable capital gains that would otherwise be available to distribute to shareholders.

     For tax purposes, at December 31, 2001, the funds had the following capital gains available for distribution, or capital losses available to offset future net capital gains:

--------------------------------------------------------------------------------
                                                              CAPITAL LOSS
                                   CAPITAL GAINS  ------------------------------
                                   AVAILABLE FOR                      EXPIRATION
                                    DISTRIBUTION     AMOUNT       FISCAL YEAR(S)
INDEX FUND                                 (000)      (000)       ENDING DEC. 31
--------------------------------------------------------------------------------
Total Bond Market                      $  24,239         --                   --
Short-Term Bond                            4,557         --                   --
Intermediate-Term Bond                     2,120         --                   --
Long-Term Bond                                --   $  2,115                 2008
--------------------------------------------------------------------------------

     The Total Bond Market Index and Short-Term Bond Index Funds' capital gains available for distribution include short-term gains of $5,677,000 and $2,456,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

E.  At  December  31,  2001,  net  unrealized  appreciation   (depreciation)  of
investment securities for financial reporting and federal income tax purposes was:

--------------------------------------------------------------------------------
                                                       (000)
                                 -----------------------------------------------
                                                                  NET UNREALIZED
                                 APPRECIATED       DEPRECIATED      APPRECIATION
INDEX FUND                        SECURITIES        SECURITIES    (DEPRECIATION)
--------------------------------------------------------------------------------
Total Bond Market                 $  549,211       $ (205,631)        $  343,580
Short-Term Bond                       40,102          (15,980)            24,122
Intermediate-Term Bond                56,465          (28,429)            28,036
Long-Term Bond                        18,524           (6,287)            12,237
--------------------------------------------------------------------------------

F. The market values of securities on loan to broker/dealers at December 31, 2001, and collateral received with respect to such loans, were:


--------------------------------------------------------------------------------
                                                         (000)
                                            ------------------------------------
                                                             COLLATERAL RECEIVED
                                                   -----------------------------
                                MARKET VALUE                        MARKET VALUE
                                   OF LOANED                    OF U.S. TREASURY
INDEX FUND                        SECURITIES             CASH         SECURITIES
                                                   -----------------------------
Total Bond Market                $ 2,441,781       $  375,307       $  2,121,110
Short-Term Bond                      138,180           95,021             46,116
Intermediate-Term Bond               164,814           71,069             97,195
Long-Term Bond                        60,072           52,099              8,794
--------------------------------------------------------------------------------


The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

G. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31,
                                     -------------------------------------------
                                             2001                    2000
                                     ---------------------   -------------------
                                     AMOUNT       SHARES     AMOUNT       SHARES
                                      (000)        (000)      (000)        (000)
--------------------------------------------------------------------------------
TOTAL BOND MARKET INDEX FUND
Investor Shares
  Issued                         $6,191,699      609,148 $3,075,455     318,189
  Issued in Lieu of Cash
     Distributions                  739,524       72,683    610,671      63,194
  Redeemed                       (4,200,214)    (412,644)(2,412,861)   (250,154)
     Net Increase (Decrease)--
     Investor Shares              2,731,009      269,187  1,273,265     131,229

Admiral Shares
  Issued                            892,722       87,286         --          --
  Issued in Lieu of Cash
     Distributions                    4,008          394         --          --
  Redeemed                          (23,592)      (2,324)        --          --
     Net Increase (Decrease)--
     Admiral Shares                 873,138       85,356         --          --

Institutional Shares
  Issued                          2,962,267      290,842  1,549,062     159,753
  Issued in Lieu of Cash
     Distributions                  299,978       29,479    213,000      22,032
  Redeemed                       (1,128,012)    (110,932)  (559,533)    (58,144)
     Net Increase (Decrease)--
     Institutional Shares         2,134,233      209,389  1,202,529     123,641

SHORT-TERM BOND INDEX FUND
  Investor Shares
  Issued                        $ 1,083,305      105,932  $ 461,159      47,267
  Issued in Lieu of Cash
     Distributions                   86,585        8,482     62,628       6,410
  Redeemed                         (806,181)     (78,704)  (421,226)    (43,253)
     Net Increase (Decrease)--
     Investor Shares                363,709       35,710    102,561      10,424

Admiral Shares
  Issued                            281,280       27,291         --          --
  Issued in Lieu of Cash
     Distributions                    2,793          274         --          --
  Redeemed (7,405) (722) -- --
     Net Increase (Decrease)--
     Admiral Shares                 276,668       26,843         --          --

INTERMEDIATE-TERM BOND INDEX FUND
  Investor Shares
  Issued                        $ 1,090,263      105,468  $ 437,605      45,634
  Issued in Lieu of Cash
     Distributions                  101,799        9,884     83,818       8,735
  Redeemed                         (777,361)     (75,294)  (409,214)    (42,821)
     Net Increase (Decrease)--
     Investor Shares                414,701       40,058    112,209      11,548

Admiral Shares
  Issued                            354,209       34,144         --          --
  Issued in Lieu of Cash
     Distributions                    1,947          189         --          --
  Redeemed                           (5,489)        (533)        --          --
     Net Increase (Decrease)--
     Admiral Shares                 350,667       33,800         --          --

LONG-TERM BOND INDEX FUND
  Issued                          $ 266,395       24,499  $ 164,071      16,252
  Issued in Lieu of Cash
     Distributions                   25,847        2,376     20,067       1,975
  Redeemed                         (172,123)     (15,907)  (112,362)    (11,180)
     Net Increase (Decrease)        120,119       10,968     71,776       7,047
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of Vanguard Bond Index Funds:

In our opinion, the accompanying statements of net assets (and the statement of assets and liabilities for Short-Term Bond Index Fund) and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Total Bond Market Index Fund, Short-Term Bond Index Fund, Intermediate-Term Bond Index Fund, and Long-Term Bond Index Fund (constituting Vanguard Bond Index Funds, hereafter referred to as the "Funds") at December 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
PHILADELPHIA, PENNSYLVANIA

FEBRUARY 6, 2002


--------------------------------------------------------------------------------
SPECIAL 2001 TAX INFORMATION
  (UNAUDITED) FOR VANGUARD BOND INDEX FUNDS

This information for the fiscal year ended December 31, 2001, is included pursuant to provisions of the Internal Revenue Code.

     The Total Bond Market Index and the Short-Term Bond Index Funds distributed $806,000 and $680,000, respectively as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year, all of which is designated as a 20% rate gain distribution.

ADVANTAGES OF VANGUARD.COM(TM)                           [PICTURE OF A COMPUTER]

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     prospectus is available.
     When you receive fund reports and prospectuses online, you lower Vanguard's printing and postage costs--and that helps to reduce the expense ratios of your funds. You will continue to receive confirmations of purchases, redemptions, and other account activity by mail.

HOW TO NOTIFY US ABOUT YOUR MAILING PREFERENCES

You can easily tell us to stop mailing your fund reports and prospectuses. Just log on to Vanguard.com (or follow the easy steps to register for secure, online access to your accounts) and update your Web profile. Registered users can also view their account values; download records of recent transactions; research and track the performance of individual securities and funds; buy, exchange, and sell fund shares; and much more.

     If you invest directly with us, you can also elect to receive all of your account statements online or to continue the mailing of only your year-end statements, which detail every transaction you make during the year. However, if you invest with us through an employer-sponsored retirement plan or a financial intermediary, some of these options may not be available to you.

     All Vanguard shareholders can choose to receive our electronic newsletters:
ECONOMIC WEEK IN REVIEW, a recap of each week's key economic reports and market activity; and WHAT'S NEW AT VANGUARD, a monthly update on our mutual funds, services, and online resources.

YOUR ONLINE INFORMATION IS SECURE

Vanguard.com uses some of the most secure forms of online communication available, including data encryption and Secure Sockets Layer (SSL) protocol. These technologies provide a high level of security and privacy when you access your account information, initiate online transactions, or send us messages. The Vanguard(R) Family of Funds

STOCK FUNDS
500 Index Fund
Calvert Social Index(TM) Fund
Capital Opportunity Fund
Capital Value Fund
Convertible Securities Fund
Developed Markets Index Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets Index Fund
Institutional Index Fund
Institutional Total Stock Market Index Fund
International Growth Fund
International Value Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Utilities Income Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund


BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund


BOND FUNDS
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds
 (California, Florida,
  Massachusetts, New Jersey,
  New York, Ohio, Pennsylvania)
Total Bond Market Index Fund


MONEY MARKET FUNDS
Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market
  Funds (California, New Jersey,
  New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund


VARIABLE ANNUITY PLAN
Balanced Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High-Grade Bond Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio


For information about Vanguard funds and our variable annuity plan, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

     Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the

-------------------------------------------------------------------------------------------------------------
NAME                     POSITION(S) HELD WITH FUND
(DATE OF BIRTH)           (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE          OVERSEEN BY TRUSTEE)        PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*           Chairman of the Board,         Chairman of the Board, Chief Executive Officer, and
(July 29, 1954)            Chief Executive Officer,       Director/Trustee  of  The Vanguard Group, Inc., and
May 1987                   and Trustee                    of  each of  the investment companies served by The
                           (106)                          Vanguard Group.
-------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

CHARLES D. ELLIS           Trustee                        The   Partners   of   '63  (pro  bono  ventures  in
(October 23, 1937)         (106)                          education); Senior  Adviser to Greenwich Associates
January 2001                                              (international    business-strategy    consulting);
                                                          Successor  Trustee  of Yale University; Overseer of
                                                          the   Stern   School   of  Business  at   New  York
                                                          University;  Trustee of the Whitehead Institute for
                                                          Biomedical Research.
-------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA             Trustee                        Chairman and Chief Executive Officer (since October
(December 23, 1945)        (84)                           1999), Vice Chairman (January-September 1999),  and
December 2001                                             Vice President  (prior to September 1999)  of  Rohm
                                                          and Haas Co.  (chemicals); Director  of Technitrol,
                                                          Inc.  (electronic components),  and  Agere  Systems
                                                          (communications components); Board  Member  of  the
                                                          American Chemistry Council;  and Trustee  of Drexel
                                                          University.
-------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN     Trustee                        Vice President, Chief Information Officer, and
(January 25, 1950)         (106)                          Member  of  the  Executive  Committee  of Johnson &
                                                          Johnson  (pharmaceuticals/consumer products);  July
                                                          1998  Director  of  the Medical Center at Princeton
                                                          and Women's Research and Education Institute.
-------------------------------------------------------------------------------------------------------------
BRUCE K. MACLAURY          Trustee                        President  Emeritus  of  The  Brookings Institution
(May 7, 1931)              (86)                           (an      independent,      nonpartisan     research
                                                          organization);  Director  of  the  American Express
                                                          January 1990 Bank, Ltd.,  The  St.  Paul Companies,
                                                          Inc.  (insurance and financial services),  and  the
                                                          National Steel Corp.
-------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL          Trustee                        Chemical Bank Chairman's Professor of Economics,
(August 28, 1932)          (104)                          Princeton   University;   Director   of  Prudential
May 1977                                                  Insurance Co.   of America, BKF Capital (investment
                                                          management), The  Jeffrey  Co. (a holding company),
                                                          and NeuVis, Inc. (a software company).
-------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, JR.      Trustee                        Chairman, President, Chief  Executive Officer, and
(October 8, 1941)          (106)                          Director of NACCO Industries, Inc. (forklift trucks
January 1993                                              /housewares/lignite);     Director   of    Goodrich
                                                          Corporation  (industrial  products/aircraft systems
                                                          and services); Director  of  the  Standard Products
                                                          Company  (a  supplier  for the automotive industry)
                                                          until 1998.
-------------------------------------------------------------------------------------------------------------
JAMES O. WELCH, JR.        Trustee                        Retired  Chairman  of Nabisco Brands, Inc.; retired
(May 13, 1931)             (106)                          Vice Chairman and Director of RJR Nabisco; Director
September 1971                                            of TECO Energy, Inc.
-------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON         Trustee                        Retired  Chairman  and  Chief  Executive Officer of
(March 2, 1936)            (106)                          Rohm  and  Haas Co.(chemicals); Director of Cummins
April 1985 Corp.                                          Inc.  (diesel engines), The  Mead (paper products),
                                                          and    AmerisourceBergen    Corp.   (pharmaceutical
                                                          distribution);  Trustee  of  Vanderbilt University.
-------------------------------------------------------------------------------------------------------------

activities of the funds. Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

     Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

-------------------------------------------------------------------------------------------------------------
NAME                       POSITION(S) HELD WITH FUND
(DATE OF BIRTH)            (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE      OVERSEEN BY TRUSTEE)           PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*

R. GREGORY BARTON          Secretary                      Managing  Director  and  General  Counsel   of  The
(April 25, 1951)           (106)                          Vanguard   Group,   Inc.  (since  September  1997);
June 2001                                                 Secretary of The Vanguard Group, and of each of the
                                                          investment companies served by  The Vanguard Group;
                                                          Principal of The Vanguard Group (prior to September
                                                          1997).
-------------------------------------------------------------------------------------------------------------
THOMAS J. HIGGINS          Treasurer                      Principal of The Vanguard Group, Inc.; Treasurer of
(May 21, 1957)             (106)                          each of  the  investment companies  served  by  The
July 1998                                                 Vanguard Group.
-------------------------------------------------------------------------------------------------------------
* Officers of the Funds are  "interested  persons" as defined in the  Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM

Mortimer J. Buckley, Information Technology.
F. William McNabb, III, Institutional Investor Group.
James H. Gately, Direct Investor Services.
Michael S. Miller, Planning and Development.
Kathleen C. Gubanich, Human Resources.
Ralph K. Packard, Chief Financial Officer.
Ian A. MacKinnon, Fixed Income Group.
George U. Sauter, Quantitative Equity Group.
--------------------------------------------------------------------------------
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.


Vanguard, The Vanguard Group, Vanguard.com, Admiral, VIPER, Explorer, Morgan, LifeStrategy, STAR, Wellesley, Wellington, Windsor, and the ship logo are trademarks of The Vanguard Group, Inc.

Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500, and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund.

All other marks are the property of their respective owners.

[PICTURE OF THE VANGUARD SHIP]
[THE VANGUARD LOGO]
POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600

ABOUT OUR COVER

Our cover photograph was taken by Michael Kahn in September 2000 aboard HMS Rose in New York's Long Island Sound. Mr. Kahn is a renowned photographer--and accomplished sailor--whose work often focuses on seascapes and nautical images. The photograph is copyrighted by Mr. Kahn.

FOR MORE INFORMATION

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through VANGUARD.COM(TM). Prospectuses may also be viewed online.

FUND INFORMATION
1-800-662-7447

TEXT TELEPHONE
1-800-952-3335

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

WORLD WIDE WEB
www.vanguard.com

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

(C)2002 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q840 022002